UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980

MORGAN STANLEY INSTITUTIONAL FUNDS TRUST
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	12-31-06

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period pursuant to Rule 12-12 of Regulation S-X is as follows:

Advisory Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (106.9%)
Agency Adjustable Rate Mortgages (1.2%)
Government National Mortgage Association, Adjustable Rate Mortgages:
5.13%, 10/20/25 - 12/20/27	$5,925	$6,015
5.38%, 5/20/24 - 2/20/28	26,444	26,743
5.75%, 7/20/25 - 9/20/27	4,406	4,466
		37,224
Agency Fixed Rate Mortgages (28.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
8.00%, 4/1/08 - 7/1/08	11	11
8.25%, 11/1/07 - 7/1/08	@—	@—
8.75%, 4/1/08	3	3
9.00%, 10/1/16	20	22
9.50%, 10/1/16 - 3/1/20	995	1,081
10.00%, 1/1/09 - 12/1/20	2,499	2,721
10.25%, 1/1/09 - 12/1/11	15	16
10.50%, 11/1/08 - 12/1/20	1,213	1,321
11.00%, 2/1/11 - 9/1/20	707	773
11.25%, 6/1/10 - 12/1/15	10	11
11.50%, 12/1/09 - 9/1/19	469	513
11.75%, 8/1/14 - 4/1/15	36	40
12.00%, 10/1/09 - 7/1/20	541	595
12.50%, 10/1/09 - 6/1/15	66	71
13.00%, 9/1/10 - 11/1/13	3	3
13.50%, 2/1/10	2	2
Gold Pools:
6.00%, 10/1/28 - 12/1/28	531	537
6.50%, 5/1/21 - 11/1/33	5,909	6,047
7.00%, 12/1/26 - 11/1/32	17,876	18,384
7.50%, 2/1/23 - 1/1/34	36,930	38,443
8.00%, 5/1/20 - 12/1/31	17,295	18,192
8.50%, 10/1/10 - 7/1/31	41,087	44,082
9.00%, 10/1/17 - 1/1/31	3,460	3,736
9.50%, 11/1/16 -12/1/22	1,371	1,490
10.00%, 6/1/17 - 4/1/25	976	1,063
10.50%, 7/1/19 - 3/1/21	366	404
11.00%, 7/1/17 - 9/1/20	377	409
12.00%, 6/1/20	358	386
12.50%, 7/1/19	9	10
Federal National Mortgage Association, Conventional Pools:
2.24%, 4/1/36	31,947	32,867
3.75%, 6/1/34	49	49
4.50%, 8/1/18	390	377
5.50%, 3/1/17	397	398
6.00%, 4/1/13 - 1/1/29	537	545
6.50%, 1/1/24 - 4/1/34	64,829	66,365
7.00%, 6/1/09 - 8/1/36	168,785	173,669
7.50%, 10/1/12 - 4/1/33	70,515	73,444
8.00%, 3/1/07 - 4/1/33	61,372	64,803
8.50%, 5/1/08 5/1/32	55,398	59,593
9.00%, 6/1/18 - 4/1/26	1,319	1,418
9.50%, 7/1/16 - 4/1/30	7,250	7,907
10.00%, 9/1/10 - 11/1/25	6,669	7,333
10.50%, 10/1/11 - 6/1/27	1,899	2,093
10.75%, 10/1/11	6	7
11.00%, 10/1/13 - 7/1/25	504	556
11.50%, 9/1/11 - 8/1/25	949	1,035
12.00%, 1/1/13	362	396
12.50%, 2/1/11 - 9/1/15	481	535

January TBA
7.00%, 1/25/36	(i)100,100	102,759
7.50%, 1/25/32	(i)20,500	21,243
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	38	38
6.50%, 10/15/10	25	26
7.00%, 7/15/31	171	177
8.50%, 7/15/08 - 3/15/20	1,854	1,984
9.00%, 11/15/16 - 11/15/24	10,851	11,633
9.50%, 7/15/09 - 10/15/24	25,653	27,861
10.00%, 11/15/09 - 2/15/26	38,550	42,743
10.50%, 4/15/13 - 4/15/25	8,434	9,395
11.00%, 12/15/09 - 4/21/21	10,868	11,925
11.50%, 3/15/10 - 11/15/19	713	791
12.00%, 11/15/12 - 5/15/16	1,474	1,648
12.50%, 5/15/10 - 4/15/19	108	119
13.00%, 1/15/11	42	48
13.50%, 5/15/10 - 5/15/13	55	63
		866,209
Asset Backed Corporates (1.4%)
American Express Credit Account Master Trust
5.46%, 9/15/09	(h)1,600	1,601
Bear Stearns Asset Backed Securities, Inc.
5.55%, 9/25/34	(h)199	199
Capital Auto Receivables Asset Trust
5.43%, 1/15/08	(h)205	205
GE Capital Credit Card Master Note Trust
5.39%, 9/15/10	(h)900	901
Harley-Davidson Motorcycle Trust
3.09%, 6/15/10	75	74
MBNA Credit Card Master Note Trust
5.46%, 8/17/09	(h)1,800	1,802
Residential Asset Securities Corp.
5.58%, 6/25/46	(h)36,754	36,713
SLM Student Loan Trust
5.40%, 4/25/13	(h)333	334
		41,829
Collateralized Mortgage Obligations — Agency Collateral Series (1.9%)
Bank of America Funding Corp.
1.79%, 9/20/35	133,646	2,589
Federal Home Loan Mortgage Corp.
Inv FI IO
0.63%, 3/15/24	43,024	1,007
2.65%, 6/15/28 - 3/15/32	5,443	175
3.15%, 9/15/30	2,519	207
3.20%, 12/15/23	3,121	355
20.38%, 11/15/07	17	1
Inv Fl IO PAC
4.23%, 3/15/08	119	2
4.90%, 2/15/08	220	4
Inv Fl IO REMIC
2.15%, 8/15/30	111	4
IO
5.00%, 6/15/17	378	39
5.50%, 1/15/29 - 8/15/30	13,462	1,044
6.00%, 5/1/31	1,477	281
6.50%, 4/1/28 - 5/15/33	2,409	509
7.00%, 6/1/30 - 3/1/32	5,608	1,237
7.50%, 4/1/28 - 9/1/30	2,949	754
8.00%, 10/15/12 - 6/1/31	9,436	2,090
IO PAC
1.00%, 2/15/27	5,249	134
6.00%, 4/15/32	411	50
7.00%, 9/15/27	67	14
IO REMIC
10.00%, 5/1/20 - 6/1/20	83	24
PAC
8.55%, 1/15/21	39	39
9.50%, 4/15/20	147	152
9.60%, 4/15/20	138	147
9.90%, 10/15/19	670	707
10.00%, 5/15/20 - 6/15/20	642	673

REMIC
5.88%, 9/15/07	56	56
Federal National Mortgage Association
5.77%, 12/25/08	162	163
7.00%, 9/25/32	8,557	8,846
Inv FI IO
1.58%, 7/25/34	32,371	822
2.20%, 2/17/31	607	31
2.63%, 7/18/27	1,024	47
2.75%, 12/25/29	101	1
2.85%, 10/25/28	3,656	133
3.15%, 7/25/30 - 11/18/30	4,243	239
3.20%, 10/18/30	414	21
3.25%, 10/25/29	753	24
3.90%, 10/25/07	283	3
Inv Fl IO REMIC
30.56%, 9/25/20	179	302
34.88%, 9/25/22	266	231
IO
5.00%, 2/25/15	553	17
5.50%, 3/25/17 - 6/25/26	839	42
6.00%, 8/25/32 - 7/25/33	21,622	4,420
6.50%, 6/1/31 - 6/25/33	24,962	5,386
7.00%, 4/1/32 - 5/25/33	20,197	4,499
7.50%, 4/1/27 - 1/1/32	6,914	1,795
8.00%, 2/1/23 - 12/1/31	28,946	6,529
8.50%, 10/1/24 - 10/1/25	5,365	1,396
9.00%, 11/1/26	2,820	711
9.50%, 9/1/18	1	@—
461.28%, 12/25/21	@—	2
807.24%, 6/25/21	@—	1
IO PAC
8.00%, 8/18/27 - 9/18/27	290	1,809
1,008.12%, 9/25/20	@—	8
1,156.92%, 7/25/21	@—	5
IO REMIC PAC
8.00%, 8/18/27	1,346	287
PAC
8.50%, 9/25/20	62	67
8.75%, 11/25/19	9	9
Government National Mortgage Association
Inv FI IO
2.63%, 9/16/27	88	6
2.65%, 4/16/29	13,849	712
2.80%, 5/20/31	3,210	232
3.20%, 12/16/29	916	66
3.25%, 8/16/29	16,516	1,039
GS Mortgage Securities Corp.
IO
3.26%, 8/25/36	(e)(h)89,716	3,630
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18	18	5
Lehman Structured Securities Corp., IO
7.00%, 10/26/29	(e)34,522	3,387
		59,217
Collateralized Mortgage Obligations — Non Agency Collateral Series (3.8%)
Countrywide Alternative Loan Trust
Zero Coupon, 3/20/46	(h)38,116	1,467
1.70%, 12/20/46	324,001	17,046
1.75%, 10/25/46	160,000	8,395
3.00%, 12/20/35	(e)(h)211,462	10,478
IO
0.48%, 2/25/37	181,142	9,963
1.00%, 3/20/46	155,485	7,384
Countrywide Home Loan Mortgage Pass Through Trust, IO
1.00%, 2/25/35	(h)111,646	2,494

Greenpoint Mortgage Funding Trust
1.36%, 6/25/45	(h)92,899	2,610
5.51%, 1/26/37	(h)35,875	35,875
Harborview Mortgage Loan Trust
IO
1.70%, 5/19/35	(h)201,047	4,962
1.90%, 10/20/45	(h)107,660	5,079
2.01%, 1/19/36	(h)90,747	2,382
2.08%, 3/19/37	(h)94,230	4,343
PO
1/19/36	(h)1,011	203
3/19/37	41	31
10/20/45	@—	@—
Indymac Index Mortgage Loan Trust
IO
1.34%, 7/25/35	(h)128,584	4,179
PO
7/25/35	@—	@—
		116,891
Mortgages — Other (41.3%)
American Express Co.
9.63%, 12/1/12	(d)(k)85	85
American Home Mortgage Assets
5.54%, 10/25/46	(h)24,673	24,713
5.58%, 5/25/46 - 9/25/46	(h)66,954	67,012
American Housing Trust
9.55%, 9/25/20	846	844
Bear Stearns Mortgage Securities, Inc.
5.52%, 12/25/36	(h)32,000	32,000
5.55%, 9/25/36	(h)28,359	28,333
5.60%, 7/25/36	(h)31,314	31,277
California Federal Savings & Loan Association
8.80%, 1/25/14	(d)(k)2	2
Countrywide Alternative Loan Trust
0.86%, 11/20/35	(h)440,452	11,355
5.61%, 11/20/35	(h)19,286	19,331
5.64%, 10/25/35 - 11/20/35	(h)34,505	34,571
5.74%, 12/20/35	(h)15,738	15,805
6.53%, 2/25/36	(h)35,804	36,162
6.86%, 11/25/35	(h)26,571	26,936
Countrywide Home Loan Mortgage Pass Through Trust
5.65%, 4/25/46	(h)33,303	33,343
Downey Savings & Loan Association Mortgage Loan Trust
5.55%, 10/19/36	(h)36,280	36,361
5.77%, 4/19/46	(h)35,222	35,266
Gemsco Mortgage Pass Through Certificate
8.70%, 11/25/10	(d)(k)19	19
GSR Mortgage Loan Trust
5.54%, 8/25/46	(h)39,200	39,225
Harborview Mortgage Loan Trust
5.50%, 2/19/46	(h)32,000	32,000
5.53%, 11/19/36	(h)43,635	43,655
5.55%, 7/21/36	(h)35,008	35,035
5.56%, 11/19/36	(h)41,026	41,132
5.58%, 7/19/46	(h)25,686	25,712
5.59%, 3/19/37	(h)27,224	27,277
5.64%, 7/19/45	(h)6,097	6,117
5.73%, 11/19/35	(h)19,321	19,418
Household Bank
8.24%, 7/1/08	(d)(k)@—	@—
Indymac Index Mortgage Loan Trust
5.63%, 7/25/35	(h)5,834	5,868
5.58%, 9/25/46	(h)23,377	23,449
Lehman XS Trust
5.62%, 11/25/35	(h)34,325	34,513
Luminent Mortgage Capital, Inc.
5.58%, 5/25/46	(h)21,874	21,941
Mastr Adjustable Rate Mortgages Trust
5.60%, 4/25/46	(h)21,404	21,476
Residential Accredit Loans, Inc.
5.61%, 2/25/46	(h)10,833	10,845

5.62%, 2/25/46	(h)12,285	12,284
Ryland Acceptance Corp. IV
6.65%, 7/1/11	459	458
Structured Asset Investment Loan Trust
5.58%, 7/25/36 - 8/25/36	(h)74,994	75,227
Structured Asset Mortgage Investments, Inc.
5.54%, 2/25/36	(h)24,040	24,082
5.55%, 10/25/36	(h)20,846	20,888
5.62%, 4/25/36	(h)46,210	46,403
5.65%, 5/25/36	(h)16,664	16,716
5.66%, 2/25/36	(h)48,906	49,087
Wamu Alternative Mortgage Pass-Through Certificates
4.83%, 8/25/46	(h)33,286	33,403
5.77%, 4/25/46 - 5/25/46 x	(h)55,032	55,239
Washington Mutual, Inc.
5.61%, 10/25/44	(h)14,300	14,327
5.61%, 10/25/45	(h)17,086	17,134
5.62%, 4/25/45	(h)19,636	19,714
5.64%, 8/25/45	(h)8,965	8,988
5.71%, 7/25/45	(h)16,380	16,464
Zuni Mortgage Loan Trust
5.48%, 7/25/36	(h)30,044	30,025
		1,261,517
U.S. Treasury Securities (29.0%)
U.S. Treasury Strips
IO
2.45%, 5/15/21	(c)(i)530,185	261,309
4.75%, 2/15/20	(c)413,010	217,698
4.87%, 11/15/19	(c)49,250	26,278
4.89%, 8/15/20	68,300	34,994
4.93, 5/15/19	(c)148,300	81,279
5.15%, 5/15/20	(c)247,000	128,280
PO
5/15/21	(c)275,650	136,315
		886,153
Total Fixed Income Securities (Cost $3,319,784)		3,269,040

Shares
Preferred Stock (0.8%)
Mortgages — Other
Home Ownership Funding Corp.,
13.33% (Cost $21,855)	(e)153,475	23,086

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
6/07 @ $94.25	16,196	405
6/07 @ $94.50	2,035	178
6/07 @ $94.75	1,104	392
Total Put Options Purchased (Cost $6,059)		975

	Face Amount (000)
Short-Term Investments (5.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.0%)
Alliance & Leicester plc, 5.36%, 1/8/07	$ (h)4,961	4,961
Bancaja, 5.37%, 1/19/07	(h)2,481	2,481
Bank of America Corp., 5.32%, 1/2/07	(h)7,938	7,938
Bank of New York Co., Inc., 5.34%, 1/10/07	(h)2,481	2,481
Bear Stearns & Co., Inc.,
5.37%, 1/2/07	(h)2,977	2,977
5.38%, 1/2/07	(h)1,985	1,985
5.39%, 1/16/07	(h)4,961	4,961
BNP Paribas plc, 5.35%, 2/20/07	(h)4,961	4,961
CIC, New York,
5.33%, 1/3/07	(h)3,472	3,472
5.34%, 1/2/07	(h)4,961	4,961
Dekabank Deutsche Girozentrale,
5.39%, 1/19/07	(h)5,060	5,060

Deutsche Bank Securities, Inc.,
5.33%, 1/2/07	15,920	15,920
Dexia Bank, New York, 5.33%, 1/2/07	(h)4,960	4,960
Gemini Securitization Corp., 5.34%, 1/2/07	2,479	2,479
Goldman Sachs Group, Inc.,
5.40%, 1/16/07	(h)2,481	2,481
5.42%, 1/2/07	(h)4,664	4,664
HSBC Finance Corp., 5.34%, 1/8/07	(h)2,481	2,481
Liberty Lighthouse U.S. Capital,
5.33%, 1/2/07	(h)2,481	2,481
Manufacturers & Traders, 5.33%, 1/16/07	(h)2,977	2,977
Merrill Lynch & Co., 5.35%, 1/26/07	(h)2,608	2,608
Mitsubishi UFJ Financial Group,
5.33%, 1/2/07	(h)2,481	2,481
Natexis Banques Populaires, New York,
5.34%, 1/2/07	(h)4,961	4,961
5.35%, 1/2/07	(h)2,481	2,481
National City Bank Cleveland,
5.32%, 1/2/07	(h)7,193	7,193
National Rural Utilities Cooperative Finance Corp., 5.34%, 1/2/07	(h)9,922	9,922
Nationwide Building Society, 5.44%, 3/28/07	(h)5,755	5,755
Nordea Bank, New York, 5.31%, 1/2/07	(h)7,442	7,442
Rhein-Main Securitisation Ltd., 5.33%, 1/18/07	2,342	2,342
Skandi, New York, 5.34%, 1/9/07	(h)4,961	4,961
SLM Corp., 5.36%, 1/22/07	(h)4,961	4,961
Toronto Dominion, New York, 5.32%, 5/29/07	(h)4,961	4,961
Tulip Funding, 5.36%, 1/16/07	2,726	2,726
Unicredito Italiano Bank (Ireland) plc,
5.36%, 1/9/07	(h)3,473	3,473
World Savings Bank FSB, 5.35%, 1/19/07	(h)1,684	1,684
		152,632
Repurchase Agreement (0.5%) J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $13,234	(f)13,226	13,226
U.S. Treasury Securities (0.1%) U.S. Treasury Bills 5.09%, 1/11/07	(j)3,925	3,919
Total Short-Term Investments (Cost $169,777)		169,777
Total Investments + (113.3%) (Cost $3,517,475) — Including $149,884 of Securities Loaned		3,462,878
Liabilities in Excess of Other Assets (-13.3%)		(405,639)
Net Assets (100%)		$3,057,239

(c)

All or a portion of security on loan at December 31, 2006. At December 31, 2006 the Portfolio had loaned securities with a total value of $149,884,000. This was secured by collateral of $152,632,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $533,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)	Security was valued at fair value – At December 31, 2006, the Portfolio held $106,000 of fair valued securities, representing less than 0.05% of net assets.

(e)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(i)	Security is subject to delayed delivery.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)	Security has been deemed illiquid at December 31, 2006.

@	Face Amount/Value is less than $500.

Inv FI	Inverse Floating Rate – Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2006.

IO	Interest Only

PO	Principal Only

PAC	Planned Amortization Class

REMIC	Real Estate Mortgage Investment Conduit

TBA	To Be Announced

+

At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $3,517,475,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $54,597,000, of which $46,109,000 related to appreciated securities and $100,706,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

		Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
	U.S. Treasury
	2 yr. Note	453	$92,426	Mar-07	$612

	U.S. Treasury
	10 yr. Note	5,305	570,122	Mar-07	(4,161)

	U.S. Treasury
	Long Bond	139	15,490	Mar-07	(236)

Short:
	U.S. Treasury
	5 yr. Note	2,476	260,135	Mar-07	2,222

					$(1,563)

Advisory Global Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (34.8%)
Argentina (7.3%)
Government of Argentina
5.83%, 12/31/33 (b)	$25,000		$12,187
Austria (1.6%)
Republic of Austria
5.00%, 1/15/08	EUR	2,000	2,670
Belgium (4.1%)
Kingdom of Belgium
5.75%, 3/28/08	5,100		6,878
France (4.5%)
Government of France B.T.A.N
3.00%, 7/12/08	5,500		7,164
3.75%, 1/12/07	190		251
			7,415
Mexico (9.3%)
Mexican Bonos
10.00%, 12/5/24	MXN	135,075	15,523
Netherlands (4.7%)
Netherlands Government
2.50%, 1/15/08	EUR	6,000	7,812
Turkey (3.3%)
Citigroup, Inc.
Zero Coupon, 7/17/08	$5,035		5,485
Total Fixed Income Securities (Cost $52,584)			57,970
Short-Term Investment (64.6%)
Repurchase Agreement (64.6%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $107,681 (Cost $107,619)	(f)107,619		107,619
Total Investments+(99.4%) (Cost $160,203)			165,589
Other Assets in Excess of Liabilities (0.6%)			1,063
Net Assets (100%)			$166,652

(b)	Issuer is in default.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennesse Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $160,203,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $5,386,000, of which $5,386,000 related to appreciated securities and $0 related to depreciated securities.

+

EUR	Euro

MXN	Mexican Peso

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation (000)
DKK	1,465	$259	1/31/07	USD	251	$251	$(8)
EUR	14,850	19,628	1/29/07	USD	18,793	18,793	(835)
EUR	1,614	2,133	1/29/07	USD	2,042	2,041	(92)
EUR	3,500	4,626	1/29/07	USD	4,504	4,504	(122)
EUR	42,024	55,582	2/13/07	USD	56,240	56,240	658
USD	1,314	1,314	1/29/07	EUR	1,025	1,355	41
USD	262	262	1/31/07	DKK	1,465	260	(2)
USD	56,545	56,544	2/13/07	JPY	6,450,000	54,492	(2,052)
		$140,348				$137,936	$(2,412)

DKK - Danish Krone
JPY - Japanese Yen
USD - United States Dollar

Futures Contracts:
The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Long:
Euro-Schatz 2yr.(Germany)	617	$84,269	Mar-07	$(441)

Advisory Global Fixed Income Portfolio II
Portfolio of Investments
First Quarter Report
December 31, 2006 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (38.0%)
Austria (4.9%)
Republic of Austria
4.00%, 7/15/09	EUR	40	$53
Belgium (23.8%)
Kingdom of Belgium
5.75%, 3/28/08	190		256
France (4.9%)
Government of France B.T.A.N.
3.75%, 1/12/07	40		53
Netherlands (4.4%)
Netherlands Government
5.25%, 7/15/08	35		47
Total Fixed Income Securities (Cost $391)			409
Short-Term Investment (53.6%)
Repurchase Agreement (53.6%)
J.P. Morgan Securities, Inc., 5.20%,
dated 12/29/06, due 1/2/07,
repurchase price $576 (Cost $576)	$	(f)576	576
Total Investments+(91.6%) (Cost $967)			985
Other Assets in Excess of Liabilities (8.4%)			90
Net Assets(100%)			1,075

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32;

Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennesse Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $967,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $18,000 of which $18,000 related to appreciated securities and $0 related to depreciated securities.

EUR	Euro

Foreign Currency Exchange Contract Information

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
DKK	$325	$58	1/31/07	USD	56	$56	$(2)
EUR	319	421	1/29/07	USD	403	403	(18)
USD	58	58	1/31/07	DKK	325	58	@—
		$537				$517	$(20)

DKK - Danish Krone
USD - United States Dollar
@— Amount is less than $500.

Futures Contracts:
The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro Schatz 2yr. (Germany)	4	$546	Mar-07	$(3)

Balanced

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (23.2%)
Agency Adjustable Rate Mortgages (0.7%)
Federal National Mortgage Association,
Conventional Pools:
7.30%, 5/1/36	$722	$738
7.31%, 8/1/36	344	352
7.32%, 7/1/36	521	532
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.13%, 12/20/25-12/20/27	132	137
5.38%, 3/20/25-1/20/28	551	555
		2,314
Agency Fixed Rate Mortgages (3.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17	28	30
10.50%, 8/1/19-12/1/19	77	88
11.00%, 5/1/20-9/1/20	39	43
12.00%, 3/1/15	32	36
Gold Pools:
7.50%, 1/1/31-6/1/32	544	564
8.00%, 2/1/21-8/1/31	427	451
9.50%, 12/1/22	37	40
10.00%, 12/1/19	34	37
Federal National Mortgage Association,
Conventional Pools:
6.50%, 4/1/32-7/1/32	353	361
7.00%, 3/1/18-10/1/34	1,507	1,552
7.50%, 7/1/30-6/1/32	1,056	1,099
8.00%, 2/1/31-4/1/32	480	509
8.50%, 6/1/30-12/1/30	264	283
9.50%, 4/1/30-11/1/20	299	328
10.00%, 1/1/10-1/1/20	42	46
10.50%, 15/1/19-4/1/22	189	206
11.50%, 11/1/19	3	3
12.50%, 9/1/15	15	17
January TBA
7.00%, 1/25/36	(i)4,150	4,261
Government National Mortgage Association,
Various Pools:
9.50%, 10/15/18-11/15/21	104	115
10.00%, 11/15/09-2/15/21	298	331
10.50%, 2/15/20	59	66
11.00%, 1/15/19	61	68
		10,534
Asset Backed Corporates (2.7%)
ACE Securities Corp.
5.67%, 5/25/34	(h)125	125
Aegis Asset Backed Securities Trust
5.46%, 10/25/35	(h)38	38
American Express Credit Account Master Trust
5.46%, 12/15/09	(h)550	551
Argent Securities, Inc.
5.40%, 10/15/46	(h)467	467
Bear Stearns Asset Backed Securities, Inc.
5.47%, 8/25/35	(h)84	84
5.55%, 9/25/34	(h)80	80
5.57%, 3/25/35	(h)193	193
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	128	128
5.41%, 5/15/11	(h)575	575
5.43%, 1/15/08	(h)77	77

Carrington Mortgage Loan Trust
5.47%, 10/25/35	(h)67	67
5.50%, 9/25/35	(h)103	103
Countrywide Asset-Backed Certificates
5.50%, 5/25/25	(h)325	326
First Franklin Mortgage Loan Asset Backed Certificates
5.40%, 7/25/36	(h)358	358
5.42%, 2/25/36	(h)299	299
5.45%, 7/25/35	(h)118	118
5.47%, 10/25/35	(h)266	267
Fremont Home Loan Owner Trust
5.40%, 10/25/36	(h)458	458
GE Capital Credit Card Master Note Trust
5.39%, 9/15/10	(h)350	351
GE Dealer Floorplan Master Note Trust
5.43%, 7/20/09	(h)450	451
GMASMP Trust
5.40%, 1/25/37	(h)375	375
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09	9	9
MBNA Credit Card Master Note Trust
5.49%, 2/16/10	(h)500	501
MBNA Master Credit Card Trust
7.80%, 10/15/12	900	978
New Century Home Equity Loan Trust
5.88%, 11/25/34	(h)39	39
Option One Mortgage Loan Trust
5.65%, 11/25/34	(h)18	18
RAAC Series
5.45%, 9/25/45	(h)199	199
Residential Asset Mortgage Products, Inc.
5.42%, 6/25/29	(h)438	438
Securitized Asset Backed Receivables LLC Trust
5.42%, 12/25/35	(h)163	163
Soundview Home Equity Loan Trust
5.41%, 1/25/37	(h)350	350
Structured Asset Investment Loan Trust
5.45%, 7/25/35	(h)45	45
Structured Asset Securities Corp.
5.55%, 6/25/35	(h)292	292
Terwin Mortgage Trust
5.47%, 7/25/35	(e)(h)22	22
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	100	99
		8,644
Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
Countrywide Home Loan Mortgage Pass Through Trust
IO
1.00%, 2/25/35	2,237	50
Federal Home Loan Mortgage Corp.,
Inv Fl IO
3.20%, 10/15/29	53	1
20.38%, 11/15/07	3	@—
Inv Fl IO PAC
4.23%, 3/15/08	23	@—
4.90%, 2/15/08	44	1
IO
5.00%, 6/15/17	288	30
6.50%, 3/15/33	171	36
7.50%, 12/1/29	118	32
8.00%,1/1/28- 6/1/31	36	8
Federal National Mortgage Association
5.41%, 12/25/36	(h)317	317
Inv Fl IO
2.20%, 2/17/31	448	23
3.25%, 3/18/30	22
3.90%, 10/25/07	58	1
IO
1.33%, 3/25/36	2,697	64
5.00%, 2/25/15	232	7

5.50%, 6/25/26	102	1
6.00%, 8/25/32-7/25/33	159	29
6.50%, 6/1/31-6/25/33	338	73
7.00%, 4/25/33	113	26
8.00%, 4/1/24-12/1/31	431	97
9.00%, 11/1/26	47	12
IO PAC
8.00%, 8/18/27	98	21
Government National Mortgage Association
Inv Fl IO
2.65%, 4/16/29	253	13
3.25%, 8/16/29	146	7
		849
Collateralized Mortgage Obligations - Non Agency Collateral Series (0.5%)
Countrywide Alternative Loan Trust
3.26%, 2/25/47	(e)4,772	259
IO
0.48%, 2/25/37	2,165	119
1.00%, 3/20/46	2,115	100
1.70%, 9/25/46	3,959	208
1.81%, 12/20/35	(e)(h)3,009	96
2.99%, 12/20/35	(e)(h)2,840	141
Greenpoint Mortgage Funding Trust
IO
1.10%, 8/25/45	1,284	39
1.91%, 10/25/45	1,667	52
Harborview Mortgage Loan Trust
IO
1.41%, 6/19/35	(h)1,797	43
1.70%, 5/19/35	(h)2,645	65
2.08%, 3/19/37	(h)2,097	97
PO
3/19/1937	1	1
Harborview NIM Corp.
Zero Coupon, 10/20/45	(e)(h)342	223
Indymac Index Mortgage Loan Trust
IO
1.34%, 7/25/35	(h)1,508	49
		1,492
Finance (1.5%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)265	276
American General Finance Corp.
4.63%, 9/1/10	(c)15	15
4.63%, 5/15/09	65	64
AXA Financial, Inc.
6.50%, 4/1/08	60	61
CIT Group, Inc.
3.65%, 11/23/07	80	79
Countrywide Home Loans, Inc.
3.25%, 5/21/08	165	160
EOP Operating LP
6.76%, 6/15/07	20	20
Farmers Insurance Exchange
8.63%, 5/1/24	(e)290	349
General Electric Capital Corp.
4.25%, 12/1/10	(c)80	77
HSBC Finance Corp.
5.88%, 2/1/09	345	350
JPMorgan Chase & Co.
7.00%, 11/15/09	255	267
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	190	187
Mantis Reef Ltd.
4.69%, 11/14/08	(e)200	198
MBNA Corp.
5.80%, 5/5/08	(h)140	141
Nationwide Building Society
4.25%, 2/1/10	(e)155	150
Platinum Underwriters Finance, Inc.

7.50%, 6/1/17	100	106
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	90	89
Residential Capital Corp.
6.38%, 6/30/10	230	233
SLM Corp.
4.00%, 1/15/10	120	116
St. Paul Travelers Companies., Inc. (The)
5.01%, 8/16/07	125	125
Two-Rock Pass Through Trust
6.32%, 12/31/49	(e)(h)100	99
Unicredit Luxembourg Finance S.A.
5.43%, 10/24/08	(e)(h)230	230
USB Capital IX
6.19%, 12/29/49	(h)195	199
Wachovia Capital Trust Ill
5.80%, 12/31/49	(h)565	570
Washington Mutual, Inc.
8.25%, 4/1/10	175	189
World Financial Properties
6.91%, 9/1/13	(e)260	272
Xlliac Global Funding
4.80%, 8/10/10	(e)155	152
		4,774
Industrials (1.7%)
Abitibi-Consolidated, Inc.
8.85%, 8/1/30	35	29
ArvinMeritor, Inc.
8.75%, 3/1/12	(c)100	103
AT&T Corp.
8.00%, 11/15/31	160	199
Bowater Canada Finance Corp.
7.95%, 11/15/11	(c)225	222
Brookfield Asset Management, Inc.
7.13%, 6/15/12	125	133
Caterpillar Financial Services Corp.
3.63%, 11/15/07	30	30
5.45%, 8/20/07	(h)150	150
Clorox Co.
5.48%, 12/14/07	(h)140	140
Comcast Cable Communications, Inc.
6.75%, 1/30/11	40	42
ConAgra Foods, Inc.
7.00%, 10/1/28	45	49
8.25%, 9/15/30	55	68
Consumers Energy Co.
4.00%, 5/15/10	30	29
4.80%, 2/17/09	80	79
Cooper Industries, Inc.
5.25%, 11/15/12	105	104
CVS Corp.
5.75%, 8/15/11	35	35
6.04%, 12/10/28	(e)175	175
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	65	78
Delhaize America, Inc.
9.00%, 4/15/31	85	101
Echostar DBS Corp.
6.38%, 10/1/11	145	144
6.63%, 10/1/14	35	34
FBG Finance Ltd.
5.13%, 6/15/15	(c)(e)115	109
FedEx Corp.
2.65%, 4/1/07	75	74
France Telecom S.A.
8.50%, 3/1/31	120	158
General Motors Acceptance Corp.
6.88%, 9/15/11	530	544
General Motors Corp.
8.38%, 7/15/33	(c)125	117

Glencore Nickel Property Ltd.
9.00%, 12/1/14	(b)(d)(k)320	@—
Hewlett-Packard Co.
5.50%, 5/22/09	(h)110	110
Home Depot, Inc. (The)
5.49%, 12/16/09	(h)55	55
Hyatt Equities LLC
6.88%, 6/15/07	(e)125	126
ICI Wilmington, Inc.
4.38%, 12/1/08	65	64
Interpublic Group of Companies., Inc.
5.40%, 11/15/09	85	84
6.25%, 11/15/14	70	65
Lenfest Communications, Inc.
7.63%, 2/15/08	180	184
LG Electronics, Inc.
5.00%, 6/17/10	(c)(e)80	78
May Department Stores Co. (The)
6.70%, 7/15/34	105	105
Miller Brewing Co.
4.25%, 8/15/08	(e)110	108
Mohawk Industries, Inc.
7.20%, 4/15/12	65	68
News America Holdings, Inc.
7.75%, 2/1/24	105	117
Norfolk Southern Corp.
7.35%, 5/15/07	75	75
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	25	25
Pilgrim’s Pride Corp.
9.63%, 9/15/11	(c)30	31
Sara Lee Corp.
6.13%, 11/1/32	65	59
SBC Communications Inc.
6.15%, 9/15/34	(c)70	69
Sprint Capital Corp.
8.75%, 3/15/32	15	18
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)163	171
Telecom Italia Capital S.A.
4.00%, 1/15/10	155	148
Telefonica Europe BV
8.25%, 9/15/30	125	149
Time Warner, Inc.
5.61%, 11/13/09	(h)210	210
Union Pacific Corp.
6.63%, 2/1/08	45	46
6.79%, 11/9/07	35	35
Viacom, Inc.
6.88%, 4/30/36	110	109
WellPoint, Inc.
3.75%, 12/14/07	30	30
Yum! Brands, Inc.
8.88%, 4/15/11	70	79
		5,364
Mortgages - Other (5.3%)
American Home Mortgage Assets
5.54%, 10/25/46	(h)617	618
5.58%, 9/25/46	(h)512	514
Banc of America Funding Corp.
5.70%, 9/20/35	(h)221	222
Bear Stearns Mortgage Funding Trust
5.60%, 7/25/36	(h)394	393
Countrywide Alternative Loan Trust
5.51%, 2/25/47	(h)348	348
5.54%, 10/25/46-11/25/46	(h)737	737
5.61%, 11/20/35	(h)251	251
5.62%, 7/25/46	(h)316	318
5.66%, 3/20/46	(h)318	318
Countrywide Home Loan Mortgage Pass Through Trust

5.65%, 3/25/35	(h)71	71
Downey Savings & Loan Association Mortgage Loan Trust
5.55%, 10/19/36	(h)498	499
5.77%, 4/19/46	(h)506	507
Federal National Mortgage Association PAC
8.50%, 9/25/20	17	18
Greenpoint Mortgage Funding Trust
5.51%, 1/25/37	(h)375	375
5.67%, 3/25/36	(h)474	475
Harborview Mortgage Loan Trust
5.44%, 1/19/38	(h)200	200
5.50%, 2/19/46	(h)375	375
5.53%, 11/19/36	(h)497	497
5.54%, 12/19/37	(h)375	375
5.55%, 7/21/36	(h)484	484
5.56%, 11/19/36	(h)537	539
5.58%, 7/19/46	(h)351	351
5.61%, 10/19/37	(h)403	404
5.64%, 7/19/45	(h)148	148
5.73%, 11/19/35	(h)248	249
Impac CMB Trust
5.60%, 6/25/34	(h)146	146
Indymac Index Mortgage Loan Trust
5.47%, 7/25/46	(h)525	528
5.58%, 6/25/46	(h)506	508
Luminent Mortgage Capital, Inc.
5.59%, 4/25/36	(h)346	347
5.60%, 5/25/36	(h)307	308
Merrill Lynch Mortgage Investors, Inc.
5.47%, 8/25/35	(h)163	163
Residential Accredit Loans, Inc.
5.54%, 12/25/36	(h)424	424
5.58%, 5/25/46	(h)216	216
5.61%, 2/25/46	(h)157	157
5.62%, 2/25/46	(h)182	182
Ryland Acceptance Corp. IV
Structured Asset Mortgage Investments, Inc.
5.54%, 2/25/36	(h)170	170
5.55%, 10/25/36	(h)347	347
5.58%, 7/25/36-8/25/36	(h)959	961
5.62%, 4/25/36	(h)564	566
Wamu Alternative Mortgage Pass-Through Certificates
5.54%, 7/25/46	(h)229	229
5.77%, 4/25/46	(h)381	384
Washington Mutual, Inc.
5.45%, 5/25/46	(h)222	222
5.60%, 11/25/45-12/25/45	(h)547	548
5.61%, 7/25/44-10/25/45	(h)225	225
5.62%, 4/25/45	(h)245	246
5.64%, 8/25/45	(h)114	115
Zuni Mortgage Loan Trust
5.48%, 7/25/36	(h)353	353
		16,631
Sovereign (0.4%)
Citigroup, Inc.
Zero Coupon, 7/17/08	70	76
Government of Argentina
5.83%, 12/31/33	(b)280	136
Government of Japan
0.30%, 3/20/08	JPY85,000	711
United Mexican States
10.00%, 12/5/24	MXN1,905	219
		1,142
U.S. Treasury Securities (6.5%)
U.S. Treasury Bonds
6.13%, 8/15/29	$ (c)25	29
6.25%, 5/15/30	(c)4,140	4,933
8.13%, 8/15/19	(c)2,100	2,744
U.S. Treasury Notes
3.63%, 5/15/13	(c)2,850	2,686

3.88%, 2/15/13	(c)1,170	1,120
U.S. Treasury Strips
IO
4.90%, 2/15/20	4,035	2,127
4.93%, 5/15/20	2,475	1,286
4.98%, 8/15/20	550	282
5.01%, 5/15/19	(c)1,000	548
5.03%, 5/15/21	9,245	4,557
5.10%, 11/15/19	375	200
		20,512
Utilities (0.4%)
Arizona Public Service Co.
5.80%, 6/30/14	150	150
CC Funding Trust I
6.90%, 2/16/07	115	115
Consolidated Natural Gas Co.
6.25%, 11/1/11	45	47
Detroit Edison Co.
6.13%, 10/1/10	60	61
Entergy Gulf States, Inc.
3.60%, 6/1/08	45	44
5.77%, 12/1/09	(h)75	75
6.10%, 12/8/08	(e)(h)105	105
Kinder Morgan Finance Co.
5.70%, 1/5/16	125	115
NiSource Finance Corp.
5.94%, 11/23/09	(h)85	85
Ohio Power Corp.
6.00%, 6/1/16	110	113
Plains All American Pipeline LP
6.70%, 5/15/36	110	114
PSEG Energy Holdings LLC
8.63%, 2/15/08	(c)65	67
Sempra Energy
4.63%, 5/17/07	75	75
Texas Eastern Transmission LP
7.00%, 7/15/32	70	79
TXU Energy Co. LLC
7.00%, 3/15/13	35	37
Wisconsin Electric Power Co.
3.50%, 12/1/07	30	29
		1,311
Total Fixed Income Securities (Cost $76,283)		73,567

	Shares
Common Stocks (59.0%)
Aerospace & Defense (1.6%)
Boeing Co.	11,350	1,008
General Dynamics Corp.	4,700	349
Honeywell International, Inc.	12,400	561
Lockheed Martin Corp.	5,350	493
Northrop Grumman Corp.	10,410	705
Raytheon Co.	17,200	908
Rockwell Collins, Inc.	1,500	95
United Technologies Corp.	14,300	894
		5,013
Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	13,720	561
Expeditors International Washington, Inc.	15,600	632
FedEx Corp.	2,250	245
United Parcel Service, Inc.	8,500	637
		2,075
Airlines (0.0%)
Southwest Airlines Co.	7,150	110
Automobiles (0.1%)
Honda Motor Co., Ltd. ADR	11,160	441
Beverages (1.1%)
Anheuser-Busch Cos., Inc.	5,538	273
Brown-Forman Corp., Class B	600	40
Coca-Cola Co. (The)	44,684	2,156
Coca-Cola Enterprises, Inc.	2,803	57

Diageo plc ADR	2,930	232
Pepsi Bottling Group, Inc.	1,440	45
PepsiCo., Inc.	11,625	727
		3,530
Biotechnology (0.7%)
Amgen, Inc	(a)13,160	899
Applera Corp. - Applied Biosystems Group	8,010	294
Biogen Idec, Inc.	(a)3,536	174
Genentech, Inc.	(a)6,440	522
Genzyme Corp.	(a)1,700	105
Gilead Sciences, Inc.	(a)2,900	188
Medimmune, Inc.	(a)1,270	41
		2,223
Building Products (0.1%)
American Standard Cos., Inc.	3,850	177
Masco Corp.	9,850	294
		471
Capital Markets (1.9%)
Bank of New York Co., Inc. (The)	3,590	141
Bear Stearns Cos., Inc. (The)	1,800	293
Charles Schwab Corp. (The)	48,891	945
Franklin Resources, Inc.	5,680	626
Goldman Sachs Group, Inc.	5,240	1,045
Lehman Brothers Holdings, Inc.	6,874	537
Mellon Financial Corp.	1,940	82
Merrill Lynch & Co., Inc.	18,960	1,765
Northern Trust Corp.	670	41
State Street Corp.	8,880	599
		6,074
Chemicals (0.6%)
Bayer AG ADR	23,610	1,260
E.I. du Pont de Nemours & Co.	11,390	555
Tronox, Inc.	207	3
		1,818
Commercial Banks (2.6%)
Akbank	111,727	679
Ameriprise Financial, Inc.	2,060	112
Bank of America Corp.	42,170	2,251
Bank Pekao S.A.	7,660	599
BB&T Corp.	750	33
Comerica, Inc.	540	32
Fifth Third Bancorp.	12,130	497
KeyCorp.	340	13
Komercni Banka A.S.	3,281	488
Marshall & Ilsley Corp.	870	42
National City Corp.	1,720	63
PNC Financial Services Group, Inc.	7,120	527
Powszechna Kasa	40,041	648
Regions Financial Corp.	2,654	99
SunTrust Banks, Inc.	810	68
Synovus Financial Corp.	1,420	44
Turkiye Garanti Bankasi A.S.	185,161	612
Turkiye Is Bankasi A.S.	152,938	702
U.S. Bancorp	5,090	184
Wachovia Corp.	5,246	299
Wells Fargo & Co.	8,940	318
		8,310
Commercial Services & Supplies (0.8%)
ACCO Brands Corp.	(a)376	10
Corporate Executive Board Co.	10,515	922
Iron Mountain, Inc.	(a)14,217	588
Monster Worldwide, Inc.	(a)12,953	604
Waste Management, Inc.	15,082	555
		2,679
Communications Equipment (1.5%)
Alcatel S.A.	10,079	143
Avaya, Inc.	(a)4,456	62
Cisco Systems, Inc.	(a)85,074	2,325
Comverse Technology, Inc.	(a)2,000	42
Corning, Inc.	(a)16,825	315

JDS Uniphase Corp.	(a)1,795	30
Motorola, Inc.	41,472	853
QLogic Corp.	(a)2,114	47
QUALCOMM, Inc.	20,524	776
Tellabs, Inc.	(a)5,000	51
		4,644
Computers & Peripherals (2.2%)
Apple Computer, Inc.	(a)17,029	1,445
Dell, Inc.	(a)32,169	807
EMC Corp.	(a)30,650	405
Hewlett-Packard Co.	42,652	1,757
International Business Machines Corp.	21,215	2,061
Lexmark International, Inc., Class A	(a)1,315	96
Network Appliance, Inc.	(a)4,029	158
Sun Microsystems, Inc.	(a)51,334	278
		7,007
Construction Materials (0.2%)
Cemex SAB de C.V. ADR	(a)17,076	579
Consumer Discretionary (0.2%)
Wynn Resorts Ltd.	6,356	597
Consumer Finance (0.7%)
American Express Co.	32,987	2,001
Capital One Financial Corp.	2,073	159
SLM Corp.	300	15
		2,175
Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,800	41
Diversified Financial Services (3.2%)
Brookfield Asset Management, Inc.	43,950	2,117
Chicago Mercantile Exchange Holdings, Inc.	1,047	534
Citigroup, Inc.	64,025	3,566
JPMorgan Chase & Co.	57,346	2,770
Moody’s Corp.	19,082	1,318
		10,305
Diversified Telecommunication Services (0.6%)
Alltel Corp.	400	24
BellSouth Corp.	1,600	75
Embarq Corp.	4,825	253
France Telecom S.A. ADR	13,070	362
Qwest Communications International, Inc.	(a)1,500	13
Verizon Communications, Inc.	32,134	1,197
		1,924
Electric Utilities (1.3%)
AES Corp. (The)	(a)4,900	108
American Electric Power Co., Inc.	13,150	560
CEZ 2	13,222	610
Consolidated Edison, Inc.	1,400	67
Edison International	2,000	91
Entergy Corp.	10,445	964
Exelon Corp.	4,900	303
FirstEnergy Corp.	9,350	564
FPL Group, Inc.	3,500	191
PPL Corp.	2,900	104
Progress Energy, Inc.	1,400	69
Southern Co. (The)	5,700	210
TXU Corp.	4,100	222
		4,063
Electrical Equipment (0.2%)
American Power Conversion Corp.	2,050	63
Cooper Industries Ltd., Class A	550	50
Emerson Electric Co.	10,900	480
Rockwell Automation, Inc.	1,200	73
		666
Electronic Equipment & Instruments (0.1%)
Agilent Technologies, Inc.	(a)6,618	231
Jabil Circuit, Inc.	3,452	85
Molex, Inc.	1,750	55
Sanmina-SCI Corp.	(a)5,348	19
Solectron Corp.	(a)12,249	39
		429

Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	4,160	311
BJ Services Co.	3,280	96
Halliburton Co.	10,768	334
Nabors Industries Ltd.	(a)2,900	86
Schlumberger Ltd.	21,130	1,335
Transocean, Inc.	(a)3,290	266
		2,428
Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	24,624	1,302
CVS Corp.	3,840	119
Kroger Co. (The)	12,958	299
Safeway, Inc.	5,262	182
SUPERVALU, Inc.	4,489	160
Sysco Corp.	3,090	114
Wal-Mart Stores, Inc.	35,364	1,633
Walgreen Co.	4,889	224
		4,033
Food Products (1.0%)
Archer-Daniels-Midland Co.	4,402	141
Cadbury Schweppes plc ADR	12,740	547
Campbell Soup Co.	2,520	98
ConAgra Foods, Inc.	12,061	326
General Mills, Inc.	2,467	142
Heinz (H.J.) Co.	2,559	115
Hershey Co. (The)	1,828	91
Kellogg Co.	2,593	130
Nestle S.A., (Registered) ADR	6,670	591
Sara Lee Corp.	5,478	93
Unilever N.V. (NY Shares)	25,420	693
W.M. Wrigley Jr. Co.	1,471	76
		3,043
Gas Utilities (0.0%)
Sempra Energy	1,400	78
Health Care Equipment & Supplies (1.5%)
Bard (C.R.), Inc.	2,400	199
Bausch & Lomb, Inc.	700	36
Baxter International, Inc.	10,150	471
Becton Dickinson & Co.	4,370	307
Biomet, Inc.	4,190	173
Boston Scientific Corp.	(a)37,885	651
Dade Behring Holdings, Inc.	13,023	518
Hospira, Inc.	(a)1,177	40
Medtronic, Inc.	20,920	1,119
Millipore Corp.	(a)400	27
St. Jude Medical, Inc.	(a)7,220	264
Stryker Corp.	7,220	398
Thermo Electron Corp.	(a)1,762	80
Waters Corp.	(a)640	31
Zimmer Holdings, Inc.	(a)4,280	335
		4,649
Health Care Providers & Services (1.8%)
Aetna, Inc.	10,840	468
AmerisourceBergen Corp.	4,380	197
Cardinal Health, Inc.	7,360	474
CIGNA Corp.	5,190	683
Express Scripts, Inc.	(a)2,800	200
Health Management Associates, Inc., Class A	4,500	95
Humana, Inc.	(a)2,800	155
IMS Health, Inc.	4,700	129
Manor Care, Inc.	1,100	52
McKesson Corp.	5,010	254
Medco Health Solutions, Inc.	(a)4,317	231
Quest Diagnostics, Inc.	3,400	180
Tenet Healthcare Corp.	(a)7,000	49
UnitedHealth Group, Inc.	33,039	1,775
WellPoint, Inc.	(a)9,700	763
		5,705
Hotels Restaurants & Leisure (1.5%)
Carnival Corp.	7,600	373

Harrah’s Entertainment, Inc.	2,550	211
Marriott International, Inc., Class A	33,973	1,621
McDonald’s Corp.	37,449	1,660
Starbucks Corp.	(a)11,200	397
Starwood Hotels & Resorts Worldwide, Inc.	3,900	244
Yum! Brands, Inc.	4,900	288
		4,794
Household Products (1.3%)
Clorox Co.	2,517	162
Colgate Palmolive Co.	6,092	397
Kimberly-Clark Corp.	8,390	570
Procter & Gamble Co.	45,420	2,919
		4,048
Independent Power Producers & Energy Traders (0.0%)
Constellation Energy Group, Inc.	1,400	96
Industrial Conglomerates (2.9%)
3M Co.	9,400	733
General Electric Co.	166,250	6,186
Siemens AG ADR	8,640	852
Textron, Inc.	1,550	145
TVN S.A.	(a)71	612
Tyco International Ltd.	25,700	781
		9,309
Insurance (2.9%)
ACE Ltd.	1,930	117
Aegon N.V. (NY Shares)	11,730	222
Aflac, Inc.	4,060	187
Allstate Corp. (The)	5,640	367
AMBAC Financial Group, Inc.	450	40
American International Group, Inc.	18,330	1,314
AON Corp.	1,500	53
Berkshire Hathaway, Inc., Class B	(a)333	1,221
Chubb Corp.	15,290	809
Cincinnati Financial Corp.	425	19
Hartford Financial Services Group, Inc.	8,460	789
Lincoln National Corp.	2,459	163
Loews Corp.	3,160	131
Marsh & McLennan Cos., Inc.	39,500	1,211
MBIA, Inc.	1,760	129
MetLife, Inc.	5,890	348
Principal Financial Group	2,970	174
Progressive Corp. (The)	7,340	178
Prudential Financial, Inc.	3,900	335
St. Paul Travelers Cos., Inc. (The)	19,936	1,070
XL Capital Ltd., Class A	6,840	493
		9,370
Internet & Catalog Retail (1.1%)
Amazon.com, Inc.	(a)38,556	1,522
eBay, Inc.	(a)68,510	2,060
		3,582
Internet Software & Services (1.3%)
Google, Inc., Class A	(a)5,503	2,534
Yahoo!, Inc.	(a)67,850	1,733
		4,267
IT Services (0.3%)
Automatic Data Processing, Inc.	2,100	104
Electronic Data Systems Corp.	2,100	58
First Data Corp.	2,100	54
Paychex, Inc.	1,300	51
Western Union Co. (The)	29,099	652
		919
Machinery (0.9%)
Caterpillar, Inc.	9,700	595
Danaher Corp.	3,800	275
Deere & Co.	2,750	262
Dover Corp.	3,750	184
Eaton Corp.	2,300	173
Illinois Tool Works, Inc.	8,900	411
Ingersoll-Rand Co., Ltd., Class A	7,670	300
ITT Industries, Inc.	2,500	142

Paccar, Inc.	3,837	249
Parker Hannifin Corp.	1,800	138
		2,729
Media (1.9%)
CBS Corp., Class B	75	2
Central European T.V.	(a)8,000	560
Clear Channel Communications, Inc.	8,919	317
Comcast Corp., Class A	(a)8,210	348
Grupo Televisa S.A. ADR	47,736	1,289
Idearc, Inc.	(a)135	4
International Game Technology	13,447	621
Interpublic Group of Cos., Inc.	(a)50	1
Live Nation, Inc.	(a)263	6
McClatchy Co.	25	1
McGraw-Hill Cos., Inc. (The)	10,049	684
New York Times Co., Class A	50	1
Omnicom Group, Inc.	50	5
Time Warner, Inc.	62,403	1,359
Viacom, Inc.	(a)19,840	814
Walt Disney Co.	150	5
		6,017
Metals & Mining (0.2%)
Newmont Mining Corp.	11,263	509
Multi-Utilities (0.4%)
Ameren Corp.	1,400	75
Dominion Resources, Inc./VA	2,100	176
DTE Energy Co.	1,400	68
Duke Energy Corp.	8,628	286
KeySpan Corp.	1,600	66
PG&E Corp.	3,500	166
Public Service Enterprise Group, Inc.	1,400	93
Williams Cos., Inc.	13,720	358
		1,288
Multiline Retail (0.7%)
Kohl’s Corp.	(a)3,250	223
Sears Holdings Corp.	(a)11,506	1,932
		2,155
Office Electronics (0.0%)
Xerox Corp.	(a)9,454	160
Oil, Gas & Consumable Fuels (6.0%)
Amerada Hess Corp.	2,910	144
Anadarko Petroleum Corp.	5,540	241
Apache Corp.	3,786	252
BP plc ADR	610	41
Chevron Corp.	26,057	1,916
ConocoPhillips	28,949	2,083
Devon Energy Corp.	5,300	355
EOG Resources, Inc.	2,400	150
Exxon Mobil Corp.	75,741	5,804
Hugoton Royalty Trust	131	3
Kinder Morgan, Inc.	1,200	127
LUKOIL ADR	10,414	910
Marathon Oil Corp.	3,920	363
Monsanto Co.	39,940	2,098
OAO Gazprom (Registered) ADR	21,652	996
Occidental Petroleum Corp.	8,368	409
Royal Dutch Shell plc ADR	11,140	788
Tupras Turkie Petrol Rafine	37,768	646
Ultra Petroleum Corp.	(a)29,220	1,395
Valero Energy Corp.	5,800	297
XTO Energy, Inc.	2,400	113
		19,131
Personal Products (0.1%)
Avon Products, Inc.	5,490	181
Pharmaceuticals (4.4%)
Abbott Laboratories	35,606	1,734
Allergan, Inc.	1,160	139
Bristol-Myers Squibb Co.	52,531	1,383
Eli Lilly & Co.	29,550	1,540
Forest Laboratories, Inc.	(a)2,810	142

GlaxoSmithKline plc ADR	5,700	301
Johnson & Johnson	25,560	1,687
King Pharmaceuticals, Inc.	(a)1,030	16
Merck & Co., Inc.	17,300	754
Pfizer, Inc.	82,641	2,140
Roche Holding AG ADR	9,630	862
Sanofi-Aventis ADR	6,600	305
Schering-Plough Corp.	65,560	1,550
Wyeth	26,177	1,333
		13,886
Road & Rail (0.2%)
Burlington Northern and Santa Fe Railway Co.	2,500	185
CSX Corp.	4,700	162
Norfolk Southern Corp.	2,750	138
Union Pacific Corp.	1,850	170
		655
Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.	(a)4,022	82
Altera Corp.	(a)4,329	85
Analog Devices, Inc.	3,392	111
Applied Materials, Inc.	15,963	295
Broadcom Corp., Class A	(a)4,730	153
Intel Corp.	92,066	1,864
KLA-Tencor Corp.	2,010	100
Linear Technology Corp.	2,658	81
LSI Logic Corp.	(a)460	4
Marvell Technology Group Ltd.	(a)22,524	432
Maxim Integrated Products, Inc.	3,114	95
Micron Technology, Inc.	(a)31,856	445
National Semiconductor Corp.	4,106	93
Novellus Systems, Inc.	(a)1,828	63
NVIDIA Corp.	(a)3,800	141
Teradyne, Inc.	(a)1,455	22
Texas Instruments, Inc.	15,978	460
Verigy Ltd.	(a)810	14
Xilinx, Inc.	3,160	75
		4,615
Software (0.8%)
Accelr8 Technology Corp.	(a)233	@—
Adobe Systems, Inc.	(a)1,400	58
Electronic Arts, Inc.	(a)10,689	538
Microsoft Corp.	19,800	591
NCR Corp.	(a)1,008	43
Oracle Corp.	(a)9,800	168
Symantec Corp.	(a)50,730	1,058
		2,456
Specialty Retail (0.3%)
Abercrombie & Fitch Co., Class A	10,753	749
Office Depot, Inc.	(a)5,120	195
		944
Specialty Stores (0.2%)
Home Depot, Inc.	15,390	618
Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	(a)13,686	588
Thrifts & Mortgage Finance (0.5%)
Countrywide Financial Corp.	1,530	65
Fannie Mae	2,400	143
Freddie Mac	18,060	1,226
MGIC Investment Corp.	325	20
Washington Mutual, Inc.	2,710	123
		1,577
Tobacco (0.7%)
Altria Group, Inc.	23,020	1,976
Reynolds American, Inc.	1,500	98
UST, Inc.	1,012	59
		2,133
Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	550	38
Wireless Telecommunication Services (2.0%)
America Movil S.A. de C.V., Series L ADR	27,704	1,253

AT&T, Inc.	3,500	125
Crown Castle International Corp.	(a)15,146	489
Mobile Telesystems OJSC ADR	29,700	1,490
Sprint Nextel Corp.	45,197	854
Turkcell Iletisim Hizmet	115,573	584
Vimpel-Communications OAO ADR	(a)19,300	1,524
		6,319
Total Common Stocks (Cost $148,709)		187,494
Mutual Funds (7.5%)
iShares MSCI Emerging Markets Index Fund	70,700	8,072
iShares MSCI EMU Index Fund	15,700	1,624
iShares MSCI Hong Kong Index Fund	51,900	830
iShares MSCI Mexico Index Fund	134,100	6,866
iShares MSCI United Kingdom Index Fund	99,100	2,320
Streettracks Gold Trust	(a)63,900	4,039
Total Mutual Funds (Cost $18,209)		23,751

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
6/07 @ $94.25	190	19
6/07 @ $94.50	24	5
9/07 @ $94.75	53	2
Total Put Options Purchased (Cost $84)		26
Preferred Stock (0.0%)
Mortgages- Other (0.0%)
Home Ownership Funding Corp. 13.33%
Total (Cost $92)	(e)500	75

	Face
	Amount
	(000)
Short-Term Investments (14.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (0.9%)
Alliance & Leicester plc, 5.36%, 1/8/07	$ (h)95	95
Bancaja, 5.37%, 5.37%, 1/19/07	(h)47	47
Bank of America Corp., 5.32%, 1/2/07	(h)151	151
Bank of New York Co., Inc., 5.34%, 1/10/07	(h)47	47
Bear Stearns & Co., Inc.,
5.37%, 1/2/07	(h)57	57
5.38%, 1/2/07	(h)38	38
5.39%, 1/16/07	(h)95	95
BNP Paribas plc, 5.35%, 2/20/07	(h)95	95
CIC, New York,
5.33%, 1/3/07	(h)66	66
5.34%, 1/2/07	(h)95	95
Dekabank Deutsche Girozentrale,
5.39%, 1/19/07	(h)96	96
Deutsche Bank Securities, Inc.,
5.33%, 1/2/07	303	303
Dexia Bank, New York, 5.33%, 1/2/07	(h)95	95
Gemini Securitization Corp., 5.34%, 1/2/07	47	47
Goldman Sachs Group, Inc.,
5.40%, 1/16/07	(h)47	47
5.42%, 1/2/07	(h)88	88
HSBC Finance Corp., 5.34%, 1/8/07	(h)47	47
Liberty Lighthouse US Capital,
5.33%, 1/2/07	(h)47	47
Manufacturers & Traders, 5.33%, 1/16/07	(h)57	57
Merrill Lynch & Co., 5.35%, 1/26/07	(h)50	50
Mitsubishi UFJ Financial Group,
5.33%, 1/2/07	(h)47	47
Natexis Banques Populaires, New York,
5.34%, 1/2/07	(h)47	47
5.35%, 1/2/07	(h)95	95
National City Bank Cleveland,
5.32%, 1/2/07	(h)137	137
National Rural Utilities Cooperative Finance Corp., 5.34%, 1/2/07	(h)189	189
Nationwide Building Society, 5.44%, 3/28/07	(h)110	110
Nordea Bank, New York, 5.31%, 1/2/07	(h)142	142
Rhein-Main Securitisation Ltd., 5.33%, 1/18/07	44	44

Skandi, New York, 5.34%, 1/9/07	(h)95	95
SLM Corp., 5.36%, 1/22/07	(h)95	95
Toronto Dominion, New York, 5.32%, 5/29/07	(h)95	95
Tulip Funding, 5.36%, 1/16/07	51	51
Unicredito Italiano Bank (Ireland) plc,
5.36%, 1/9/07	(h)66	66
World Savings Bank FSB, 5.35%, 1/19/07	(h)32	32
		2,908
Repurchase Agreement (13.6%)
J.P. Morgan Securities, Inc., 5.20%,
dated 12/29/06, due 1/2/07,
repurchase price $43,138	(f)43,113	43,113
U.S. Treasury Securities (0.0%)
U.S. Treasury Bill
5.09%, 1/11/07	(j)150	150
Total Short-Term Investments (Cost $46,171)		46,171
Total Investments+(104.2%) (Cost $289,548)
Including $10,559 of Securities Loaned		331,084
Liabilities in Excess of Other Assets (-4.2%)		(13,410)
Net Assets (100%)		$317,674

(a)	Non-income producing security.

(b)	Security is in default.

(c)

All or a portion of security on loan at December 31, 2006. At December 31, 2006 the Portfolio had loaned securities with a total value of $10,559,000. This was secured by collateral of $2,908,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $7,876,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)	Security was valued at fair value - At December 31, 2006, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(e)	144A security - certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)

Represents the Portfolio's undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal

National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennesse Valley Authority, 5.38% to 6.75%, due

11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(i)	Security is subject to delayed delivery.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)	Security has been deemed illiquid at December 31, 2006.

+

At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $289,548,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $41,536,000, of which $46,897,000 related to appreciated securities and $5,361,000 related to depreciated securities.

@	Face Amount/Value less than $500.

ADR	American Depositary Receipt

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2006.

JPY	Japanese Yen

MXN	Mexican Peso

IO	Interest Only

OJSC	Open Joint Stock Company

PAC	Planned Amortization Class

PO	Principal Only

TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	551	729	2/13/07	USD	737	737	8
USD	11,989	11,989	1/18/07	CNY	92,972	11,938	(51)
USD	10,253	10,253	1/18/07	CNY	80,282	10,309	56
		$22,971				$22,984	$13

EUR — Euro
CNY — China RenMinbi
USD — United States Dollar

Futures Contracts:
The Portfolio had the following futures contract(s) open at period end:

		Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
	Australian Dollar
	10yr Bond	39	$22,312	Mar-07	$(40)

	British Pound
	Long Gilt	22	4,658	Mar-07	(59)

	S&P 500 Emini Index	110	7,857	Mar-07	(12)
	Nasdaq 100	9	1,598	Mar-07	(29)

	(Equity Index)

	U.S. Treasury
	5 yr. Note	71	7,459	Mar-07	(44)

	U.S. Treasury
	10 yr. Note	44	4,824	Mar-07	(39)

	U.S. Treasury
	Long Bond	166	4,729	Mar-07	(278)

Short:
	U.S. Treasury
	2 yr. Note	21	4,284	Mar-07	25

	S&P 500 Emini	2	714	Mar-07	(2)
	U.S. Dollar
					$(478)

Equities Plus Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face
	Amount (000)	Value (000)
Fixed Income Securities (94.1%)
Agency Fixed Rate Mortgages (12.5%)
Federal National Mortgage Association,
Adjustable Rate Mortgages:
6.83%, 3/1/36	$1,149	$1,174
6.91%, 7/1/35	909	940
7.32%, 7/1/36	1,190	1,217
		3,331
Asset-Backed Corporate (0.4%)
Countrywide Asset—Backed NIM Certificates
4.50%, 8/25/36	(e)109	108
Collateralized Mortgage Obligations — Agency Collateral Series (1.4%)
Wamu Alternative Mortgage Pass-Through Certificates
IO
1.25%, 6/25/46	3,259	83
Washington Mutual, Inc.
IO
0.34%, 9/25/46	5,100	52
0.38%, 7/25/46	11,615	125
1.00%, 1/25/45	7,910	125
		385
Collateralized Mortgage Obligations — Non Agency Collateral Series (6.9%)
Countrywide Alternative Loan Trust
IO
1.08%, 9/25/35	5,319	119
1.43%, 8/25/46	(h)2,080	89
1.70%, 9/25/46	7,225	380
1.75%, 10/25/46	13,400	703
1.88%, 10/25/35	4,896	128
2.82%, 7/20/46	1,502	64
Countrywide Home Loan Mortgage
IO
0.68%, 2/25/35	(h)2,078	47
1.60%, 9/25/34	(h)2,224	52
1.89%, 2/25/35	(h)2,263	60
Harborview Mortgage Loan Trust
IO
2.18%, 7/19/46	(h)1,215	46
PO
7/19/47	@—	@—
Harborview NIM Corp.
Zero Coupon, 10/20/45	(e)245	159
		1,847
Finance (1.2%)
Popular North America, Inc.
5.65%, 4/15/09	55	55
USB Capital IX
6.19%, 12/29/49	(c)(h)60	61

Wachovia Capital Trust Ill
5.80%, 12/31/49	(h)(n)190	192
		308
Industrials (0.5%)
Telecom Italia Capital S.A.
4.00%, 11/15/08	65	63
Viacom, Inc.
5.75%, 4/30/11	60	60
		123
Mortgages-Other (71.1%)
American Home Mortgage Assets
5.58%, 5/25/46	(h)842	842
Countrywide Alternative Loan Trust
5.54%, 11/25/46	(h)1,033	1,035
5.58%, 7/25/46	(h)917	920
5.73%, 11/20/35	(h)812	815
6.53%, 2/25/36	(h)878	886
6.86%, 11/25/35	(h)719	729
Federal National Mortgage Association
5.93%, 12/25/21	(h)42	43
5.93%, 12/25/21	(h)46	46
5.98%, 11/25/20	(h)22	22
6.13%, 10/25/22	(h)53	54
7.31%, 8/1/36	(h)837	855
7.32%, 7/1/36	(h)1,205	1,232
Federal Home Loan Mortgage Corp.
5.98%, 10/15/22	(h)53	53
6.03%, 3/15/22-10/15/22	123	123
GS Mortgage Securities Corp.
8.11%, 6/25/46	(e)94	94
Harborview Mortgage Loan Trust
5.56%, 11/19/36	(h)293	294
5.68%, 9/19/35	(h)923	927
5.69%, 1/19/36	(h)(n)791	794
6.41%, 10/19/37	(e)97	97
Indymac Index NIM Corp.
6.65%, 6/25/46	(e)84	84
Lehman XS Net Interest Margin Notes
6.25%, 5/28/46	(e)68	68
Lehman XS Trust
5.69%, 2/25/46	(h)850	855
Luminent Mortgage Trust
5.55%, 10/25/46	(h)1,014	1,016
5.58%, 5/25/46	(h)820	823
5.60%, 5/25/36	(h)877	880
5.63%, 2/25/46	(h)890	892
Mastr Adjustable Rate Mortgages Trust
5.60%, 4/25/46	(h)800	803
Novastar Mortgage-Backed Notes
5.59%, 9/25/46	(h)814	817
Residential Accredit Loans, Inc.
5.58%, 5/25/46	(h)934	935
5.62%, 2/25/46	(h)(n)868	869
Sharps Sp I LLC NIM Trust
7.00%, 10/25/46	(e)235	235
Structured Asset Mortgage Investments, Inc.
5.58%, 6/25/36	(h)861	863
		19,001

Utilities (0.1%)
Kinder Morgan Finance Co.
5.70%, 1/5/16	40	37
Total Fixed Income Securities (Cost $25,202)		25,140

	No. of
	Contracts
Put Options Purchased (0.3%)
90 Day Euro (0.3%)
6/07 @ $94.25	64	2
6/07 @ $94.50	44	4
6/07 @ $94.75	40	13
9/07 @ $94.75	154	55
Total Put Options Purchased (Cost $32)		74

	Face
	Amount (000)
Short-Term Investments (5.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (0.2%)
Alliance & Leicester plc, 5.36%, 1/8/07	$ (h)2	2
Bancaja, 5.37%, 1/19/07	(h)1	1
Bank of America Corp., 5.32%, 1/2/07	(h)3	3
Bank of New York Co., Inc., 5.34%, 1/10/07	(h)1	1
Bear Stearns & Co., Inc.,
5.37%, 1/2/07	(h)2	2
5.38%, 1/2/07	(h)1	1
5.39%, 1/16/07	(h)2	2
BNP Paribas plc, 5.35%, 2/20/07	(h)2	2
CIC, New York,
5.33%, 1/3/07	(h)1	1
5.34%, 1/2/07	(h)2	2
Dekabank Deutsche Girozentrale,
5.39%, 1/19/07	(h)2	2
Deutsche Bank Securities, Inc.,
5.33%, 1/2/07	7	7
Dexia Bank, New York, 5.33%, 1/2/07	(h)2	2
Gemini Securitization Corp., 5.34%, 1/2/07	2	2
Goldman Sachs Group, Inc.,
5.40%, 1/16/07	(h)1	1
5.42%, 1/2/07	(h)2	2
HSBC Finance Corp., 5.34%, 1/8/07	(h)1	1
Liberty Lighthouse US Capital,
5.33%, 1/2/07	(h)1	1
Manufacturers & Traders, 5.33%, 1/16/07	(h)1	1
Merrill Lynch & Co., 5.35%, 1/26/07	(h)1	1
Mitsubishi UFJ Financial Group,
5.33%, 1/2/07	(h)1	1
Natexis Banques Populaires, New York,
5.34%, 1/2/07	(h)1	1
5.35%, 1/2/07	(h)2	2
National City Bank Cleveland,
5.32%, 1/2/07	(h)3	3
National Rural Utilities Cooperative Finance Corp., 5.34%, 1/2/07	(h)4	4
Nationwide Building Society, 5.44%, 3/28/07	(h)2	2
Nordea Bank, New York, 5.31%, 1/2/07	(h)3	3
Rhein-Main Securitisation Ltd., 5.33%, 1/18/07	(h)1	1
Skandi, New York, 5.34%, 1/9/07	(h)2	2

SLM Corp., 5.36%, 1/22/07	(h)2	2
Toronto Dominion, New York, 5.32%, 5/29/07	(h)2	2
Tulip Funding, 5.36%, 1/16/07	1	1
Unicredito Italiano Bank (Ireland) plc,
5.36%, 1/9/07	(h)1	1
World Savings Bank FSB, 5.35%, 1/19/07	(h)1	1
		63
Repurchase Agreement (5.1%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $1,364	(f)1,363	1,363
Total Short-Term Investments (Cost $1,426)		1,426
Total Investments+(99.7%) (Cost $26,660) Including $61 of Securities Loaned		26,640
Other Assets in Excess of Liabilities (0.3%)		66
Net Assets (100%)		$26,706

(c)           All or a portion of security on loan at December 31, 2006. At December 31, 2006, the Portfolio had loaned securities with a total value of $61,000. This was secured by collateral of $63,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

(e)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp.,  0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(n)           All or a portion of the security was pledged to cover securities sold short.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $26,660,000  and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $20,000 of which $18,000  related to appreciated securities and $38,000 related to depreciated securities.

@            Face Amount/Value is less than $500.

IO                                   Interest Only

PO                                Principal Only

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
S&P 500 Index
(U.S. Dollar)	74	$26,425	Mar-07	$104
CME E-mini S&P 500
(U.S. Dollar)	3	214	Mar-07	@—

U.S. Treasury
Long Bond	2	223	Mar-07	(5)
90 Day Eurodollar	18	4,261	Mar-07	(3)
Short:
U.S. Treasury
2 yr. Note	19	3,877	Mar-07	13
U.S. Treasury
5 yr. Note	8	841	Mar-07	8
				$117

	Face Amount (000)	Value (000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association,
January TBA,
5.50%. 1/25/36	$(850)	$840
January TBA,
6.00%, 1/25/36	(1,000)	1,007
(Total Proceeds $(1,856)		1,847

TBA       To Be Announced

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

Face
Amount (000)	Value (000)
Fixed Income Securities (95.9%)
Aerospace (1.8%)
Hexcel Corp.
6.75%, 2/1/15	$1,655	$1,638
K&F Acquisition, Inc.
7.75%, 11/15/14	2,400	2,484
4,122
Asset Backed Corporates (0.6%)
Bear Stearns Asset Backed Securities, Inc.
5.65%, 4/25/33	(h)5	5
Countrywide Asset-Backed Certificates
5.55%, 7/25/34	(h)528	529
First Franklin Mortgage Loan Asset Backed Certificates
5.42%, 4/25/26	(h)480	480
Long Beach Mortgage Loan Trust
5.44%, 1/25/36	(h)244	244
New Century Home Equity Loan Trust
5.88%, 11/25/34	(h)12	12
1,270
Cable (4.7%)
Cablecom Luxembourg SCA
9.38%, 4/15/14	EUR	(e)900	1,320
Cablevision Systems Corp.
9.87%, 4/1/09	$	(h)1,930	2,046
CCH I LLC
11.00%, 10/1/15	(c)652	672
Echostar DBS Corp.
5.75%, 10/1/08	1,270	1,268
6.38%, 10/1/11	1,115	1,111
Intelsat Subsidiary Holdings Co., Ltd.
8.63%, 1/15/15	2,045	2,137
10.48%, 1/15/12	(c)(h)1,270	1,288
NTL Cable plc
8.75%, 4/15/14	230	242
9.13%, 8/15/16	145	154
PanAmSat Corp.
9.00%, 8/15/14	307	326
10,564
Chemicals (5.9%)
Cognis Deutschland GmbH & Co. KG
8.48%, 11/15/13	EUR	(e)(h)915	1,243
Equistar Chemicals LP/Equistar Funding Corp.
10.13%, 9/1/08	$2,055	2,194
Innophos, Inc.
8.88%, 8/15/14	(c)1,050	1,071
Innophos Investments Holdings, Inc. PIK
13.38%, 2/15/15	502	527
Koppers Holdings, Inc.
Zero Coupon, 11/15/14	(g)1,155	930
Koppers, Inc.
9.88%, 10/15/13	(c)490	535
Millennium America, Inc.
9.25%, 6/15/08	1,294	1,342
Nalco Co.
7.75%, 11/15/11	(c)975	1,002
8.88%, 11/15/13	(c)1,375	1,463

Rockwood Specialties Group, Inc.
7.63%, 11/15/14	EUR	700	986
10.63%, 5/15/11	$645		690
Westlake Chemical Corp.
6.63%, 1/15/16		(c)1,130	1,099
			13,082
Collateralized Mortgage Obligations - Non Agency Collateral Series (0.4%)
Countrywide Alternative Loan Trust
3.25%, 2/25/47		(e)14,850	806
Consumer Products (1.8%)
Levi Strauss & Co.
10.12%, 4/1/12		(c)(h)2,820	2,908
Oxford Industries, Inc.
8.88%, 6/1/11		1,145	1,188
			4,096
Diversified Media (3.9%)
Advanstar Communications, Inc.
10.75%, 8/15/10		515	557
AMC Entertainment, Inc.
9.62%, 8/15/10		(h)960	997
CanWest Media, Inc.
8.00%, 9/15/12		(c)2,052	2,152
Dex Media East LLC/Dex Media East Finance Co.
12.13%, 11/15/12		872	963
Dex Media West LLC/Dex Media West Finance Co.
9.88%, 8/15/13		1,030	1,128
Idearc, Inc.
8.00%, 11/15/16		(e)400	408
Interpublic Group of Cos., Inc.
5.40%, 11/15/09		250	246
6.25%, 11/15/14		750	701
Quebecor World Capital Corp.
8.75%, 3/15/16		(c)(e)1,505	1,449
			8,601
Energy (10.6%)
Chaparral Energy, Inc.
8.50%, 12/1/15		1,735	1,735
CHC Helicopter Corp.
7.38%, 5/1/14		2,455	2,378
Chesapeake Energy Corp.
6.63%, 1/15/16		1,075	1,074
7.50%, 9/15/13		(c)1,090	1,141
7.63%, 7/15/13		175	185
CIE Generale De Geophysique
7.50%, 5/15/15		(c)615	621
El Paso Production Holding Co.
7.75%, 6/1/13		1,760	1,850
Hanover Compressor Co.
8.63%, 12/15/10		45	47
9.00%, 6/1/14		450	488
Hanover Equipment Trust
8.50%, 9/1/08		972	989
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15		(e)1,010	997
10.50%, 9/1/10		(e)1,320	1,419
Husky Oil Ltd.
8.90%, 8/15/28		(h)1,530	1,608
Kinder Morgan Finance Co. ULC
5.70%, 1/5/16		1,900	1,746
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		933	983

Massey Energy Co.
6.88%, 12/15/13		2,205	2,084
OPTI Canada, Inc.
8.25%, 12/15/14		(e)1,425	1,471
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.13%, 6/15/14		1,415	1,454
Pogo Producing Co.
6.88%, 10/1/17		(c)1,440	1,383
			23,653
Financial (0.6%)
Residential Capital Corp.
6.38%, 6/30/10		1,270	1,286
Food & Drug (1.2%)
CA FM Lease Trust
8.50%, 7/15/17		(e)1,082	1,162
Delhaize America, Inc.
8.13%, 4/15/11		965	1,046
9.00%, 4/15/31		445	531
			2,739
Food & Tobacco (4.6%)
Michael Foods, Inc.
8.00%, 11/15/13		1,170	1,220
Pilgrim’s Pride Corp.
9.25%, 11/15/13		(c)1,540	1,613
9.63%, 9/15/11		2,475	2,599
Reynolds American, Inc.
6.50%, 7/15/10		1,685	1,717
Smithfield Foods, Inc.
7.00%, 8/1/11		1,045	1,061
7.75%, 5/15/13		1,000	1,040
8.00%, 10/15/09		885	929
			10,179
Forest Products (5.7%)
Berry Plastics Holding Corp.
8.88%, 9/15/14		(c)(e)1,340	1,367
Crown Americas LLC and Crown Americas Capital Corp.
7.63%, 11/15/13		965	999
Crown European Holdings S.A.
6.25%, 9/1/11	EUR	520	719
Graham Packaging Co., Inc.
8.50%, 10/15/12	$	(c)1,330	1,350
Graphic Packaging International Corp.
9.50%, 8/15/13		(c)1,745	1,850
MDP Acquisitions
10.13%, 10/1/12	EUR	480	691
Owens-Illinois, Inc.
7.35%, 5/15/08	$60		61
7.50%, 5/15/10		(c)3,030	3,056
Packaging Corp. Of America
4.38%, 8/1/08		2,500	2,455
P.H. Glatfelter
7.13%, 5/1/16		(c)205	207
			12,755
Gaming & Leisure (4.4%)
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		2,465	2,465
Las Vegas Sands Corp.
6.38%, 2/15/15		(c)1,340	1,305
MGM Mirage
6.00%, 10/1/09		3,375	3,383
Station Casinos, Inc.
6.00%, 4/1/12		970	925
6.88%, 3/1/16		1,580	1,426
7.75%, 8/15/16		365	370
			9,874

Health Care (7.0%)
AmerisourceBergen Corp.
5.63%, 9/15/12		1,165	1,151
Community Health Systems, Inc.
6.50%, 12/15/12		1,160	1,148
DaVita, Inc.
6.63%, 3/15/13		(c)1,170	1,179
Fisher Scientific International, Inc.
6.13%, 7/1/15		2,450	2,426
Fresenius Medical Care Capital Trust
7.38%, 6/15/11	EUR	450	655
7.88%, 6/15/11	$1,095		1,153
Fresenius Medical Care Capital Trust II
7.88%, 2/1/08		1,361	1,388
HCA, Inc.
5.75%, 3/15/14		625	520
9.13%, 11/15/14		(e)420	450
National Mentor Holdings, Inc.
11.25%, 7/1/14		(e)975	1,041
Omnicare, Inc.
6.75%, 12/15/13		880	873
Tenet Healthcare Corp.
7.38%, 2/1/13		670	619
9.88%, 7/1/14		1,160	1,186
VWR International, Inc.
6.88%, 4/15/12		1,740	1,760
			15,549
Housing (1.0%)
Goodman Global Holding Co., Inc.
8.36%, 6/15/12		(c)(h)441	449
Nortek, Inc.
8.50%, 9/1/14		(c)1,780	1,753
			2,202
Information Technology (2.6%)
Freescale Semiconductor, Inc.
10.13%, 12/15/16		(c)(e)1,650	1,660
Iron Mountain, Inc.
7.75%, 1/15/15		790	810
8.63%, 4/1/13		(c)2,085	2,163
Rhythms NetConnections, Inc.
12.75%, 4/15/09		(b)(d)(k)433	@—
13.88%, 5/15/08		(b)(d)(k)12,869	@—
14.00%, 2/15/10		(b)(d)(k)11,487	@—
SunGard Data Systems, Inc.
9.13%, 8/15/13		990	1,045
9.97%, 8/15/13		(h)119	124
			5,802
Manufacturing (2.0%)
General Cable Corp.
9.50%, 11/15/10		(c)1,065	1,134
Johnsondiversey, Inc.
9.63%, 5/15/12		(c)2,095	2,205
9.63%, 5/15/12	EUR	55	76
Propex Fabrics, Inc.
10.00%, 12/1/12	$1,210		1,077
			4,492
Metals (1.0%)
Foundation PA Coal Co.
7.25%, 8/1/14		(c)575	588
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(b)(d)(k)4,140	@—

GrafTech Finance, Inc.
10.25%, 2/15/12	1,495	1,583
Murrin Murrin Holding Ltd.
9.38%, 8/31/07	(b)(d)(k)2,485	@—
2,171
Mortgages - Other (0.2%)
Bear Stearns Structured Products, Inc.
Zero Coupon, 2/25/36	(e)19,415	585
6.50%, 2/25/36	(e)14	14
599
Retail (2.0%)
Brown Shoe Co., Inc.
8.75%, 5/1/12	1,145	1,214
Linens ‘n Things, Inc.
10.99%, 1/15/14	(c)(h)1,815	1,769
Phillips-Van Heusen Corp.
7.25%, 2/15/11	1,400	1,435
4,418
Service (1.3%)
Buhrmann U.S., Inc.
7.88%, 3/1/15	650	637
8.25%, 7/1/14	495	494
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.38%, 9/1/10	1,685	1,727
2,858
Sovereign (0.4%)
Mexican Bonos
10.00%, 12/5/24	MXN	8,310	955
Telecommunications (2.8%)
Axtel S.A.
11.00%, 12/15/13	$	(c)1,438	1,608
Esprit Telecom Group plc
10.88%, 6/15/08	(b)(d)(k)965	@—
11.00%, 6/15/08	DEM	(b)(d)(k)2,608	@—
11.50%, 12/15/07	EUR	(b)(d)(k)1,669	@—
11.50%, 12/15/07	$	(b)(d)(k)600	@—
Exodus Communications, Inc.
11.63%, 7/15/10	(b)(c)(d)(k)3,899	@—
Nordic Telephone Co. Holdings ApS
8.88%, 5/1/16	(e)465	500
Qwest Communications International, Inc.
8.87%, 2/15/09	(h)1,495	1,521
Qwest Corp.
5.63%, 11/15/08	355	357
TDC A/S
6.50%, 4/19/12	EUR	380	529
Wind Acquisition Finance S.A.
10.75%, 12/1/15	$	(e)1,620	1,851
6,366
Transportation (11.2%)
Amsted Industries, Inc.
10.25%, 10/15/11	(c)(e)2,430	2,612
ArvinMeritor, Inc.
8.75%, 3/1/12	(c)2,265	2,339
Ford Motor Co.
7.25%, 10/25/11	1,475	1,446
Ford Motor Credit Co.
5.80%, 1/12/09	1,340	1,316
7.00%, 10/1/13	(c)2,000	1,912
General Motors Acceptance Corp.
4.38%, 12/10/07	1,615	1,593
6.88%, 9/15/11	5,285	5,426
6.88%, 8/28/12	375	386

General Motors Corp.
7.13%, 7/15/13	(c)710	671
8.38%, 7/15/33	(c)1,370	1,274
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	(c)1,955	2,033
Sonic Automotive, Inc.
8.63%, 8/15/13	2,945	3,048
United Auto Group, Inc.
7.75%, 12/15/16	(e)1,060	1,071
		25,127
U.S. Treasury Securities (5.2%)
U.S. Treasury Bonds
6.13%, 8/15/29	(c)5,500	6,430
U.S. Treasury Notes
4.50%, 2/28/11	5,200	5,163
		11,593
Utilities (10.7%)
AES Corp. (The)
7.75%, 3/1/14	(c)905	959
8.88%, 2/15/11	243	262
9.00%, 5/15/15	(e)105	113
9.38%, 9/15/10	396	432
CMS Energy Corp.
7.50%, 1/15/09	(c)2,785	2,886
Colorado Interstate Gas Co.
6.80%, 11/15/15	2,880	3,009
Ipalco Enterprises, Inc.
8.38%, 11/14/08	640	667
8.63%, 11/14/11	730	798
Nevada Power Co.
8.25%, 6/1/11	950	1,042
9.00%, 8/15/13	1,045	1,134
Northwest Pipeline Corp.
8.13%, 3/1/10	475	497
NRG Energy, Inc.
7.38%, 1/15/17	1,200	1,206
Ormat Funding Corp.
8.25%, 12/30/20	(c)1,537	1,575
PSEG Energy Holdings LLC
8.63%, 2/15/08	1,145	1,179
Southern Natural Gas Co.
8.88%, 3/15/10	935	986
Texas Utilities
6.38%, 1/1/08	2,300	2,323
Transcontinental Gas Pipe Line Corp.
6.25%, 1/15/08	2,300	2,320
TXU Energy Co. LLC
7.00%, 3/15/13	270	283
Williams Cos., Inc.
7.88%, 9/1/21	2,160	2,327
		23,998
Wireless Communications (2.3%)
American Tower Corp.
7.13%, 10/15/12	900	929
7.50%, 5/1/12	1,475	1,534
Rural Cellular Corp.
8.25%, 3/15/12	500	523
UbiquiTel Operating Co.
9.88%, 3/1/11	1,930	2,094
		5,080
Total Fixed Income Securities (Cost $234,072)		214,237

	Shares
Common Stocks (0.0%)
Diversified Media (0.0%)
Cyprion Media Network	94,396	8
Telecommunications (0.0%)
ION Media Networks, Inc.	44,554	4
SW Acquisition LP	1	@—
Viatel Holding Bermuda Ltd.	(a)8	@—
XO Holdings, Inc.	(a)(c)6,943	30
		34
Utilities (0.0%)
PNM Resources, Inc.	(a)(d)1	27
Total Common Stocks (Cost $10,800)		69
Preferred Stocks (0.0%)
Broadcasting (0.0%)
ION Media Networks, Inc., PIK
(Cost $0)	(e)1	7

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(a)(c)13,891	10
XO Holdings, Inc., Series B, expiring 1/16/10	(a)(c)10,418	5
XO Holdings, Inc., Series C, expiring 1/16/10	(a)(c)10,418	2
		17
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11	(a)(d)(e)(k)8,020	@—
Total Warrants (Cost $26)		17

	Face
	Amount (000)
Short-Term Investments (24.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (18.9%)
Alliance & Leicester plc, 5.36%, 1/8/07	$ (h)1,370	1,370
Bancaja, 5.37%, 5.37%, 1/19/07	(h)685	685
Bank of America Corp., 5.32%, 1/2/07	(h)2,192	2,192
Bank of New York Co., Inc., 5.34%, 1/10/07	(h)685	685
Bear Stearns & Co., Inc.,
5.37%, 1/2/07	(h)822	822
5.38%, 1/2/07	(h)548	548
5.39%, 1/16/07	(h)1,370	1,370
BNP Paribas plc, 5.35%, 2/20/07	(h)1,370	1,370
CIC, New York,
5.33%, 1/3/07	(h)959	959
5.34%, 1/2/07	(h)1,370	1,370
Dekabank Deutsche Girozentrale,
5.39%, 1/19/07	(h)1,398	1,398
Deutsche Bank Securities, Inc.,
5.33%, 1/2/07	4,397	4,397
Dexia Bank, New York, 5.33%, 1/2/07	(h)1,370	1,370
Gemini Securitization Corp., 5.34%, 1/2/07	685	685
Goldman Sachs Group, Inc.,
5.40%, 1/16/07	(h)685	685
5.42%, 1/2/07	(h)1,288	1,288
HSBC Finance Corp., 5.34%, 1/8/07	(h)685	685
Liberty Lighthouse US Capital,
5.33%, 1/2/07	(h)685	685
Manufacturers & Traders, 5.33%, 1/16/07	(h)822	822
Merrill Lynch & Co., 5.35%, 1/26/07	(h)720	720
Mitsubishi UFJ Financial Group,
5.33%, 1/2/07	(h)685	685
Natexis Banques Populaires, New York,
5.34%, 1/2/07	(h)1,370	1,370
5.35%, 1/2/07	(h)685	685

National City Bank Cleveland,
5.32%, 1/2/07	(h)1,987	1,987
National Rural Utilities Cooperative Finance Corp., 5.34%, 1/2/07	(h)2,740	2,740
Nationwide Building Society, 5.44%, 3/28/07	(h)1,590	1,590
Nordea Bank, New York, 5.31%, 1/2/07	(h)2,055	2,055
Rhein-Main Securitisation Ltd., 5.33%, 1/18/07	647	647
Skandi, New York, 5.34%, 1/9/07	(h)1,370	1,370
SLM Corp., 5.36%, 1/22/07	(h)1,370	1,370
Toronto Dominion, New York, 5.32%, 5/29/07	(h)1,370	1,370
Tulip Funding, 5.36%, 1/16/07	753	753
Unicredito Italiano Bank (Ireland) plc,
5.36%, 1/9/07	(h)959	959
World Savings Bank FSB, 5.35%, 1/19/07	(h)466	466
		42,153
Discount Notes (2.3%)
Federal Home Loan Bank
5.17%, 1/5/07	5,200	5,196
Repurchase Agreement (3.5%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $7,760	(f)7,756	7,756
U.S. Treasury Securities (0.1%)
U.S. Treasury Bill
5.09%, 1/11/07	(j)160	160
Total Short-Term Investments (Cost $55,266)		55,265
Total Investments + (120.7%) (Cost $300,164) — Including $48,073 of Securities Loaned		269,595
Liabilities in Excess of Other Assets (-20.7%)		(46,207)
Net Assets (100%)		$223,388

(a)           Non-Income producing security.

(b)           Issuer is in default.

(c)           All or a portion of security on loan at December 31, 2006. At December 31, 2006 the Portfolio had loaned securities with a total value of $48,073,000. This was secured by collateral of $42,153,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $6,687,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)           Security was valued at fair value — At December 31, 2006, the Portfolio held fair valued securities, each valued at less than $500, representing less 0.05% of net assets.

(e)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp.,  0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)           Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2006.  Maturity date disclosed is the ultimate maturity date.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(j)            All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)           Security has been deemed illiquid — At December 31, 2006.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $300,164,000 and,  accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $30,569,000 of which $6,363,000  related to appreciated securities and $36,932,000 related to depreciated securities.

@            Face Amount/Value is less than $500.

EUR                        Euro

DEM                    German Mark

MXN                  Mexican Peso

PIK                            Payment-in-Kind

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	177	$234	1/29/2007	USD	224	$224	$(10)
EUR	300	397	1/29/2007	USD	380	380	(17)
EUR	388	513	1/29/2007	USD	491	491	(22)
EUR	1,754	2,318	1/29/2007	USD	2,219	2,219	(99)
EUR	3,154	4,169	1/29/2007	USD	3,990	3,990	(179)
USD	234	234	1/29/2007	EUR	177	234	@—
USD	384	384	1/29/2007	EUR	290	383	(1)
USD	397	396	1/29/2007	EUR	300	396	@—
USD	514	514	1/29/2007	EUR	388	513	(1)
		$9,159				$8,830	$(329)

USD - U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
Long Bonds	61	$6,798	Mar-07	$(90)
U.S. Treasury
10yr. Note	170	18,270	Mar-07	(147)
Short:
U.S. Treasury
2yr. Note	381	77,736	Mar-07	245
U.S. Treasury
5yr. Note	229	24,059	Mar-07	147
				$155

Intermediate Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (91.4%)
Agency Adjustable Rate Mortgages (0.2%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.13%, 11/20/25-11/20/27	$61	$61
5.38%, 3/20/25-1/20/28	173	176
5.75%, 7/20/25-9/20/27	50	50
		287
Agency Fixed Rate Mortgages (9.1%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
11.00%, 7/1/13	10	11
Gold Pools:
7.00%, 6/1/28-6/1/32	104	107
7.50%, 8/1/30-1/1/31	123	128
8.00%, 6/1/30-9/1/31	549	577
8.50%, 7/1/30-7/1/31	82	88
9.50%, 12/1/22	22	24
10.00%, 6/1/17	23	25
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30-5/1/33	418	428
7.00%, 1/1/32-11/1/34	1,822	1,878
7.50%, 8/1/29-3/1/32	954	994
8.00%, 10/1/30-9/1/31	147	155
8.50%, 8/1/30	8	9
9.50%, 12/1/17-12/1/21	411	447
10.00%, 7/1/18-5/1/22	14	15
January TBA
7.00%, 1/25/36	(i)7,450	7,648
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16-12/15/21	171	186
10.00%, 2/15/16-3/15/25	272	302
10.50%, 3/15/16-2/15/18	51	57
11.00%, 3/15/10-6/15/20	106	116
11.50%, 6/15/13	7	8
12.00%, 5/15/14	7	8
12.50%, 12/15/10	4	4
		13,215
Asset Backed Corporates (30.7%)
ACE Securities Corp.
5.44%, 7/25/35	(h)383	384
Argent Securities, Inc.
5.40%, 10/15/46	(h)956	957
Bayview Financial Acquisition Trust
5.52%, 11/28/36	(h)651	651
Bear Stearns Asset Backed Securities, Inc.
5.47%, 8/25/35	(h)323	324
5.55%, 9/25/34	(h)278	279
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	256	256
4.05%, 7/15/09	1,450	1,441
4.98%, 5/15/11	1,075	1,075
5.31%, 10/20/09	(e)1,250	1,251
Capital One Auto Finance Trust
5.07%, 7/15/11	575	574
Carrington Mortgage Loan Trust
5.50%, 9/25/35	(h)484	484
Caterpillar Financial Asset Trust
3.90%, 2/25/09	940	934

5.57%, 5/25/10 CIT Equipment Collateral	925	931
5.07%, 2/20/10	600	599
Citigroup Mortgage Loan Trust, Inc.
5.40%, 8/25/36	(h)606	607
CNH Equipment Trust
4.02%, 4/15/09	1,079	1,073
4.27%, 1/15/10	2,250	2,227
5.20%, 6/15/10	500	500
Countrywide Asset-Backed Certificates
5.43%, 6/25/35	(h)923	923
Credit-Based Asset Servicing & Securitization
5.39%, 6/25/36	(h)689	690
Ford Credit Auto Owner Trust
5.26%, 10/15/10	1,000	1,001
Fremont Home Loan Trust
5.40%, 10/25/36	(h)894	895
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)1,675	1,663
4.88%, 10/22/09	(e)2,125	2,117
GS Auto Loan Trust
5.37%, 12/15/10	925	928
GSAMP Trust
5.40%, 1/25/37	(h)750	750
5.42%, 6/25/36	(h)691	691
5.45%, 8/25/35	(h)71	71
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	253	249
2.76%, 5/15/11	946	935
3.09%, 6/15/10	180	178
3.76%, 12/17/12	550	542
4.07%, 2/15/12	1,150	1,131
4.41%, 6/15/12	1,500	1,485
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)1,325	1,318
Honda Auto Receivables Owner Trust
2.77%, 11/21/08	403	402
4.85%, 10/19/09	1,700	1,694
Hyundai Auto Receivables Trust
3.98%, 11/16/09	975	965
Irwin Home Equity Corp.
5.49%, 6/25/35	(h)124	124
Merrill Lynch Mortgage Investors, Inc.
5.47%, 8/25/35	(h)610	611
Nationstar Home Equity Loan Trust
5.60%, 9/25/36	(h)865	865
Nissan Auto Receivables Grantor Trust
5.44%, 4/15/10	575	578
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	1,494	1,482
Residential Asset Securities Corp.
5.40%, 5/25/30	(h)540	540
Securitized Asset Backed Receivables LLC Trust
5.43%, 11/25/36	(h)900	899
Soundview Home Equity Loan Trust
5.41%, 1/25/37	(h)750	750
Specialty Underwriting & Residential Finance
5.43%, 12/25/35	(h)29	29
Structured Asset Securities Corp.
5.43%, 5/25/35	(h)1	1
5.55%, 6/25/35	(h)169	169
Terwin Mortgage Trust
5.47%, 7/25/35	(e)(h)84	84
5.53%, 7/25/36	(h)164	165
5.82%, 12/25/34	(h)151	151
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	175	174
USAA Auto Owner Trust
2.67%, 10/15/10	875	864

Volkswagen Auto Lease Trust
3.82%, 5/20/08	510	508
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	2,175	2,168
Wachovia Auto Owner Trust
4.06%, 9/21/09	697	692
Whole Auto Loan Trust
2.58%, 3/15/10	555	555
World Omni Auto Receivables Trust
3.29%, 11/12/08	171	171
		44,755
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
2.65%, 3/15/32	194	15
3.25%, 3/15/32	334	26
IO
5.00%, 9/15/14	502	19
6.00%, 5/1/31	258	49
6.50%, 4/1/28-8/1/28	580	123
7.00%, 2/15/32	95	21
8.00%, 1/1/28-6/1/31	21	5
IO PAC
6.00%, 4/15/32	274	33
Federal National Mortgage Association
Inv Fl IO
2.75%, 12/25/29	16	@—
IO
6.00%, 5/25/33-6/25/33	736	153
6.50%, 6/1/31	169	37
7.00%, 4/25/33	322	72
8.00%, 5/1/30	12	3
9.00%, 11/1/26	39	10
IO PAC
8.00%, 8/18/27	40	9
Government National Mortgage Association Inv Fl IO
2.62%, 12/16/25	197	11
2.63%, 9/16/27	127	9
2.67%, 5/16/32	110	5
		600
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.8%)
Countrywide Alternative Loan Trust IO
0.48%, 2/25/37	10,374	571
1.81%, 12/20/35	(e)(h)12,948	415
2.99%, 12/20/35	(e)(h)12,165	603
Harborview Mortgage Loan Trust
IO
1.41%, 6/19/35	(h)9,946	236
1.70%, 5/19/35	(h)12,974	320
2.08%, 3/19/37	(h)10,159	468
PO
3/19/1937	4	3
		2,616
Finance (12.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)610	635
American General Finance Corp.
4.63%, 5/15/09	755	743
AXA Financial, Inc.
6.50%, 4/1/08	295	299
Bank of America Corp.
3.38%, 2/17/09	245	236
3.88%, 1/15/08	165	163
Bank of New York Co., Inc. (The)
3.80%, 2/1/08	250	246
5.20%, 7/1/07	85	85
Bank One Corp.
6.00%, 2/17/09	455	461

CIT Group, Inc.
3.65%, 11/23/07	285	281
4.75%, 8/15/08	100	99
Countrywide Home Loans, Inc.
3.25%, 5/21/08	327	318
EOP Operating LP
6.76%, 6/15/07	400	403
Farmers Insurance Exchange
8.63%, 5/1/24	(e)300	361
General Electric Capital Corp.
4.75%, 9/15/14	95	92
5.38%, 3/15/07	930	930
HSBC Finance Corp.
4.13%, 12/15/08	90	88
6.40%, 6/17/08	270	274
6.75%, 5/15/11	285	302
Huntington National Bank
4.38%, 1/15/10	300	291
John Hancock Global Funding II
7.90%, 7/2/10	(e)715	774
JPMorgan Chase & Co.
6.00%, 2/15/09	275	278
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	410	404
Mantis Reef Ltd.
4.69%, 11/14/08	(e)255	252
Marsh & McLennan Cos., Inc.
5.38%, 3/15/07	440	440
MBNA Corp.
5.80%, 5/5/08	(h)625	629
Monumental Global Funding II
3.85%, 3/3/08	(e)760	746
Nationwide Building Society
4.25%, 2/1/10	(e)325	315
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	10	11
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	350	348
Popular North America, Inc.
5.65%, 4/15/09	155	155
Pricoa Global Funding I
3.90%, 12/15/08	(e)795	773
Residential Capital Corp.
6.38%, 6/30/10	425	430
Simon Property Group LP
6.38%, 11/15/07	355	358
SLM Corp.
4.00%, 1/15/10	230	222
Sovereign Bank
4.00%, 2/1/08	100	99
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	311	310
TIAA Global Markets, Inc.
4.13%, 11/15/07	(e)630	623
5.00%, 3/1/07	(e)710	710
Two-Rock Pass Through Trust
6.32%, 12/31/49	(e)(h)290	286
U.S. Bancorp
5.10%, 7/15/07	125	125
Unicredit Luxembourg Finance S.A.
5.43%, 10/24/08	(e)(h)470	470
USB Capital IX
6.19%, 12/29/49	(h)360	368
Wachovia Capital Trust Ill
5.80%, 12/31/49	(h)1,085	1,095
Washington Mutual, Inc.
8.25%, 4/1/10	365	393
Washington Mutual Preferred Funding II
6.66%, 12/31/49	(e)(h)300	301

World Financial Properties
6.91%, 9/1/13	(e)902	944
6.95%, 9/1/13	(e)219	229
Xlliac Global Funding
4.80%, 8/10/10	(e)375	368
		18,763
Industrials (8.5%)
America West Airlines, Inc.
7.10%, 4/2/21	233	246
American Honda Finance Corp.
3.85%, 11/6/08	(e)325	317
AT&T Wireless Services, Inc.
5.30%, 11/15/10	160	160
Brascan Corp.
7.13%, 6/15/12	300	320
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	140	142
Caterpillar Financial Services Corp.
5.45%, 8/20/07	(h)280	280
Clorox Co.
5.48%, 12/14/07	(h)485	486
Comcast Cable Communications, Inc.
6.75%, 1/30/11	235	246
8.38%, 5/1/07	105	106
Consumers Energy Co.
4.00%, 5/15/10	100	96
4.80%, 2/17/09	175	173
Cooper Industries, Inc.
5.25%, 7/1/07	160	160
5.25%, 11/15/12	225	223
CVS Corp.
3.88%, 11/1/07	65	64
5.75%, 8/15/11	65	66
6.04%, 12/10/28	(e)365	365
Deutsche Telekom International Finance BV
8.00%, 6/15/10	435	471
FBG Finance Ltd.
5.13%, 6/15/15	(e)255	241
Federated Department Stores, Inc.
6.30%, 4/1/09	265	270
6.63%, 9/1/08	80	81
Federated Retail Holdings, Inc.
5.90%, 12/1/16	380	380
FedEx Corp.
5.50%, 8/15/09	145	146
France Telecom S.A.
7.75%, 3/1/11	290	316
Fred Meyer, Inc.
7.45%, 3/1/08	300	307
General Mills, Inc.
3.88%, 11/30/07	85	84
Hewlett Packard Co.
5.50%, 5/22/09	(h)215	216
Home Depot, Inc.
5.49%, 12/16/09	(h)105	105
Hyatt Equities LLC
6.88%, 6/15/07	(e)330	331
ICI Wilmington, Inc.
4.38%, 12/1/08	125	123
Kraft Foods, Inc.
5.25%, 6/1/07	115	115
Lenfest Communications, Inc.
7.63%, 2/15/08	40	41
LG Electronics, Inc.
5.00%, 6/17/10	(e)165	162
Masco Corp.
4.63%, 8/15/07	240	238
May Department Stores Co. (The)
5.95%, 11/1/08	295	297

Miller Brewing Co.
4.25%, 8/15/08	(e)280	275
Mohawk Industries, Inc.
7.20%, 4/15/12	235	244
Norfolk Southern Corp.
7.35%, 5/15/07	240	242
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	170	169
Raytheon Co.
6.15%, 11/1/08	130	132
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)257	269
Telecom Italia Capital S.A.
4.00%, 1/15/10	335	320
Textron Financial Corp.
4.13%, 3/3/08	305	301
5.13%, 2/3/11	95	94
Time Warner, Inc.
5.61%, 11/13/09	(h)445	446
Toyota Motor Credit Corp.
5.65%, 1/15/07	385	385
Union Pacific Corp.
6.63%, 2/1/08	416	421
UnitedHealth Group, Inc.
4.13%, 8/15/09	120	117
5.20%, 1/17/07	25	25
Verizon Global Funding Corp.
6.13%, 6/15/07	445	446
7.25%, 12/1/10	140	149
Verizon New England, Inc.
6.50%, 9/15/11	200	206
Viacom, Inc.
5.75%, 4/30/11	300	300
Vodafone Group plc
5.45%, 12/28/07	(h)215	215
Weyerhaeuser Co.
6.13%, 3/15/07	20	20
Yum! Brands, Inc.
8.88%, 4/15/11	260	292
		12,442
Mortgages — Other (21.2%)
Banc of America Funding Corp.
5.70%, 9/20/35	(h)473	475
Bear Stearns Mortgage Securities, Inc.
5.52%, 12/25/36	(h)675	675
5.53%, 10/25/36	(h)869	868
5.55%, 9/25/36	(h)991	990
Countrywide Alternative Loan Trust
5.10%, 10/25/35	(h)271	271
5.54%, 11/25/46	(h)751	753
5.61%, 11/20/35	(h)986	989
5.74%, 12/20/35	(h)984	988
Countrywide Home Loan Mortgage Pass Through Trust
5.62%, 4/25/35	(h)964	967
5.65%, 3/25/35	(h)280	281
Federal National Mortgage Association
5.41%, 12/25/36	657	658
Greenpoint Mortgage Funding Trust
5.67%, 3/25/36	(h)2,226	2,228
GSR Mortgage Loan Trust
5.59%, 8/25/46	(h)945	947
Harborview Mortgage Loan Trust
5.44%, 1/19/38	(h)374	375
5.50%, 2/19/46	(h)775	775
5.53%, 11/19/36	(h)994	995
5.54%, 12/19/37	(h)775	775
5.59%, 3/19/37	(h)1,710	1,714
5.64%, 7/19/45	(h)531	533
5.73%, 11/19/35	(h)903	908

Indymac Index Mortgage Loan Trust
5.55%, 4/25/46	(h)916	918
5.56%, 11/25/36	(h)718	718
Luminent Mortgage Capital, Inc.
5.57%, 10/25/46	(h)943	946
5.59%, 4/25/36	(h)1,705	1,709
Residential Accredit Loans, Inc.
5.50%, 2/25/46	(h)1,050	1,050
5.54%, 12/25/36	(h)822	822
5.61%, 2/25/46	(h)754	755
5.62%, 2/25/46	(h)842	842
Structured Asset Mortgage Investments, Inc.
5.55%, 10/25/36	(h)990	992
Washington Mutual, Inc.
5.60%, 11/25/45-12/25/45	(h)2,406	2,411
5.61%, 10/25/45	(h)866	869
5.62%, 4/25/45	(h)1,190	1,195
5.64%, 8/25/45	(h)419	420
		30,812
Sovereign (0.4%)
Province of Quebec Canada
6.13%, 1/22/11	550	569
U.S. Treasury Securities (3.8%)
U.S. Treasury Notes
3.88%, 2/15/13	5,825	5,577
Utilities (2.4%)
Ameren Corp.
4.26%, 5/15/07	220	219
Appalachian Power Co.
3.60%, 5/15/08	355	347
Arizona Public Service Co.
5.80%, 6/30/14	330	330
Carolina Power & Light Co.
5.13%, 9/15/13	245	241
CC Funding Trust I
6.90%, 2/16/07	515	516
Columbus Southern Power Co.
4.40%, 12/1/10	100	96
Consolidated Natural Gas Co.
6.25%, 11/1/11	160	165
Detroit Edison Co.
6.13%, 10/1/10	155	159
Entergy Gulf States, Inc.
5.77%, 12/1/09	(h)215	215
NiSource Finance Corp.
5.94%, 11/23/09	(h)165	165
Ohio Power Corp.
6.00%, 6/1/16	190	195
Public Service Electric & Gas Co.
5.00%, 1/1/13	145	142
Sempra Energy
4.63%, 5/17/07	145	144
TXU Energy Co. LLC
6.13%, 3/15/08	125	126
Wisconsin Electric Power Co.
3.50%, 12/1/07	395	389
		3,449
Total Fixed Income Securities (Cost $134,351)		133,085

Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.
13.33%, (Cost $90)	(e)650	98

No. of
Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
6/07 @ $94.25 (Cost $172)	498	12

	Face
	Amount
	(000)
Short-Term Investments (13.4%)
Repurchase Agreement (12.7%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $18,448	$ (f)18,437	18,437
U.S. Treasury Securities (0.7%)
U.S. Treasury Bills
5.09%, 1/11/07	(j)1,035	1,033
Total Short-Term Investments (Cost $19,470)		19,470
Total Investments+ (104.9%) (Cost $154,083)		152,665
Liabilities in Excess of Other Assets (-4.9%)		(7,102)
Net Assets (100%)		$145,563

(e)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(i)            Security is subject to delayed delivery.

(j)            All or a portion of the security was pledged to cover margin requirements for futures contracts.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $154,085,000 and,  accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,418,000 of which $529,000  related to appreciated securities and $1,947,000 related to depreciated securities.

@            Face Amount/Value is less than $500.

Inv Fl                 Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2006.

IO                                   Interest Only

PO                                Principal Only

PAC                       Planned Amortization Class

TBA                      To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	115	$12,082	Mar-07	$(56)
U.S. Treasury
10 yr. Note	313	33,638	Mar-07	(264)
U.S. Treasury
Long Bond	29	3,232	Mar-07	(50)
Short:
U.S. Treasury
2 yr. Note	10	2,040	Mar-07	2
				$(368)

International Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (91.9%)
Australia (0.6%)
New South Wales Treasury Corp.
6.00%, 5/1/12	AUD	1,000	$778
Telstra Corp Ltd.
6.38%, 6/29/11	EUR	300	428
			1,206
Austria (4.4%)
Oesterreichische Kontrollbank AG
1.80%, 3/22/10	JPY	300,000	2,587
Republic of Austria
3.50%, 7/15/15	EUR	5,000	6,378
			8,965
Belgium (3.8%)
Government of Belgium
3.00%, 9/28/08	5,900		7,677
Canada (5.2%)
Government of Canada
1.90%, 3/23/09	JPY	500,000	4,298
3.00%, 6/1/07	CAD	5,500	4,695
Providence of Quebec
1.60%, 5/9/13	JPY	180,000	1,525
			10,518
Cayman Islands (0.3%)
MBNA America European Structured Offerings
5.13%, 4/19/08	EUR	511	683
Kingdom of Denmark (2.0%)
4.00%, 8/15/08	DKK	12,500	2,214
6.00%, 11/15/11	10,000		1,930
			4,144
France (8.6%)
Compagnie Generale des Etablissements Michelin
6.38%, 12/3/33	EUR	(h)300	410
Crown Euro Holdings S.A.
6.25%, 9/1/11	295		408
France Telecom S.A.
1.60%, 1/1/09 (Convertible)	330		438
8.13%, 1/28/33	350		629
Government of France O.A.T.
5.50%, 4/25/29	4,000		6,327
6.50%, 4/25/11	6,400		9,293
			17,505
Germany (10.2%)
Deutsche Bundesrepublik
5.50%, 1/4/31	1,900		3,031
6.25%, 1/4/24	7,360		12,290
Cognis Deutschland GmbH & Co. KG
8.45%, 11/15/13	(h)440		598
Kreditanstalt fur Wiederaufbau
0.75%, 8/8/08	500		657
2.05%, 9/21/09	JPY	490,000	4,227
			20,803

Guernsey (0.2%)
ABB International Finance Ltd.
6.50%, 11/30/11	EUR	295	425
Ireland (6.1%)
Depfa ACS Bank
0.75%, 9/22/08	JPY	430,000	3,615
Government of Ireland
4.25%, 10/18/07	EUR	6,600	8,735
			12,350
Italy (3.4%)
Republic of Italy
0.65%, 3/20/09	JPY	740,000	6,202
Telecom Italia Finance N.V.
7.75%, 1/24/33	EUR	405	637
			6,839
Japan (16.2%)
Development Bank of Japan
1.60%, 6/20/14	JPY	700,000	5,940
Government of Japan
0.60%, 3/20/10	1,720,000		14,272
1.70%, 6/20/33	480,000		3,562
2.40%, 3/20/34	430,000		3,709
Japan Bank for International Co-operation
0.35%, 3/19/08	430,000		3,602
Japan Finance Corp. for Municipal Enterprises
2.00%, 5/9/16	90,000		782
Sharp Corp.
Zero Coupon, 9/30/13	48,000		398
Sony Corp.
Zero Coupon, 12/18/08	70,000		615
			32,880
Luxembourg (0.3%)
Gaz Capital for Gazprom
4.56%, 12/9/12	EUR	170	221
Tyco International Group S.A.
6.13%, 4/4/07	270		359
			580
Mexico (0.5%)
Mexican Bonos
10.00%, 12/5/24	MXN	9,000	1,034
Multi-Country (2.3%)
Inter-American Development Bank
1.90%, 7/8/09	JPY	545,000	4,695
Netherlands (8.2%)
Bank Nederlandse Gemeenten
0.80%, 9/22/08	250,000		2,104
Government of Netherlands
4.00%, 1/15/37	EUR	5,200	6,756
5.00%, 7/15/12	5,000		6,943
Impress Holdings
6.48%, 9/15/13	155		210
Linde Finance B.V.
7.38%, 7/14/66	(h)150		210
Telefonica Europe B.V.
5.88%, 2/14/33	320		451
			16,674
Norway (0.3%)
Kingdom of Norway
5.50%, 5/15/09	NOK	3,900	641
Poland (1.4%)

Government of Poland
5.75%, 3/24/10	PLN	7,800	2,763
Spain (4.3%)
Government of Spain
3.00%, 7/30/07	EUR	6,600	8,673
5.15%, 7/30/09	@—		1
			8,674
Sweden (1.2%)
Kingdom of Sweden
8.00%, 8/15/07	SEK	14,000	2,102
Telefonaktiebolaget LM Ericsson
6.75%, 11/28/10	EUR	230	322
			2,424
United Kingdom (7.7%)
Allied Domecq
6.63%, 4/18/11	GBP	190	382
BAA plc
4.50%, 2/15/18	EUR	170	218
British Telecommunications plc
7.13%, 2/15/11	220		323
Ineos Group Holdings plc
7.88%, 2/15/16	165		208
United Kingdom Treasury Bond
4.25%, 6/7/32	GBP	800	1,559
5.00%, 9/7/14	6,600		13,059
			15,749
United States (4.7%)
Federal National Mortgage Association
1.75%, 3/26/08	JPY	700,000	5,961
Ford Motor Credit Co.
5.75%, 1/12/09	EUR	320	423
General Electric Capital Corp.
0.75%, 2/5/09	JPY	250,000	2,093
General Motors Acceptance Corp.
5.38%, 6/6/11	EUR	190	254
6.00%, 7/3/08	260		349
Omnicom Group, Inc.
Zero Coupon, 7/31/32	$400		412
Owens Brockway Glass Container, Inc.
6.75%, 12/1/14	EUR	130	173
			9,665
Total Fixed Income Securities (Cost $183,038)			186,894
Short-Term Investments (5.2%)
Repurchase Agreement (1.8%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07,
repurchase price $3,610	$	(f)3,608	3,608
U.S. Treasury Securities (3.4%)
U.S. Treasury Bills
3.13%, 1/31/07	7,000		6,990
Total Short-Term Investments (Cost $10,594)			10,598
Total Investments+ (97.1%) (Cost $193,632)			197,492
Other Assets in Excess of Liabilities (2.9%)			5,797
Net Assets (100%)			$203,289

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp.,  0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of

$1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $193,632,000 and,  accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,860,000 of which $8,770,000  related to appreciated securities and $4,910,000 related to depreciated securities.

@                                    Face Amount/Value is less than $500.

AUD                    Australian Dollar

CAD                     Canadian Dollar

DKK                     Danish Krone

EUR                        Euro

GBP                         British Pound

JPY                            Japanese Yen

MXN                  Mexican Peso

NOK                     Norwegian Krone

PLN                         Polish New Zloty

SEK                         Swedish Krona

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
AUD	1,000	$789	1/10/07	USD	771	$771	$(18)
CAD	1,670	1,432	1/10/07	USD	1,449	1,449	17
CAD	1,100	943	1/10/07	USD	950	950	7
DKK	13,000	2,301	1/11/07	USD	2,295	2,295	(6)
EUR	500	660	1/12/07	USD	638	638	(22)
EUR	550	727	1/16/07	USD	702	702	(25)
EUR	350	462	1/16/07	USD	449	449	(13)
GBP	125	245	1/18/07	USD	233	233	(12)
GBP	200	391	1/18/07	USD	380	380	(11)
JPY	80,000	673	1/12/07	USD	683	683	10
JPY	150,000	1,262	1/12/07	USD	1,290	1,290	28
JPY	150,000	1,262	1/12/07	USD	1,295	1,295	33
JPY	490,000	4,137	2/7/07	USD	4,240	4,240	103
JPY	504,000	4,255	2/7/07	USD	4,361	4,361	106
JPY	50,000	420	1/12/07	USD	433	433	13
JPY	50,000	420	1/12/07	USD	437	437	17
JPY	75,000	630	1/12/07	USD	638	638	8
USD	825	825	1/10/07	AUD	1,050	829	4
USD	1,485	1,485	1/10/07	CAD	1,670	1,432	(53)
USD	1,903	1,903	1/11/07	CHF	2,365	1,942	39
USD	957	957	1/11/07	DKK	5,600	992	35
USD	6,383	6,383	1/16/07	EUR	5,065	6,690	307
USD	346	346	1/16/07	EUR	275	363	17
USD	2,781	2,781	1/16/07	EUR	2,200	2,906	125
USD	957	957	1/16/07	EUR	750	990	33
USD	450	450	1/16/07	EUR	350	462	12
USD	12,759	12,759	1/12/07	JPY	1,505,000	12,661	(98)
USD	8,478	8,478	1/12/07	JPY	1,000,000	8,413	(65)
USD	645	645	1/12/07	JPY	75,000	631	(14)
USD	759	759	1/12/07	SGD	1,200	783	24
		$59,737				$60,338	$601

CHF        - Swiss Franc

SGD        - Singapore Dollar

USD        - United States Dollar

Investment Grade Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (95.9%)
Agency Adjustable Rate Mortgages (2.5%)
Federal National Mortgage Association,
Adjustable Rate Mortgages:
7.30%, 5/1/36	$3,750	$3,833
7.31%, 8/1/36	2,387	2,440
7.32%, 7/1/36	3,546	3,625
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.125%, 11/20/25-12/20/27	483	491
5.375%, 2/20/25-2/20/28	2,171	2,196
5.75%, 7/20/25	38	38
		12,623
Agency Fixed Rate Mortgages (13.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17-11/1/20	46	50
10.25%, 7/1/09	8	8
11.00%, 1/1/16	18	19
13.00%, 9/1/10	1	1
Gold Pools:
6.00%, 2/1/32-4/1/32	87	87
6.50%, 7/1/25-3/1/32	428	439
7.00%, 2/1/26	23	24
7.50%, 5/1/16-6/1/32	3,884	4,045
8.00%, 11/1/29-10/1/31	798	839
8.50%, 12/1/30	156	168
10.00%, 10/1/19-1/1/21	68	74
10.50%, 3/1/16	42	44
Federal National Mortgage Association,
7.50%, 9/1/35	2,462	2,564
Conventional Pools:
6.00%, 10/1/31-12/1/31	137	138
6.50%, 6/1/26-9/1/32	1,506	1,542
7.00%, 11/1/25-6/1/36	26,036	26,779
7.50%, 5/1/23-12/1/32	4,287	4,465
8.00%, 2/1/12-4/1/32	3,038	3,204
8.50%, 4/1/30-5/1/32	2,643	2,843
9.00%, 2/1/17	90	96
9.50%, 8/1/22	119	129
10.00%, 3/1/20-5/1/22	167	182
10.50%, 12/1/17-10/1/18	43	48
11.00%, 4/1/21	71	77
11.25%, 8/1/13	46	51
11.50%, 1/1/17-11/1/19	37	40
January TBA
7.00%, 1/25/36	(i)15,175	15,578
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	204	218
9.50%, 12/15/17-9/15/22	764	830
10.00%, 11/15/09-2/15/25	1,208	1,336
10.50%, 3/15/19	4	5
11.00%, 3/15/10-2/15/16	128	142
11.50%, 1/20/18	2	2
		66,067

Asset Backed Corporates (25.7%)
Aegis Asset Backed Securities Trust
5.46%, 10/25/35	(h)483	484
American Express Credit Account Master Trust
5.46%, 12/15/09	(h)2,000	2,002
Argent Securities, Inc.
5.40%, 10/25/46	(h)3,492	3,495
Banc of America Securities Auto Trust
3.99%, 8/18/09	3,200	3,175
Bear Stearns Asset Backed Securities, Inc.
5.47%, 8/25/35	(h)640	640
5.55%, 9/25/34	(h)775	776
5.57%, 3/25/35	(h)1,230	1,232
Capital Auto Receivables Asset Trust
4.05%, 7/15/09	3,225	3,205
4.98%, 5/15/11	3,825	3,825
5.31%, 10/20/09	(e)4,600	4,603
5.43%, 1/15/08	(h)538	538
Capital One Auto Finance Trust
5.07%, 7/15/11	2,025	2,023
Carrington Mortgage Loan Trust
5.47%, 10/25/35	(h)456	456
Caterpillar Financial Asset Trust
3.90%, 2/25/09	2,247	2,232
5.57%, 5/25/10	3,200	3,221
CIT Equipment Collateral
3.50%, 9/20/08	518	513
CNH Equipment Trust
4.02%, 4/15/09	2,533	2,518
4.27%, 1/15/10	4,000	3,959
5.20%, 6/15/10	1,775	1,777
Countrywide Asset-Backed Certificates
5.50%, 5/25/25	(h)2,107	2,109
Daimler Chrysler Auto Trust
4.04%, 9/8/09	2,028	2,015
First Franklin Mortgage Loan Asset Backed Certificates
5.40%, 7/25/36	(h)2,463	2,464
5.42%, 2/25/36	(h)1,958	1,960
5.45%, 7/25/35	(h)829	829
5.47%, 10/25/35	(h)1,473	1,474
Ford Credit Auto Owner Trust
4.17%, 1/15/09	1,466	1,459
5.05%, 3/15/10	1,750	1,746
5.26%, 10/15/10	4,000	4,005
Fremont Home Loan Owner Trust
5.40%, 10/25/36	(h)3,708	3,710
GE Dealer Floorplan Master Note Trust
5.43%, 7/20/09	(h)2,500	2,503
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)3,000	2,979
4.88%, 10/22/09	(e)3,075	3,064
GS Auto Loan Trust
5.37%, 12/15/10	3,375	3,385
GSAMP TRUST
5.40%, 1/25/37	(h)2,550	2,550
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12	3,800	3,742
4.07%, 2/15/12	2,300	2,261
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)1,825	1,815
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	2,704	2,682
3.93%, 1/15/09	1,329	1,321
4.85%, 10/19/09	2,475	2,467

Hyundai Auto Receivables Trust
3.98%, 11/16/09	2,200	2,177
Long Beach Mortgage Loan Trust
5.44%, 1/25/36	(h)1,104	1,105
MBNA Credit Card Master Note Trust
5.49%, 2/16/10	(h)3,200	3,206
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	940	957
7.80%, 10/15/12	2,715	2,950
Merrill Auto Trust Securitization
4.10%, 8/25/09	3,475	3,450
National City Auto Receivables Trust
2.88%, 5/15/11	2,643	2,595
Nationstar Home Equity Loan Trust
5.60%, 9/25/36	(h)2,745	2,747
New Century Home Equity Loan Trust
5.88%, 11/25/34	(h)240	240
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	3,163	3,139
Option One Mortgage Loan Trust
5.65%, 11/25/34	(h)125	126
Peco Energy Transition Trust
6.05%, 3/1/09	400	401
RAAC Series
5.45%, 9/25/45	(h)1,293	1,295
Residential Asset Mortgage Products, Inc.
5.42%, 6/25/29	(h)3,110	3,112
Securitized Asset Backed Receivables LLC Trust
5.42%, 12/25/35	(h)1,050	1,051
Specialty Underwriting & Residential Finance
5.47%, 6/25/36	(h)641	642
Structured Asset Securities Corp.
5.55%, 6/25/35	(h)1,936	1,938
Terwin Mortgage Trust
5.47%, 7/25/35	(e)(h)149	149
5.82%, 12/25/34	(h)410	411
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	700	694
USAA Auto Owner Trust
3.90%, 7/15/09	1,786	1,774
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	3,225	3,215
Wachovia Auto Owner Trust
2.91%, 4/20/09	540	534
4.06%, 9/21/09	1,579	1,567
World Omni Auto Receivables Trust
3.29%, 11/12/08	(c)436	434
		131,123
Collateralized Mortgage Obligations- Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
0.63%, 3/15/24	(h)2,741	64
2.65%, 3/15/32	(h)552	44
IO
6.00%, 5/1/31	1,127	214
6.50%, 4/1/28-5/15/33	2,070	437
8.00%, 1/1/28-6/1/31	219	49
IO PAC
6.00%, 5/15/30-4/15/32	2,067	197
PAC
10.00%, 6/15/20	16	16
Federal National Mortgage Association
5.41%, 12/25/36	(h)2,313	2,313
Inv Fl IO
2.75%, 12/25/29	(h)69	1

2.85%, 10/25/28	(h)442	16
3.13%, 5/18/27	(h)821	71
3.20%, 10/25/30	(h)230	10
IO
6.00%, 8/25/32-11/25/32	1,655	212
6.50%, 2/25/33-6/25/33	5,444	1,154
7.00%, 4/25/33	811	183
7.50%, 11/1/29	1,117	313
8.00%, 4/1/24-12/1/31	911	204
9.00%, 11/1/26	98	25
Government National Mortgage Association
Inv Fl IO
3.25%, 8/16/29	(h)589	34
GS Mortgage Securities Corp.
3.26%, 3/25/36	(e)(h)7,208	292
		5,849
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.7%)
Countrywide Alternative Loan Trust
Zero Coupon, 3/20/46	13,468	640
IO
0.48%, 2/25/37	13,532	744
1.81%, 12/20/35	(e)(h)19,306	618
1.70%, 9/25/46	29,372	1,545
1.75%, 10/25/46	17,775	933
2.99%, 12/20/35	(e)(h)18,159	900
Greenpoint Mortgage Funding Trust
IO
Zero Coupon, 8/25/45 - 10/25/45	20,596	634
Harborview Mortgage Loan Trust
IO
1.41%, 6/19/35	(h)11,358	270
1.70%, 5/19/35	(h)16,872	416
2.08%, 3/19/37	(h)13,328	614
2.18%, 7/19/46	(h)21,362	804
PO
3/19/37	6	4
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust
IO
1.34%, 7/25/35	(h)9,966	324
		8,446
Finance (6.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)1,910	1,990
American General Finance Corp.
4.63%, 9/1/10	(c)915	894
AXA Financial, Inc.
6.50%, 4/1/08	760	769
Bank of New York Co., Inc. (The)
3.80%, 2/1/08	250	246
5.20%, 7/1/07	285	285
Bank One Corp.
6.00%, 2/17/09	1,350	1,368
CIT Group, Inc.
4.75%, 8/15/08	490	486
7.38%, 4/2/07	(c)195	196
Citicorp
6.38%, 11/15/08	705	719
Countrywide Home Loans, Inc.
3.25%, 5/21/08	1,150	1,118
Farmers Exchange Capital
7.05%, 7/15/28	(c)(e)675	706
Farmers Insurance Exchange
8.63%, 5/1/24	(e)725	872

General Electric Capital Corp.
4.25%, 12/1/10	(c)445	431
HSBC Finance Corp.
4.13%, 12/15/08	450	441
5.88%, 2/1/09	345	350
6.38%, 10/15/11	688	720
6.40%, 6/17/08	465	472
6.75%, 5/15/11	365	387
Huntington National Bank
4.38%, 1/15/10	520	505
International Lease Finance Corp.
3.75%, 8/1/07	500	495
JPMorgan Chase & Co.
6.00%, 2/15/09	640	648
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	1,365	1,344
Mantis Reef Ltd.
4.69%, 11/14/08	(e)1,100	1,086
MBNA Corp.
5.80%, 5/5/08	(h)995	1,001
Nationwide Building Society
4.25%, 2/1/10	(e)1,065	1,032
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	550	581
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	585	581
Popular North America, Inc.
5.65%, 4/15/09	455	456
Residential Capital Corp.
6.38%, 6/30/10	1,460	1,478
SLM Corp.
4.00%, 1/15/10	705	680
Sovereign Bank
4.00%, 2/1/08	105	104
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	855	852
Two-Rock Pass Through Trust
6.32%, 12/31/49	(e)(h)645	635
Unicredit Luxembourg Finance S.A.
5.43%, 10/24/08	(e)(h)1,665	1,666
USB Capital IX
6.19%, 12/29/49	(c)(h)1,255	1,283
Wachovia Capital Trust Ill
5.80%, 12/31/49	(h)3,980	4,017
Washington Mutual Bank FA
5.50%, 1/15/13	170	170
Washington Mutual, Inc.
8.25%, 4/1/10	920	992
Washington Mutual Preferred Funding II
6.66%, 12/31/49	(e)(h)300	301
World Financial Properties
6.91%, 9/1/13	(e)1,881	1,969
Xlliac Global Funding
4.80%, 8/10/10	(e)1,110	1,089
		35,415
Industrials (6.0%)
America West Airlines, Inc.
7.10%, 4/2/21	1,107	1,171
Brookfield Asset Management, Inc.
7.13%, 6/15/12	865	923
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	540	549
Caterpillar Financial Services Corp.
3.63%, 11/15/07	190	187
5.45%, 8/20/07	(h)895	896

Clorox Co.
5.49%, 12/14/07	(h)920	921
Comcast Cable Communications, Inc.
6.75%, 1/30/11	440	461
ConAgra Foods, Inc.
7.00%, 10/1/28	280	304
8.25%, 9/15/30	365	450
Consumers Energy Co.
4.80%, 2/17/09	500	494
Cooper Industries, Inc.
5.25%, 7/1/07-11/15/12	1,430	1,422
CVS Corp.
5.75%, 8/15/11	235	238
6.04%, 12/10/28	(e)1,285	1,284
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	430	513
FBG Finance Ltd.
5.13%, 6/15/15	(c)(e)795	753
Federated Department Stores, Inc.
6.30%, 4/1/09	370	376
FedEx Corp.
2.65%, 4/1/07	550	546
France Telecom S.A.
8.50%, 3/1/31	790	1,040
Fred Meyer, Inc.
7.45%, 3/1/08	765	782
Hewlett Packard Co.
5.50%, 5/22/09	(h)785	787
Home Depot, Inc.
5.49%, 12/16/09	(h)370	370
Hyatt Equities LLC
6.88%, 6/15/07	(e)680	683
ICI Wilmington, Inc.
4.38%, 12/1/08	400	393
LG Electronics, Inc.
5.00%, 6/17/10	(c)(e)520	510
May Department Stores Co.
6.70%, 7/15/34	(c)770	762
Miller Brewing Co.
4.25%, 8/15/08	(e)800	786
Mohawk Industries, Inc.
7.20%, 4/15/12	450	468
News America Holdings, Inc.
7.75%, 2/1/24	565	632
Norfolk Southern Corp.
7.35%, 5/15/07	505	509
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	170	169
Sara Lee Corp.
6.13%, 11/1/32	(c)630	572
SBC Communications Inc.
6.15%, 9/15/34	(c)545	538
Sprint Capital Corp.
8.75%, 3/15/32	220	266
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)1,209	1,266
TCI Communications, Inc.
7.88%, 2/15/26	520	595
Telecom Italia Capital S.A.
4.00%, 1/15/10	1,100	1,051
Telefonica Europe BV
8.25%, 9/15/30	885	1,057

Textron Financial Corp.
4.13%, 3/3/08	510	503
5.13%, 2/3/11	750	745
Time Warner, Inc.
5.61%, 11/13/09	(h)1,580	1,582
Union Pacific Corp.
6.63%, 2/1/08	370	374
6.79%, 11/9/07	225	227
Verizon New England, Inc.
6.50%, 9/15/11	610	628
Viacom, Inc.
6.88%, 4/30/36	755	749
Vodafone Group plc
5.45%, 12/28/07	(h)745	746
Yum! Brands, Inc.
8.88%, 4/15/11	450	505
		30,783
Mortgages - Other (23.2%)
American Home Mortgage Assets
5.54%, 10/25/46	(h)4,367	4,374
5.58%, 9/25/46	(h)3,353	3,363
Banc of America Funding Corp.
5.70%, 9/20/35	(h)1,356	1,362
Bear Stearns Mortgage Securities, Inc.
5.55%, 9/25/36	(h)2,576	2,574
5.60%, 7/25/36	(h)2,708	2,705
California Federal Savings & Loan Association
8.80%, 1/25/14	(d)(k)2	2
Countrywide Alternative Loan Trust
5.54%, 10/25/46-11/25/46	(h)6,239	6,238
5.61%, 11/20/35	(h)1,639	1,642
5.62%, 7/25/46	(h)1,988	1,996
5.66%, 3/20/46	(h)2,034	2,037
5.73%, 11/20/35	(h)2,031	2,038
5.74%, 12/20/35	(h)2,737	2,749
6.53%, 2/25/36	(h)3,093	3,124
Downey Savings & Loan Association Mortgage Loan Trust
5.77%, 4/19/46	(h)3,192	3,196
5.55%, 10/19/36	(h)3,462	3,470
Greenpoint Mortgage Funding Trust
5.67%, 3/25/36	(h)2,885	2,888
GSR Mortgage Loan Trust
5.54%, 8/25/46	(h)3,306	3,308
Harborview Mortgage Loan Trust
5.44%, 1/19/38	(h)1,298	1,298
5.50%, 2/19/46	(h)2,500	2,500
5.53%, 11/19/36	(h)3,529	3,530
5.54%, 12/19/37	(h)2,723	2,725
5.55%, 7/21/36	(h)3,363	3,365
5.58%, 7/19/46	(h)2,407	2,410
5.61%, 10/19/37	(h)2,686	2,691
5.63%, 11/19/36	(h)3,639	3,655
5.64%, 7/19/45	(h)945	948
5.73%, 11/19/35	(h)1,629	1,637
Indymac Index Mortgage Loan Trust
5.47%, 7/25/46	(h)3,450	3,469
5.56%, 11/25/36	(h)2,081	2,081
5.73%, 10/25/36	(h)1,883	1,894
Luminent Mortgage Capital, Inc.
5.59%, 4/25/36	(h)2,257	2,264
Mastr Adjustable Rate Mortgages Trust
5.60%, 4/25/46	(h)2,300	2,308
Merrill Lynch Mortgage Investors, Inc.
5.47%, 8/25/35	(h)1,107	1,108

Residential Accredit Loans, Inc.
5.54%, 12/25/36	(h)2,617	2,617
5.58%, 5/25/46	(h)1,748	1,750
5.61%, 2/25/46	(h)1,005	1,007
5.62%, 2/25/46	(h)1,138	1,137
Ryland Acceptance Corp. IV
6.65%, 7/1/11	51	51
Structured Asset Mortgage Investments, Inc.
5.54%, 2/25/36	(h)1,030	1,031
5.55%, 10/25/36	(h)2,575	2,580
5.58%, 8/25/36	(h)2,847	2,856
5.62%, 4/25/36	(h)3,685	3,701
Wamu Alternative Mortgage Pass-Through Certificates
4.83%, 8/25/46	(h)2,473	2,482
5.77%, 4/25/46	(h)2,512	2,528
Washington Mutual, Inc.
5.43%, 6/25/46	(h)1,882	1,884
5.45%, 5/25/46	(h)1,443	1,443
5.60%, 11/25/45-12/25/45	(h)3,549	3,558
5.61%, 7/25/44-10/25/45	(h)1,534	1,538
5.64%, 8/25/45	(h)771	773
Zuni Mortgage Loan Trust
5.48%, 8/25/36	(h)2,329	2,327
		118,212
U.S. Treasury Securities (14.1%)
U.S. Treasury Strips
IO
4.72%, 2/15/20	(c)37,425	19,727
4.88%, 8/15/20	14,400	7,378
5.00%, 5/15/19	(c)6,100	3,342
5.00%, 5/15/20	16,700	8,673
5.01%, 5/15/21	62,315	30,713
5.10%, 11/15/19	(c)3,950	2,108
		71,941
Utilities (1.7%)
Ameren Corp.
4.26%, 5/15/07	685	682
Arizona Public Service Co.
5.80%, 6/30/14	745	744
Carolina Power & Light Co.
5.13%, 9/15/13	760	748
CC Funding Trust I
6.90%, 2/16/07	740	741
Consolidated Natural Gas Co.
6.25%, 11/1/11	355	367
Detroit Edison Co.
6.13%, 10/1/10	380	389
Entergy Gulf States, Inc.
3.60%, 6/1/08	345	336
5.77%, 12/1/09	(h)455	454
NiSource Finance Corp.
5.94%, 11/23/09	(h)535	536
Ohio Power Corp.
6.00%, 6/1/16	740	761
Plains All American Pipeline LP
6.70%, 5/15/36	750	774
Public Service Electric & Gas Co.
5.00%, 1/1/13	580	569
Sempra Energy
4.62%, 5/17/07	530	528
Texas Eastern Transmission LP
7.00%, 7/15/32	(c)425	479
Wisconsin Electric Power Co.
3.50%, 12/1/07	540	531
		8,639
Total Fixed Income Securities (Cost $495,655)		489,098

Shares
Preferred Stocks (0.2%)
Mortgages — Other
Home Ownership Funding Corp.
13.33% (Cost $1,110)	(e)7,150	1,075

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar (0.0%)
6/07 @ $94.25	1,287	32
6/07 @ $94.50	176	15
9/07 @ $94.75	123	44
Total Put Options Purchased (Cost $490)		91

	Face
	Amount
	(000)
Short-Term Investments (11.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.7%)
Alliance & Leicester plc, 5.36%, 1/8/07	$ (h)941	941
Bancaja, 5.37%, 5.37%, 1/19/07	(h)470	470
Bank of America Corp., 5.32%, 1/2/07	(h)1,506	1,506
Bank of New York Co., Inc., 5.34%, 1/10/07	(h)470	470
Bear Stearns & Co., Inc.,
5.37%, 1/2/07	(h)565	565
5.38%, 1/2/07	(h)376	376
5.39%, 1/16/07	(h)941	941
BNP Paribas plc, 5.35%, 2/20/07	(h)941	941
CIC, New York,
5.33%, 1/3/07	(h)659	659
5.34%, 1/2/07	(h)941	941
Dekabank Deutsche Girozentrale,
5.39%, 1/19/07	(h)960	960
Deutsche Bank Securities, Inc.,
5.33%, 1/2/07	3,020	3,020
Dexia Bank, New York, 5.33%, 1/2/07	(h)941	941
Gemini Securitization Corp., 5.34%, 1/2/07	470	470
Goldman Sachs Group, Inc.,
5.40%, 1/16/07	(h)470	470
5.42%, 1/2/07	(h)885	885
HSBC Finance Corp., 5.34%, 1/8/07	(h)470	470
Liberty Lighthouse US Capital,
5.33%, 1/2/07	(h)470	470
Manufacturers & Traders, 5.33%, 1/16/07	(h)565	565
Merrill Lynch & Co., 5.35%, 1/26/07	(h)495	495
Mitsubishi UFJ Financial Group,
5.33%, 1/2/07	(h)471	471
Natexis Banques Populaires, New York,
5.34%, 1/2/07	(h)941	941
5.35%, 1/2/07	(h)471	471
National City Bank Cleveland,
5.32%, 1/2/07	(h)1,364	1,364
National Rural Utilities Cooperative Finance Corp., 5.34%, 1/2/07	(h)1,882	1,882
Nationwide Building Society, 5.44%, 3/28/07	(h)1,092	1,092
Nordea Bank, New York, 5.31%, 1/2/07	(h)1,411	1,411
Rhein-Main Securitisation Ltd., 5.33%, 1/18/07	444	444
Skandi, New York, 5.34%, 1/9/07	(h)941	941
SLM Corp., 5.36%, 1/22/07	(h)941	941
Toronto Dominion, New York, 5.32%, 5/29/07	(h)941	941
Tulip Funding, 5.36%, 1/16/07	517	517
Unicredito Italiano Bank (Ireland) plc,
5.36%, 1/9/07	(h)659	659
World Savings Bank FSB, 5.35%, 1/19/07	(h)320	320
		28,951

Repurchase Agreement (5.2%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $26,809	(f)26,794	26,794
U.S. Treasury Securities (0.3%)
U.S. Treasury Bills
5.09%, 1/11/07	(j)1,440	1,438
Total Short-Term Investments (Cost $57,183)		57,183
Total Investments+ (107.3%) (Cost $554,438) — Including $28,587 of Securities Loaned		547,447
Liabilities in Excess of Other Assets (-7.3%)		(37,149)
Net Assets (100%)		$510,298

(c)           All or a portion of security on loan at December 31, 2006.  At December 31, 2006 the Portfolio had loaned securities with a total value of $28,587,000.  This was secured by collateral of $28,951,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $598,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)           Security was valued at fair value — At December 31, 2006, the Portfolio held $2,000 of fair valued securities, representing less than 0.05% of net assets.

(e)           144A security — Certain conditions for public sale may exist.  Unless otherwise noted, these securities are deemed to be liquid.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp.,  0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(i)            Security is subject to delayed delivery.

(j)            All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)           Security has been deemed illiquid — At December 31, 2006.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $554,438,000 and,  accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $6,991,000 of which $3,597,000  related to appreciated securities and $10,588,000 related to depreciated securities.

@            Face Amount/Value is less than $500.

Inv Fl      Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate.  Indicated rate is the effective rate at December 31, 2006.

IO                                   Interest Only

PO                                Principal Only

PAC                       Planned Amortization Class

TBA                      To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	883	$92,770	Mar-07	$(508)
U.S. Treasury
10 yr. Note	234	25,148	Mar-07	(182)
U.S. Treasury
Long Bond	837	93,273	Mar-07	(1,382)
Short:
U.S. Treasury
2 yr. Note	209	42,643	Mar-07	169
				$(1,903)

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.4%)
Agency Adjustable Rate Mortgages (4.7%)
Federal Home Loan Mortgage Corp.,
Adjustable Rate Mortgages:
3.52%, 7/1/34	$1,461	$1,460
4.35%, 10/1/33	6,362	6,310
4.37%, 7/1/35	8,085	8,006
Federal National Mortgage Association,
Adjustable Rate Mortgages:
3.61%, 7/1/34	1,600	1,605
3.75%, 6/1/34	1,016	1,024
4.18%, 2/1/35	1,205	1,192
4.20%, 5/1/35	4,680	4,695
4.49%, 4/1/35	2,348	2,332
4.50%, 5/1/35	8,213	8,128
4.78%, 9/1/35	5,237	5,180
6.83%, 3/1/36	8,745	8,929
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.13%, 12/20/25 - 12/20/27	144	147
5.38%, 1/20/25 - 1/20/28	760	767
		49,775
Agency Fixed Rate Mortgages (4.2%)
Federal Home Loan Mortgage Corp.
Conventional Pools:
10.00%, 3/1/11 - 10/1/20	119	129
11.00%, 5/1/20	7	8
11.50%, 1/1/18	21	22
Gold Pools:
6.50%, 9/1/19 - 11/1/29	312	321
7.00%, 11/1/19 - 11/1/32	2,907	3,024
8.50%, 8/1/28	77	82
10.00%, 10/1/21	11	12
10.50%, 1/1/19 - 10/1/20	32	34
11.50%, 8/1/10	10	11
12.00%, 6/1/15 - 9/1/15	35	40
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/27 - 10/1/32	3,491	3,581
7.00%, 5/1/26 - 6/1/36	4,916	5,057
7.31%, 8/1/36	6,767	6,919
7.50%, 12/1/29 7/1/32	4,387	4,561
8.00%, 12/1/29 - 8/1/31	287	304
9.50%, 11/1/20	29	32
10.00%, 12/1/15 - 9/1/16	112	120
10.50%, 12/1/16	17	18
11.00%, 7/1/20	12	13

11.50%, 11/1/19	34	37
12.50%, 2/1/15	22	24
January TBA
7.00%, 1/25/36	(i)18,450	18,940
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	135	144
9.50%, 12/15/17 - 12/15/21	234	255
10.00%, 11/15/09 - 7/15/22	535	593
10.50%, 8/15/21	28	32
11.00%, 1/15/10 - 1/15/21	272	299
11.50%, 3/15/13 11/15/19	170	188
		44,800
Asset Backed Corporates (20.4%)
ACE Securities Corp.
7.13%, 9/25/33	(h)650	652
Aegis Asset Backed Securities Trust
7.33%, 6/25/34	(h)2,325	2,348
Amortizing Residential Collateral Trust
7.32%, 1/25/33	(h)159	160
Bear Stearns Asset Backed Securities, Inc.
5.65%, 4/25/33	(h)247	248
Capital Auto Receivables Asset Trust
4.05%, 7/15/09	6,275	6,235
4.98%, 5/15/11	8,375	8,375
Capital One Auto Finance Trust
5.07%, 7/15/11	4,250	4,245
Capital One Prime Auto Receivables Trust
4.99%, 9/15/10	11,400	11,377
Caterpillar Financial Asset Trust
5.57%, 5/25/10	7,800	7,852
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10	8,378	8,230
2.94%, 6/15/10	1,344	1,326
CIT Equipment Collateral
3.50%, 9/20/08	1,813	1,794
5.07%, 2/20/10	4,675	4,669
CNH Equipment Trust
4.27%, 1/15/10	7,750	7,671
Countrywide Asset-Backed Certificates
4.37%, 11/25/35	(h)6,968	6,906
4.50%, 8/25/36	(e)482	476
Daimler Chrysler Auto Trust
2.58%, 4/8/09	5,146	5,089
Fifth Third Auto Trust
3.19%, 2/20/08	9	9
Ford Credit Auto Owner Trust
5.05%, 3/15/10	4,700	4,690
5.26%, 10/15/10	5,725	5,733
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)6,000	5,958
4.88%, 10/22/09	(e)7,975	7,946

Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	1,284	1,267
2.76%, 5/15/11	2,464	2,433
3.09%, 6/15/10	942	937
3.56%, 2/15/12	4,800	4,685
3.76%, 12/17/12	9,475	9,330
4.07%, 2/15/12	5,600	5,506
4.41%, 6/15/12	5,420	5,365
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)4,550	4,526
Honda Auto Receivables Owner Trust
2.77%, 11/21/08	2,592	2,585
4.61%, 8/17/09	9,775	9,729
4.85%, 10/19/09	6,950	6,927
Hyundai Auto Receivables Trust
2.97%, 5/15/09	2,415	2,391
John Deere Owner Trust
2.32%, 12/17/07	150	149
Long Beach Mortgage Loan Trust
5.44%, 1/25/36	(h)3,312	3,314
National City Auto Receivables Trust
2.88%, 5/15/11	6,770	6,647
New Century Home Equity Loan Trust
4.46%, 8/25/35	(h)3,643	3,614
5.88%, 11/25/34	(h)606	607
Onyx Acceptance Grantor Trust
3.69%, 5/15/09	1,896	1,886
Park Place Securities, Inc.
7.18%, 10/25/34	(h)3,125	3,153
Securitized Asset Backed Receivables LLC Trust
5.40%, 11/25/35	(h)3,252	3,255
5.42%, 12/25/35	(h)2,799	2,802
Structured Asset Investment Loan Trust
7.33%, 6/25/33	(h)1,775	1,779
USAA Auto Owner Trust
2.67%, 10/15/10	9,700	9,575
3.58%, 2/15/11	3,000	2,963
Volkswagen Auto Lease Trust
3.82%, 5/20/08	2,288	2,278
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	7,825	7,801
Wachovia Auto Owner Trust
4.79%, 4/20/10	5,875	5,851
Whole Auto Loan Trust
2.58%, 3/15/10	4,255	4,253
		217,597
Collateralized Mortgage Obligations — Agency Collateral Series (1.6%)
Banc of America Mortgage Securities
PAC
4.98%, 6/25/35	(h)2,265	2,261
Federal Home Loan Mortgage Corporation
7.50%, 9/15/29	4,339	4,543

Federal Home Loan Mortgage Corporation
PAC
3.50%, 5/15/22	2,464	2,429
Federal National Mortgage Association
PAC
5.50%, 1/25/24	3,890	3,885
6.50%, 6/25/35	2,837	2,934
Washington Mutual, Inc.
IO
0.69%, 6/25/44 7/25/44	42,045	776
1.01%, 10/25/44	42,077	769
		17,597
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.0%)
Countrywide Alternative Loan Trust
IO
0.48%, 2/25/37	22,913	1,260
Greenpoint Mortgage Funding Trust
IO
1.10%, 8/25/45	20,559	629
1.91%, 10/25/45	25,954	802
Harborview Mortgage Loan Trust
IO
Zero Coupon, 7/19/47	@—	@—
1.41%, 6/19/35	(h)26,822	637
1.70%, 5/19/35	(h)33,159	818
2.00%, 1/19/36	(h)49,219	1,292
2.08%, 3/19/37	(h)32,062	1,478
2.08%, 1/19/36	(h)17,781	506
2.18%, 7/19/46	(h)51,979	1,957
Harborview Mortgage Loan Trust
PO
3/19/37	@—	@—
Indymac Index Mortgage Loan Trust
IO
1.34%, 7/25/35	(h)23,604	767
		10,146
Finance (12.3%)
Allstate Life Global Funding Trusts
4.50%, 5/29/09	690	680
American General Finance Corp.
4.63%, 5/15/09 - 9/1/10	1,485	1,457
AXA Financial, Inc.
6.50%, 4/1/08	870	881
Bank of America Corp.
3.38%, 2/17/09	3,095	2,987
3.88%, 1/15/08	1,100	1,084
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	720	720
Bank One Corp.
6.00%, 2/17/09	664	673
Capital One Financial Corp.
5.67%, 9/10/09	(h)3,240	3,257

CIT Group, Inc.
4.75%, 8/15/08	2,270	2,252
Citicorp
6.38%, 11/15/08	1,055	1,076
Citigroup, Inc.
3.63%, 2/9/09	2,655	2,578
Countrywide Home Loans, Inc.
3.25%, 5/21/08	2,760	2,684
EOP Operating LP
6.76%, 6/15/07	2,465	2,481
General Electric Capital Corp.
5.00%, 6/15/07	800	799
Goldman Sachs Group, Inc.
4.13%, 1/15/08	3,435	3,397
Hartford Financial Services Group, Inc.
5.55%, 8/16/08	3,700	3,716
HBOS Treasury Services
5.63%, 7/20/09	(e)5,400	5,458
HSBC Finance Corp.
4.13%, 12/15/08	760	745
5.88%, 2/1/09	1,580	1,603
6.38%, 10/15/11	285	298
6.40%, 6/17/08	2,210	2,245
6.75%, 5/15/11	630	667
ING Security Life Institutional Funding Corp.
2.70%, 2/15/07	(e)1,925	1,918
International Lease Finance Corp.
3.75%, 8/1/07	700	693
4.63%, 6/2/08	4,015	3,969
John Hancock Financial Services, Inc.
5.63%, 12/1/08	3,365	3,383
John Hancock Global Funding II
7.90%, 7/2/10	(e)625	676
JPMorgan Chase & Co.
6.00%, 2/15/09	805	814
7.00%, 11/15/09	315	330
Mantis Reef Ltd.
4.69%, 11/14/08	(e)2,350	2,321
Marsh & McLennan Cos., Inc.
5.38%, 3/15/07	3,545	3,544
MBNA Corp.
5.63%, 11/30/07	1,250	1,253
5.80%, 5/5/08	(h)1,605	1,615
Metropolitan Life Global Funding I
3.38%, 10/5/07	(e)5,995	5,872
4.38%, 7/30/09	(e)2,335	2,286
Monumental Global Funding II
3.85%, 3/3/08	(e)2,596	2,549
Nationwide Building Society
2.63%, 1/30/07	(e)3,755	3,747
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	1,650	1,640

Popular North America, Inc.
5.65%, 4/15/09	2,245	2,251
Pricoa Global Funding I
3.90%, 12/15/08	(e)2,930	2,849
Prudential Funding LLC
6.60%, 5/15/08	(e)1,970	1,998
Residential Capital Corp.
6.00%, 2/22/11	3,220	3,217
6.38%, 6/30/10	3,095	3,133
Santander Central Hispano Financial Services Ltd.
7.63%, 11/3/09	3,900	4,137
Simon Property Group LP
6.38%, 11/15/07	2,115	2,132
SLM Corp.
4.00%, 1/15/10	3,825	3,692
Sovereign Bank
4.00%, 2/1/08	635	626
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	1,930	1,923
Suntrust Bank
4.55%, 5/25/09	4,238	4,170
Unicredit Luxembourg Finance S.A.
5.43%, 10/24/08	(e)(h)4,310	4,312
U.S. Bank N.A.
3.70%, 8/1/07	350	347
Wachovia Capital Trust III
5.80%, 12/31/49	(h)4,900	4,945
Wachovia Corp.
3.63%, 2/17/09	1,030	998
Washington Mutual, Inc.
4.00%, 1/15/09	1,130	1,102
8.25%, 4/1/10	2,233	2,407
Wells Fargo & Co.
3.12%, 8/15/08	2,638	2,549
World Financial Properties
6.91%, 9/1/13	(e)2,632	2,756
6.95%, 9/1/13	(e)811	850
Xlliac Global Funding
4.80%, 8/10/10	(e)2,485	2,437
		131,179
Industrials (10.3%)
American Honda Finance Corp.
3.85%, 11/6/08	(e)2,650	2,587
Baxter International, Inc.
5.20%, 2/16/08	3,405	3,397
Brookfield Asset Management, Inc.
8.13%, 12/15/08	2,555	2,681
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	2,160	2,195
Clorox Co.
5.49%, 12/14/07	(h)2,820	2,824

Comcast Cable Communications Holdings, Inc.
6.88%, 6/15/09	1,110	1,149
8.38%, 5/1/07	1,410	1,423
Comcast Corp.
5.85%, 1/15/10	900	913
Consumers Energy Co.
4.80%, 2/17/09	1,120	1,106
Cooper Industries, Inc.
5.25%, 7/1/07	3,000	2,991
COX Communications, Inc.
5.45%, 12/14/07	(h)1,134	1,139
CVS Corp.
3.88%, 11/1/07	50	49
4.00%, 9/15/09	2,710	2,622
DaimlerChrysler N.A. Holding Corp.
4.05%, 6/4/08	1,140	1,116
5.82%, 3/13/09	(h)2,425	2,429
8.00%, 6/15/10	85	91
Deutsche Telekom International Finance BV
8.00%, 6/15/10	2,245	2,433
Federated Department Stores, Inc.
6.30%, 4/1/09	790	804
6.63%, 9/1/08	1,790	1,820
FedEx Corp.
2.65%, 4/1/07	605	601
5.50%, 8/15/09	2,100	2,109
Fred Meyer, Inc.
7.45%, 3/1/08	2,116	2,162
General Mills, Inc.
3.88%, 11/30/07	3,070	3,025
Harrahs Operating Co., Inc.
7.13%, 6/1/07	2,960	2,974
Hewlett Packard Co.
5.50%, 5/22/09	(h)2,165	2,170
Home Depot, Inc.
5.49%, 12/16/09	(h)750	750
Home Equity Asset Trust
7.43%, 8/25/34	(h)1,100	1,115
Hyatt Equities LLC
6.88%, 6/15/07	(e)1,745	1,753
ICI Wilmington, Inc.
4.38%, 12/1/08	855	839
JC Penney Corp., Inc.
7.38%, 8/15/08	2,610	2,674
Kraft Foods, Inc.
4.00%, 10/1/08	910	890
5.25%, 6/1/07	2,885	2,883
Lenfest Communications, Inc.
7.63%, 2/15/08	185	189
Masco Corp.
4.63%, 8/15/07	885	879
May Department Stores Co. (The)
3.95%, 7/15/07	2,335	2,313

Miller Brewing Co.
4.25%, 8/15/08	(e)3,095	3,041
Mohawk Industries, Inc.
6.50%, 4/15/07	2,085	2,090
Norfolk Southern Corp.
7.35%, 5/15/07	1,161	1,169
Oracle Corp. and Ozark Holding, Inc.
5.73%, 1/13/09	(h)4,365	4,374
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	1,680	1,670
Raytheon Co.
6.15%, 11/1/08	935	947
6.75%, 8/15/07	403	406
Safeway, Inc.
7.50%, 9/15/09	1,585	1,664
Sealed Air Corp.
6.95%, 5/15/09	(e)440	454
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 5/1/07	85	85
Telecom Italia Capital S.A.
4.00%, 11/15/08 - 1/15/10	2,815	2,736
Textron Financial Corp.
4.13%, 3/3/08	3,135	3,092
Time Warner, Inc.
5.61%, 11/13/09	(h)3,310	3,315
6.15%, 5/1/07	3,110	3,116
Union Pacific Corp.
6.79%, 11/9/07	3,150	3,181
UnitedHealth Group, Inc.
4.13%, 8/15/09	1,065	1,035
5.20%, 1/17/07	115	115
Verizon Global Funding Corp.
6.13%, 6/15/07	4,080	4,091
7.25%, 12/1/10	1,140	1,216
Viacom, Inc.
5.71%, 6/16/09	(h)1,270	1,273
5.75%, 4/30/11	2,145	2,148
Vodafone Group plc
5.45%, 12/28/07	(h)3,800	3,803
WellPoint, Inc.
3.75%, 12/14/07	1,130	1,113
Weyerhaeuser Co.
6.13%, 3/15/07	172	172
Yum! Brands, Inc.
7.65%, 5/15/08	3,110	3,198
		110,599
Mortgages — Other (40.5%)
American Home Mortgage Assets
5.58%, 5/25/46	(h)7,119	7,119
5.59%, 10/25/46	(h)9,105	9,139
American Home Mortgage Investment Trust
4.34%, 2/25/44	(h)1,318	1,314

Ameriquest Mortgage Securities, Inc.
6.48%, 8/25/34	(h)2,675	2,695
Banc of America Funding Corp.
6.24%, 9/20/46	(h)7,273	7,314
Banc of America Mortgage Securities
3.68%, 7/25/34	(h)995	994
4.38%, 1/25/35	(h)5,077	4,991
Bear Stearns Mortgage Funding
5.52%, 12/25/36	(h)6,975	6,975
5.53%, 10/25/36	(h)6,453	6,451
6.41%, 11/19/36	1,919	1,918
Capital Auto Receivables Asset Trust
5.31%, 10/20/09	(e)9,750	9,757
Citigroup Mortgage Loan Trust, Inc.
3.92%, 9/25/34	(h)1,901	1,909
4.77%, 8/25/34	(h)1,967	1,980
CNH Equipment Trust
5.20%, 6/15/10	3,650	3,653
Countrywide Alternative Loan Trust
1.00%, 3/20/46	32,289	1,533
5.25%, 7/25/46	(e)823	818
5.50%, 2/25/35	(h)3,014	3,021
5.50%, 4/25/35	(h)3,786	3,758
5.50%, 5/25/35	(h)7,542	7,528
5.54%, 11/25/46	(h)6,055	6,069
5.56%, 2/25/47	(h)5,663	5,662
5.62%, 11/20/35	(h)4,213	4,222
5.64%, 11/20/35	(h)3,134	3,141
5.73%, 11/20/35	(h)8,895	8,927
Countrywide Home Loan Mortgage Pass Through Trust
4.60%, 11/20/34	(h)1,696	1,679
5.60%, 4/25/46	(h)5,809	5,824
Downey Savings & Loan Association Mortgage Loan Trust
5.55%, 10/19/36	(h)7,398	7,415
5.58%, 3/19/45	(h)5,203	5,223
5.63%, 8/19/45	(h)8,171	8,209
5.70%, 9/19/45	(h)7,874	7,920
5.77%, 4/19/46	(h)7,617	7,626
DSLA NIM Corp.
5.93%, 4/20/46	(e)504	504
First Horizon Alternative Mortgage Securities
5.50%, 4/25/35	(h)7,912	7,941
First Horizon Asset Securities, Inc.
3.69%, 6/25/34	(h)628	627
5.14%, 10/25/34	(h)1,098	1,095
Greenpoint Mortgage Funding Trust
5.56%, 1/26/37	(h)7,000	7,000
6.43%, 8/25/36	(h)4,632	4,745
GS Mortgage Securities Corp.
3.26%, 3/25/36	(e)(h)19,910	806
8.11%, 6/25/46	(e)824	823
GSR Mortgage Loan Trust
5.59%, 8/25/46	7,179	7,197

Harborview Mortgage Loan Trust
5.50%, 2/19/46	(h)6,125	6,125
5.53%, 9/19/36	(h)4,924	4,927
5.58%, 7/19/46	(h)5,843	5,849
5.59%, 11/19/36	(h)8,896	8,900
5.60%, 12/19/36	(h)9,819	9,825
5.69%, 2/19/36	(h)6,308	6,338
5.73%, 11/19/35	(h)3,347	3,364
5.93%, 2/20/46	(e)314	315
5.95%, 6/20/35	(h)1,700	1,722
6.56%, 10/19/35	(h)8,423	8,679
6.56%, 1/19/36	(h)8,909	9,093
Indymac Index Mortgage Loan Trust
5.58%, 6/25/46	(h)8,700	8,732
5.83%, 5/25/34	(h)2,362	2,364
6.65%, 6/25/46	(e)906	906
Lehman XS Net Interest Margin Notes
6.25%, 5/28/46	(e)950	950
6.50%, 4/28/46	(e)863	859
Luminent Mortgage Trust
5.55%, 10/25/46	(h)7,452	7,469
5.58%, 5/25/46	(h)7,340	7,362
5.60%, 5/25/36	(h)5,660	5,681
Merrill Lynch Mortgage Investors, Inc.
3.79%, 7/25/34	(h)1,162	1,178
Novastar Mortgage-Backed Notes
5.59%, 9/25/46	(h)6,136	6,159
Rali NIM Corp.
6.05%, 4/25/46	(e)840	840
Residential Accredit Loans, Inc.
5.50%, 2/25/46	(h)6,350	6,350
5.54%, 12/25/36	(h)5,882	5,882
5.58%, 5/25/46	(h)8,198	8,206
5.58%, 6/25/46	(h)8,916	8,906
5.61%, 2/25/46	(h)2,513	2,516
5.62%, 2/25/46	(h)10,760	10,776
5.73%, 10/25/45	(h)6,236	6,265
Sharp SP I LLC Net Interest Margin Trust
7.00%, 10/25/46	(e)748	748
Structured Asset Mortgage Investments, Inc.
5.54%, 2/25/36	(h)3,723	3,729
5.55%, 10/25/36	(h)7,675	7,690
5.62%, 4/25/36	(h)8,736	8,773
5.66%, 2/25/36	(h)4,205	4,222
Wamu Alternative Mortgage Pass-Through Certificates
4.83%, 8/25/46	(h)5,935	5,956
5.77%, 4/25/46	(h)6,033	6,071
5.78%, 5/25/46	(h)6,203	6,210
Washington Mutual, Inc.
5.54%, 7/25/46	(h)8,247	8,274
5.64%, 8/25/45	(h)1,552	1,556
5.69%, 10/25/45	(h)4,468	4,493
5.70%, 7/25/45	(h)5,892	5,922
5.83%, 8/25/46	(h)10,327	10,362

Wells Fargo Mortgage Backed Securities Trust
3.39%, 7/25/34	(h)487	489
3.45%, 9/25/34	(h)2,320	2,323
4.11%, 6/25/35	(h)7,207	7,070
4.58%, 12/25/34	(h)6,136	6,077
		432,025
Utilities (4.4%)
Ameren Corp.
4.26%, 5/15/07	2,280	2,268
Appalachian Power Co.
3.60%, 5/15/08	1,670	1,631
Baltimore Gas & Electric
6.63%, 3/15/08	3,500	3,547
Carolina Power & Light Co.
6.80%, 8/15/07	3,330	3,355
CC Funding Trust I
6.90%, 2/16/07	2,805	2,809
Columbus Southern Power Co.
4.40%, 12/1/10	1,750	1,686
Commonwealth Edison Co.
3.70%, 2/1/08	1,656	1,624
Dominion Resources, Inc.
5.69%, 5/15/08	(g)2,340	2,344
Duke Energy Corp.
3.75%, 3/5/08	1,245	1,222
Enbridge Energy Partners LP
4.00%, 1/15/09	3,520	3,413
Entergy Gulf States, Inc.
3.60%, 6/1/08	585	570
5.80%, 12/1/09	(h)1,225	1,223
6.14%, 12/8/08	(e)(h)1,170	1,173
FPL Group Capital, Inc.
5.55%, 2/16/08	3,400	3,405
Keyspan Corp.
4.90%, 5/16/08	1,300	1,291
NiSource Finance Corp.
5.94%, 11/23/09	(h)1,145	1,146
Pacific Gas & Electric Co.
3.60%, 3/1/09	2,110	2,039
Peco Energy Co.
3.50%, 5/1/08	2,940	2,872
Sempra Energy
4.75%, 5/15/09	3,025	2,989
Southwestern Public Service Co.
6.20%, 3/1/09	2,260	2,293
Texas-New Mexico Power Co.
6.25%, 1/15/09	2,700	2,735
Wisconsin Electric Power Co.
3.50%, 12/1/07	1,340	1,318
		46,953
Total Fixed Income Securities (Cost $1,065,778)		1,060,671

Shares
Preferred Stock (0.0%)
Mortgages - Other (0.0%)
Home Ownership Funding Corp.
13.33% (Cost $246)	(e)1,800	271

	Face Amount (000)
Short-Term Investments (1.9%)
Repurchase Agreement (1.8%) JP Morgan Securities, Inc. 5.20% dated 12/29/06, due 1/2/07, repurchase price $19,655	(f)19,644	19,644
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
5.10%, 1/11/07	$ (j)700	699
Total Short-Term Investments (Cost $20,343)		20,343
Total Investments + (101.3%) (Cost $1,086,367)		1,081,285
Liabilities in Excess of Other Assets (-1.3%)		(13,738)
Net Assets (100%)		$1,067,547

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennesse Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increase in increments to maturity. Rate disclosed is as of December 31, 2006. Maturity date disclosed is the ultimate maturity date.

(h)	Variable/Floating Rate Security — Interest rate change on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(i)	Security is subject to delayed delivery.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

@	Value/Face Amount is less than $500.

+

At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,086,367,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $5,082,000, of which $1,808,000 related to appreciated securities and $6,890,000 related to depreciated securities.

TBA	To be Announced

IO	Interest Only

PAC	Planned Amortization Class

PO	Principal Only

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

		Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
	U.S. Treasury
	2 yr. Note	1,755	$358,075	Mar-07	$(1,117)
Short:
	U.S. Treasury
	5 yr. Note	677	71,127	Mar-07	644
	EuroDollar
	CME	500	118,644	Sep-07	(489)
					$(962)

Long Duration Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.7%)
Agency Fixed Rate Mortgages (6.9%)
Federal Home Loan Mortgage Corp.
6.75%, 3/15/31	$240	$292
Federal National Mortgage Association,
5.38%, 7/15/16	1,150	1,184
Conventional Pools:
7.25%, 5/15/30	230	294
		1,770
Finance (3.1%)
American General Finance Corp.
4.63%, 9/1/10	110	108
Countrywide Home Equity Loan Trust
4.00%, 3/22/11	100	95
Household Finance Corp.
6.38%, 10/15/11	220	230
Nationwide Building Society
4.25%, 2/1/10	55	53
Residential Capital Corp.
6.38%, 6/30/10	115	116
Wachovia Capital Trust Ill
5.80%, 12/31/49	(h)190	192
		794
Industrials (8.6%)
BellSouth Corp.
6.55%, 6/15/34	80	82
Caterpillar Financial Services Corp.		(h)
5.45%, 8/20/07	55	55
Clorox Co.
5.49%, 12/14/07	(h)115	115
Comcast Cable Communications
7.13%, 6/15/13	120	130
ConAgra Foods, Inc.
8.25%, 9/15/30	60	74
CVS Corp.
5.75%, 8/15/11	25	25
6.04%, 12/10/28	130	130
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	85	102
France Telecom SA
8.50%, 3/1/31	80	105
Fred Meyer, Inc.
7.45%, 3/1/08	50	51
General Mills, Inc.
3.88%, 11/30/07	115	113
Hewlett Packard Co.
5.50%, 5/22/09	(h)130	130
John Deere Capital Corp.
5.42%, 4/15/08	(h)130	130
Kraft Foods, Inc.
6.50%, 11/1/31	115	124
May Department Stores Co. (The)
6.70%, 7/15/34	80	79
Mohawk Industries, Inc.
7.20%, 4/15/12	50	52

Sara Lee Corp.
6.13%, 11/1/32	50	46
Sprint Capital Corp.
6.13%, 11/15/08	80	81
Telecom Italia Capital SA
7.20%, 7/18/36	75	79
Telefonica Europe BV
8.25%, 9/15/30	85	102
The Home Depot, Inc.
5.49%, 12/16/09	(h)35	35
Time Warner, Inc.
5.61%, 11/13/09	(h)135	135
Viacom, Inc.
6.88%, 4/30/36	120	119
Waste Management, Inc.
6.88%, 5/15/09	110	114
		2,208
U.S. Treasury Securities (77.5%)
U.S. Treasury Bonds
6.13%, 11/15/27	2,425	2,814
6.38%, 8/15/27	3,000	3,571
6.50%, 11/15/26	3,300	3,965
6.63%, 2/15/27	3,500	4,267
8.13%, 8/15/19	4,100	5,358
		19,975
Utilities (1.6%)
Ameren Corp.
4.26%, 5/15/07	115	114
Exelon Corp.
6.75%, 5/1/11	50	52
Ohio Power Co.
6.60%, 2/15/33	170	182
Plains All American Pipeline LP
6.70%, 5/15/36	75	77
		425
Total Fixed Income Securities (Cost $24,368)		25,172

	Face Amount (000)

Short-Term Investments (0.8%)
Repurchase Agreement (0.6%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $155 Cost ($155)	(f)155	155
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
5.02%, 1/11/07	(j)50	50
Total Short-Term Investments (Cost $205)		205
Total Investments+(98.5%) (Cost $24,573)		25,377
Other Assets in Excess of Liabilities (1.5%)		378
Net Assets (100%)		$25,755

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennesse Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

+

At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $24,573,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $804,000, of which $807,000 related to appreciated securities and $3,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

		Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
	U.S. Treasury
	5 yr. Note	5	$525	Mar-07	$(4)

	U.S. Treasury
	Long Bonds	22	2,452	Mar-07	(42)
Short:
	U.S. Treasury
	2yr. Note	36	7,345	Mar-07	23

	U.S. Treasury
	10yr. Note	25	2,687	Mar-07	42
					$19

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Auto & Transportation (4.8%)
C.H. Robinson Worldwide, Inc.	1,201,547	$49,131
Expeditors International Washington, Inc.	1,383,657	56,038
		105,169
Consumer Discretionary (46.0%)
Abercrombie & Fitch Co., Class A	928,310	64,638
Activision, Inc.	(a)1,290,905	22,255
Aeroplan Income Fund	1,506,997	21,930
Amazon.com, Inc.	(a)1,795,842	70,864
Apollo Group, Inc., Class A	(a)577,455	22,503
Choice Hotels International, Inc.	671,315	28,262
ChoicePoint, Inc.	(a)1,130,767	44,530
Corporate Executive Board Co.	933,618	81,878
Expedia, Inc.	(a)1,376,522	28,880
Focus Media Holding Ltd. ADR	(a)348,644	23,147
Grupo Televisa S.A. ADR	2,703,122	73,011
Hilton Hotels Corp.	718,504	25,076
Intercontinental Hotels Group plc ADR	2,777,284	70,126
Iron Mountain, Inc.	(a)1,380,653	57,076
ITT Educational Services, Inc.	(a)312,798	20,760
Lamar Advertising Co., Class A	(a)552,336	36,117
Leucadia National Corp.	1,080,214	30,462
Monster Worldwide, Inc.	(a)1,453,872	67,808
PetSmart, Inc.	685,408	19,781
Station Casinos, Inc.	359,544	29,364
Urban Outfitters, Inc.	(a)1,453,746	33,480
Weight Watchers International, Inc.	493,198	25,908
Wendy’s International, Inc.	1,522,879	50,392
Wynn Resorts Ltd.	586,622	55,055
		1,003,303
Energy — Other (7.9%)
Questar Corp.	272,226	22,609
Southwestern Energy Co.	(a)1,550,220	54,335
Ultra Petroleum Corp.	(a)2,018,224	96,370
		173,314
Financial Services (6.4%)
Alleghany Corp.	(a)69,678	25,335
Brookfield Asset Management, Inc., Class A	223,493	10,768
Brown & Brown, Inc.	661,790	18,669
Calamos Asset Management, Inc., Class A	1,147,705	30,793
Janus Capital Group, Inc.	938,709	20,266
Peoples Bank of Bridgeport, CT	768,979	34,312
		140,143
Health Care (8.0%)
Dade Behring Holdings, Inc.	1,477,064	58,802
Gen-Probe, Inc.	(a)771,806	40,420
Stericycle, Inc.	(a)668,990	50,509
Techne Corp.	(a)445,127	24,682
		174,413
Materials & Processing (5.4%)
Cabot Corp.	553,627	24,121
Florida Rock Industries, Inc.	549,145	23,641
MeadWestvaco Corp.	721,116	21,677
Realogy Corp.	(a)825,617	25,033
St. Joe Co. (The)	439,503	23,544
		118,016

Producer Durables (6.1%)
Desarrolladora Homex S.A. de C.V. ADR	(a)836,389	49,406
Eastman Kodak Co.	866,268	22,350
NVR, Inc.	(a)40,552	26,156
Pentair, Inc.	1,098,289	34,486
		132,398
Technology (8.0%)
Baidu.com ADR	(a)270,191	30,456
Crown Castle International Corp.	(a)1,415,009	45,705
Marvell Technology Group Ltd.	(a)1,893,899	36,344
Salesforce.com, Inc.	(a)865,341	31,541
Tessera Technologies, Inc.	(a)750,967	30,294
		174,340
Utilities (3.1%)
NII Holdings, Inc.	(a)1,070,252	68,967
Total Common Stocks (Cost $1,775,383)		2,090,063

	Face Amount (000)
Short-Term Investment (4.5%)
Repurchase Agreement (4.5%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 01/02/07 repurchase price $97,719 (Cost $97,663)	$	(f)97,663	97,663
Total Investments+(100.2%) (Cost $1,873,046)			2,187,726
Liabilities in Excess of Other Assets (-0.2%)			(4,917)
Net Assets (100%)			$2,182,809

(a)           Non-income producing security

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28;  Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32;  Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennesse Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,873,046,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $314,680,000, of which $363,978,000 related to appreciated securities and $49,298,000 related to depreciated securities.

ADR                     American Depositary Receipt

Municipal Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities(93.6%)
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp.
IO
6.50%, 3/15/33	$613	$130
IO PAC
6.00%, 4/15/32	1,506	183
Federal National Mortgage Association
Inv Fl IO
2.75%, 12/25/29	31	@—
3.65%, 3/25/23	637	47
IO
1.33%, 3/25/36	19,927	470
6.00%, 5/25/33 - 8/25/35	5,635	1,473
6.50%, 6/1/31 - 5/25/33	1,652	352
7.00%, 4/1/32 - 4/25/33	719	163
8.00%, 5/1/30 - 6/1/30	232	53
Government National Mortgage Association
Inv FI IO
2.60%, 12/16/25	391	22
2.65%, 5/16/32	253	12
3.20%, 4/16/19 - 12/16/29	262	19
		2,924
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.9%)
Countrywide Alternative Loan Trust IO
0.48%, 2/25/37	14,614	804
1.00%, 3/20/46	15,152	720
1.43%, 8/25/46	(h)10,943	468
1.70%, 12/20/46	36,400	1,915
1.81%, 12/20/35	(e)(h)20,345	651
3.00%, 12/20/35	(e)(h)19,120	947
3.25%, 2/25/47	(e)45,481	2,470
Countrywide Home Loan Mortgage Pass Through Trust
0.59%, 10/25/34	(h)13,449	271
Greenpoint Mortgage Funding Trust
1.10%, 8/25/45	11,408	349
1.86%, 6/25/45	13,145	406
Harborview Mortgage Loan Trust
IO
1.41%, 6/19/35	(h)12,192	290
1.70%, 5/19/35	(h)17,596	434
2.08%, 3/19/37	(h)14,447	666
2.18%, 7/19/46	(h)23,512	885
PO
7/19/47	@—	@—
3/19/37	6	5
Harborview NIM Corp.
Zero Coupon, 10/20/45	(e)(h)3,131	2,035
Indymac Index Mortgage Loan Trust
IO
1.34%, 7/7/35	(h)15,408	501
		13,817
Industrials(0.6%)
Abitibi-Consolidated, Inc.
8.85%, 8/1/30	360	297
AT&T Corp.
8.00%, 11/15/31	880	1,095
Bowater Canada Finance Corp.
7.95%, 11/15/11	1,525	1,502
Echostar DBS Corp.
6.38%, 10/1/11	580	578
6.63%, 10/1/14	45	44
Hyatt Equities LLC
6.88%, 6/15/07	(e)360	361
Pilgrim’s Pride Corp.
9.63%, 9/15/11	335	352
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 5/1/07	100	100
		4,329

Municipal Bonds(90.7%)
Abilene, TX Health Facilities Development Corp.
SAVRS Revenue Bonds (MBIA)
3.45%, 9/19/25	$ (h)12,050	$12,050
Alameda, CA Unified School District General
Obligation Bonds (FSA)
Zero Coupon, 8/1/33	9,915	3,037
Allegheny County, PA Industrial Development
Authority Revenue Bonds
4.75%, 12/1/32	525	548
Austin, TX Convention Enterprises, Inc.,
Revenue Bonds
6.70%, 1/1/28	400	444
Austin, TX Water & Wastewater System
Revenue Bonds (MBIA)
5.25%, 11/15/13	4,100	4,463
Badger TOB Asset Securitization Corp., WI
Revenue Bonds
6.13%, 6/1/27	1,145	1,236
Berks County, PA General Obligation Bonds (FGIC)
Zero Coupon, 5/15/19 - 11/15/20	2,250	1,305
Brazos River Authority, TX Pollution
Collateral Revenue Bonds
5.40%, 10/1/29	325	347
Brunswick County, NC General Obligation
Bonds (FGIC)
5.00%, 5/1/17	1,700	1,808
Bucks County, PA Water & Sewer Authority
Special Obligation Bonds
5.50%, 2/1/08	10	10
Butler & Sedgwick Counties, KS Unified School
District General Obligation Bonds (FSA)
5.85%, 9/1/17	1,375	1,473
California State Department of Water Reserve
Power Supply Revenue Bonds SAVRS (XLCA)
3.25%, 5/1/22	(h)7,475	7,475
California State Department of Water Resources
Power Supply Revenue Bonds (MBIA)
5.25%, 5/1/12	2,200	2,371
California State General Obligation Bonds
5.25%, 2/1/14	1,375	1,492
California State Public Works Board Revenue Bonds
5.25%, 6/1/13	1,150	1,249
5.50%, 6/1/15	1,275	1,412
Camden, AL Industrial Development Board
Revenue Bonds
6.13%, 12/1/24	625	692
Carbon County, PA Industrial Development
Authority Revenue Bonds
6.65%, 5/1/10	230	241
Carrollton, TX General Obligation Bonds (FSA)
5.13%, 8/15/16	1,470	1,554
Center Township, PA Sewer Authority
Revenue Bonds (MBIA)
Zero Coupon, 4/15/17	615	407
Central Michigan University Revenue Bonds (AMBAC)
3.44%, 10/1/32	(h)4,700	4,700
Central Michigan University Revenue Bonds (FGIC)
3.54%, 10/1/15	(h)9,750	9,750
Chandler, AZ Industrial Development
Authority Revenue Bonds
4.38%, 12/1/35	1,400	1,419
Charleston County, SC Hospital Facilities SAVRS (MBIA)
3.50%, 5/15/27	1,600	1,600
Chelsea, MA Lease Revenue Bonds (FSA)
3.45%, 6/6/23	(h)18,200	18,200
Cherokee County, GA School Systems,
General Obligation Bonds (MBIA)
5.00%, 8/1/13	1,000	1,075
Chicago, IL Board of Education General
General Obligation Bonds (XLCA)
3.45%, 3/1/22	(h)12,525	12,525
Chicago, IL General Obligation Bonds (FGIC)
Zero Coupon, 1/1/19	4,000	2,411
Children’s Trust Fund Revenue Bonds
5.38%, 5/15/33	1,875	1,964
5.75%, 7/1/20	735	764
Clark County, WA School District General
Obligation Bonds (FSA)

5.00%, 6/1/13	2,500	2,675
Clear Creek, TX Independent School District (PSFG)
5.65%, 2/15/19	$1,000	$1,058
Coachella Valley Unified School District, CA
General Obligation Bonds (FGIC)
Zero Coupon, 8/1/30	1,000	351
Colorado E470 Public Highway Authority
Revenue Bonds (MBIA)
Zero Coupon, 9/1/29	(n)18,900	6,906
Colorado Educational & Cultural Facilities
Authority Revenue Bonds (MBIA)
4.38%, 3/1/14	1,400	1,449
4.50%, 3/1/15	1,600	1,664
4.60%, 3/1/16	1,000	1,042
Colorado Health Facilities Authority Revenue Bonds
Zero Coupon, 7/15/20	1,000	562
Colorado Health Facilities Authority Revenue Bonds
SAVRS
3.55%, 10/29/20	(h)3,450	3,450
Commerce, CA Energy Authority Revenue Bonds
(MBIA)
5.25%, 7/1/09	1,355	1,409
Cook County, IL School District General
Obligation Bonds (MBIA)
Zero Coupon, 12/1/22	4,125	2,076
Council Rock, PA School District General
Obligation Bonds (MBIA)
5.00%, 11/15/19	1,285	1,362
Cranberry Township, PA General
Obligation Bonds (FGIC)
4.80%, 12/1/18	1,310	1,363
Crandall, TX Independent School District
General Obigation Bonds (PSFG)
Zero Coupon, 8/15/19 8/15/21	4,315	2,392
Crisp County Development Authority
Revenue Bonds
5.55%, 2/1/15	200	214
Crowley TX Independent School District
General Obligation Bonds (PSFG)
5.00%, 8/1/10 - 8/1/11	3,350	3,509
Crown Point, IN Multi-School Building Corp.
Revenue Bonds (MBIA)
Zero Coupon, 1/15/24	5,200	2,476
Cypress-Fairbanks, TX Independent School
District General Obligation Bonds (PSFG)
4.80%, 2/15/19	1,650	1,705
Dallas County, TX Utility & Reclamation District
SAVRS General Obligations Bonds (AMBAC)
3.50%, 2/15/29	(h)19,200	19,200
Delaware County, PA Industrial Development
Authority Revenue Bonds
6.50%, 1/1/08	200	204
Delta County, MI Economic Development Corp.
Revenue Bonds
6.25%, 4/15/27	450	505
Denton, TX Utility System Revenue Bonds (AMBAC)
5.00%, 12/1/16	1,865	1,958
Detroit, MI City School District General Obligation
Bonds (FGIC)
5.15%, 5/1/22	2,500	2,706
Director of the State of Nevada Department of Business & Industry Revenue Bonds
5.63%, 12/1/26	1,100	1,214
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMBAC)
Zero Coupon, 1/1/21 - 1/1/23	3,845	1,999
Dover, PA Area School District General
Obligation Bonds (FGIC)
5.00%, 4/1/16	1,000	1,049
Duncanville Independent School District, TX, General
General Obligation Bonds (PSFG)
Zero Coupon, 2/15/22	4,000	2,083
Eagle, IN - Union Middle School Building
Revenue Bonds (AMBAC)
4.90%, 7/5/16	1,000	1,045
5.00%, 7/5/17	1,500	1,571
Eanes, TX Independent School District
General Obligation Bonds (PSFG)
4.80%, 8/1/19	1,365	1,419

East Porter County, IN School Building Corp.
Revenue Bonds (MBIA)
4.70%, 7/15/12	$1,025	$1,052
Edgewood, TX Independent School District (PSFG)
4.75%, 8/15/16	1,310	1,369
4.85%, 8/15/17	880	915
Elizabeth Forward, PA School District (MBIA)
Zero Coupon, 9/1/11	1,250	1,047
Essex County, NJ Utility Authority Revenue
Bonds (FSA)
4.80%, 4/1/14	1,005	1,027
Eureka Union School District, CA General
Obligation Bonds (MBIA)
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,875
Everett, WA Water & Sewer Revenue Bonds (MBIA)
5.00%, 7/1/13	1,630	1,746
Fort Wayne Hospital Authority, IN Revenue
Bonds (MBIA)
4.70%, 11/15/11	1,100	1,140
Fort Worth, TX Water & Sewer Revenue Bonds (FSA)
3.50%, 2/15/24	(h)13,075	13,075
Frisco, TX Independent School District
General Obligation Bonds (PSFG)
Zero Coupon, 8/15/20 - 8/15/22	6,260	3,340
Geneva, IL Industrial Development Revenue
Bonds (FSA)
4.80%, 5/1/19	1,705	1,773
Georgetown County, SC Pollution Control
Facility Revenue Bonds
5.13%, 2/1/12	725	754
Gilliam County, OR Solid Waste Disposal
Revenue Bonds
4.88%, 7/1/38	1,400	1,431
Girard Area, PA School District General
Obligation Bonds (FGIC)
Zero Coupon, 10/1/18 - 10/1/19	950	579
Grand Prairie, TX Independent School
District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/14	2,240	1,696
Grapevine, TX Certificates of Obligation
General Obligation Bonds (FGIC)
5.75%, 8/15/17	1,000	1,069
Gulf Coast Waste Disposal Authority, TX
Revenue Bonds
4.55%, 4/1/12	830	838
Hawaii State Certificate of Participation
General Obigation Bonds (AMBAC)
4.80%, 5/1/12	1,275	1,310
Hillsborough County, FL, Industrial Development
Authority Pollution Control Revenue Bonds
4.00%, 5/15/18	(h)1,625	1,625
Houston, TX General Obligation Bonds (MBIA)
5.00%, 3/1/12	3,400	3,602
Houston, TX Revenue Bonds (MBIA)
5.25%, 5/15/11	2,000	2,122
Houston, TX Water & Sewer System
Revenue Bonds (FSA)
Zero Coupon, 12/1/25	12,350	5,436
Illinois Development Finance Authority
Revenue Bonds (FGIC)
Zero Coupon, 12/1/09	2,000	1,795
Illinois Development Finance Authority, Solid
Waste Disposal Revenue Bonds
5.85%, 2/1/07	110	110
Illinois Educational Facilities Authority
SAVRS Revenue Bonds (MBIA)
3.70%, 4/1/28	(h)11,500	11,500
Illinois Health Facilities Authority Revenue
Bonds (MBIA)
5.00%, 11/15/12	1,000	1,024
Illinois Health Facilities Authority Revenue
Bonds SAVRS (AMBAC)
3.60%, 8/16/24	(h)(n)15,250	15,250
Indiana Port Commission Revenue Bonds
4.10%, 5/1/12	3,450	3,456
Indiana State Development Finance
Authority Revenue Bonds
4.70%, 10/1/31	(h)100	102

Indiana State University Revenue Bonds (FGIC)
5.20%, 10/1/12	1,640	1,689
Indiana Transportation Finance Authority
Highway Revenue Bonds (AMBAC)
Zero Coupon, 12/1/16	$1,695	$1,136
Intermountain Power Agency, UT Power
Supply Revenue Bonds
Zero Coupon, 7/1/17	1,750	1,127
Irving, TX Independent School District
General Obligation Bonds
Zero Coupon, 2/15/13	1,945	1,536
Kane & De Kalb Counties, IL Community Unit School
School District General Obligation Bonds (AMBAC)
Zero Coupon, 12/1/09	725	650
Kent State University, OH Revenue Bonds
SAVRS (MBIA)
3.55%, 5/1/32	(h)(n)15,275	15,275
King County, WA General Obligation Bonds (MBIA)
5.00%, 12/1/19	1,075	1,129
Lake County, IL Community Consolidated School
District General Obligation Bonds (FGIC)
Zero Coupon, 12/1/19 - 12/1/21	12,775	7,043
Lakeview, MI Public School District General
Obligation Bonds
5.00%, 5/1/16	1,060	1,111
Lancaster, TX Independent School District
General Obligation Bonds (FSA)
Zero Coupon, 2/15/09	1,795	1,659
Lewisville, TX Independent School District
General Obligation Bonds (FGIC)
4.00%, 8/15/10	4,905	4,954
Long Beach, CA Community College District
General Obligation Bonds (FGIC)
Zero Coupon, 5/1/14	2,465	1,857
Long Island, NY Power Authority Electric
System Revenue Bonds (FSA)
Zero Coupon, 6/1/16	3,700	2,567
Madera, CA Unified School District General
Obligation Bonds (FGIC)
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,862
Madison & Jersey Counties, IL Unit School District
District General Obligation Bonds (FSA)
Zero Coupon, 12/1/20	2,900	1,599
Maine Health & Higher Educational Facilities
Authority, ME SAVRS Revenue Bonds (FGIC)
3.50%, 7/1/14	(h)8,625	8,625
Maricopa County Arizona Pollution Control
2.90%, 6/1/35	1,600	1,559
4.00%, 1/1/38	350	350
Maryland State Economic Development Corp.
Revenue Bonds
7.50%, 12/1/14	350	384
Mass State Health & Educational Facilities
(Melrose-Wakefield)
3.65%, 10/1/33	(h)11,900	11,900
Massachusetts State Development Financing Agency
Resource Recovery Revenue Bonds
6.90%, 12/1/29	250	268
Massachusetts State Health & Educational Facilities
Authority Revenue Bonds (AMBAC)
4.80%, 7/1/12	1,665	1,710
Massachusetts State Health & Educational Facilities
Authority Revenue Bonds (MBIA)
3.65%, 10/1/22	(h)4,800	4,800
Massachusetts State Water Reserve Authority
Revenue Bonds, SAVRS (AMBAC)
3.53%, 4/1/29	(h)13,075	13,075
Maury County, TN Industrial Development Board Solid
Waste Disposal Revenue Bonds
6.30%, 8/1/18	1,075	1,131
Memphis, TN Electric System Revenue Bonds (XLCA)
3.55%, 12/1/18	(h)4,000	4,000
Memphis-Shelby County, TN Airport Authority Special Facilities
Facility Revenue Bonds, Federal Express Corp.
5.00%, 9/1/09	850	867
Merced City, CA School District General
Obligation Bonds (MBIA)
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,736

Metropolitan Pier & Exposition Authority, IL
Dedicated State Tax Revenue Bonds (MBIA)
Zero Coupon, 12/15/20 - 12/15/23	$5,175	$2,828
Michigan City, IN Area-Wide School Building Corp.
Revenue Bonds (FGIC)
Zero Coupon, 1/15/17 - 1/15/20	6,750	4,217
Michigan State Building Authority Revenue
Bonds (MBIA)
5.25%, 10/1/10 - 10/1/11	3,000	3,180
Michigan State Strategic Fund, Solid Waste
Management Project Revenue Bonds
4.63%, 12/1/12	275	280
Midland, TX Independent School District
General Obligation Bonds (FGIC)
5.95%, 3/1/18	1,225	1,307
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
4.88%, 6/1/19	2,070	2,153
Montana State Health Facilities Authority
Revenue Bonds (AMBAC)
3.59%, 2/15/17	(h)1,900	1,900
Montour, PA School District General Obligation
Bonds (MBIA)
Zero Coupon, 1/1/13	300	238
Morton Grove, IL General Obligation Bonds (FGIC)
4.50%, 12/1/13	1,480	1,500
Mount San Antonio Community College District,
CA General Obligation Bonds (MBIA)
Zero Coupon, 8/1/16 - 8/1/17	27,555	18,302
Nassau County, NY Improvement Bonds General
Obligation Bonds (FSA)
6.00%, 3/1/17	1,275	1,366
Nevada Housing Division Revenue Bonds (FHA)
5.30%, 4/1/28	5	5
New Jersey Economic Development Authority
Revenue Bonds
Zero Coupon, 4/1/12	625	514
New Orleans, LA Audubon Commission General
Obligation Bonds (FSA)
5.00%, 10/1/13	1,695	1,806
New York City, NY Industrial Development Agency
Revenue Bonds (FSA)
6.00%, 11/1/15	1,485	1,495
New York State Dormitory Authority Revenue Bonds (FSA)
5.10%, 2/15/11	2,075	2,137
Noblesville, IN High School Building Corp.
Revenue Bonds (AMBAC)
Zero Coupon, 2/15/19	1,850	1,111
Norman, OK Regional Hospital Authority SAVRS
Revenue Bonds (MBIA)
3.59%, 9/1/22	(h)4,350	4,350
North Carolina Municipal Power Agency,
Electric Revenue Bonds
6.63%, 1/1/10	850	915
North Side, IN High School Building Corp.
Revenue Bonds (FSA)
5.25%, 7/15/13	2,910	3,157
North Slope Borough, AK General Obligation
Bonds (MBIA)
Zero Coupon, 6/30/12	2,900	2,351
Norwalk-LA Mirada, CA Unified School District
General Obligation Bonds (FGIC)
Zero Coupon, 8/1/25	8,900	3,970
Ohio State Higher Educational Facility Commission
(Denision University) Revenue Bonds (AMBAC)
3.65%, 12/1/34	(h)8,800	8,800
Ohio State Solid Waste Revenue Bonds
4.25%, 4/1/33	700	686
Okemos, MI Public School District General
Obligation Bonds (MBIA)
Zero Coupon, 5/1/15	900	648
Orange County, FL Health Facilities Authority
Revenue Bonds (MBIA)
3.45%, 10/15/26	(h)21,400	21,400
Ouachita Parish, LA West Ouachita Parish School
District Revenue Bonds (MBIA)
4.70%, 9/1/14	1,020	1,052
Pajaro Valley, CA Unified School District
Certificate Partnership General Obligation Bonds (FSA)
Zero Coupon, 8/1/27	2,220	899

Pearland, TX Independent School District General
Obligation Bonds (PSFG)
4.88%, 2/15/19	$1,425	$1,479
Penn Hills Municipality, PA General Obligation Bonds
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,629
Pennsylvania Convention Center Authority
Revenue Bonds (FGIC)
3.90%, 7/15/36	6,000	6,000
6.70%, 9/1/16	500	583
Pennsylvania State Financing Authority School
Revenue Bonds, Aliquippa School District
Zero Coupon, 6/1/12	685	546
Pennsylvania State Public School Building
Authority, Marple Newtown School District
Project Revenue Bonds (MBIA)
4.60%, 3/1/15	1,065	1,101
4.70%, 3/1/16	715	741
Philadelphia, PA Authority For Industrial
Development Special Facilities Revenue Bonds, Doubletree Hotel
6.50%, 10/1/27	320	327
Piedmont, SC Municipal Power Agency Revenue
Bonds (AMBAC)
Zero Coupon, 1/1/31 - 1/1/32	22,300	7,412
Pittsburgh, PA Stadium Authority Lease Revenue Bonds
6.50%, 4/1/11	130	138
Port Authority, NY & NJ Special Obligation Revenue Bonds
7.00%, 10/1/07	100	101
Rescue Union School District, CA General
Obligation Bonds (MBIA)
Zero Coupon, 9/1/27	2,000	807
Richardson, TX Hotel Occupancy Certificates of Obligation
General Obligation Bonds (FGIC)
5.75%, 2/15/17	1,405	1,490
Richland County, SC Revenue Bonds
6.10%, 4/1/23	725	788
Rincon Valley, CA Union School District General
Obligation Bonds (FGIC)
Zero Coupon, 8/1/32 - 8/1/35	9,675	2,908
Riverside, CA Electric Revenue Bonds (MBIA)
5.00%, 10/1/11 - 10/1/12	3,380	3,608
Robinson Township, PA Municipal Authority
Revenue Bonds
6.90%, 5/15/18	100	110
Rockport, IN Pollution Control Revenue Bonds SAVRS
4.90%, 6/1/25	(h)455	458
Saginaw Valley State University, MI Revenue Bonds
SAVRS (MBIA)
3.60%, 7/1/31	(h)10,700	10,700
Saginaw, MI Hospital Financing Authority Revenue
Bonds (MBIA)
5.38%, 7/1/19	1,265	1,318
Sam Rayburn, TX Municipal Power Agency
Revenue Bonds
6.00%, 10/1/21	650	690
San Antonio County, TX Parking System
Revenue Bonds (AMBAC)
5.50%, 8/15/17	700	734
Sanger, TX Independent School District General
Obligation Bonds (PSFG)
Zero Coupon, 2/15/19 - 2/15/22	4,265	2,358
Santa Ana, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,173
Scranton-Lackawanna, PA Health & Welfare
Authority Revenue Bonds
6.63%, 7/1/09	45	47
Spring, TX Independent School District General
Obligation Bonds (PSFG)
5.00%, 8/15/19	1,760	1,843
Steel Valley, PA School District, Allegheny County
General Obligation Bonds
Zero Coupon, 11/1/11 - 11-1/17	1,820	1,358
Texas State Turnpike Authority Revenue
Bonds (AMBAC)
Zero Coupon, 8/15/18	5,700	3,511
Tobacco Securitization Authority of Northern
California, Asset Backed Revenue Bonds, Series A-1
4.75%, 6/1/23	6,165	6,265

Tobacco Settlement Authority of Washington,
Asset Backed Revenue Bonds
6.50%, 6/1/26	$925	$1,019
Tobacco Settlement Financing Corp., LA, Asset
Baked Revenue Bonds
5.50%, 5/15/30	1,350	1,417
Tobacco Settlement Financing Corp., NJ, Asset
Backed Revenue Bonds
4.38%, 6/1/19	640	638
Tobacco Settlement Financing Corp., RI, Asset
Baked Revenue Bonds
6.00%, 6/1/23	1,575	1,683
Toledo-Lucas County, OH Port Authority
Revenue Bonds
6.45%, 12/15/21	900	1,094
Tomball, TX Independent School District General
Obligation Bonds (PSFG)
4.75%, 2/15/15	1,205	1,246
Union Elementary School District, CA General
Obligation Bonds (MBIA)
Zero Coupon, 9/1/27 - 9/1/28	8,000	3,208
University of Arkansas Revenue Bonds (FSA)
4.90%, 12/1/19	2,315	2,443
University of Massachusetts Building Authority
Revenue Bonds (AMBAC)
5.25%, 11/1/11	2,100	2,247
University of Southern Indiana, IN Revenue
Bonds (AMBAC)
5.00%, 10/1/09	1,095	1,134
Upper Darby Township, PA General
Obligation Bonds (AMBAC)
Zero Coupon, 7/15/11	525	442
Utah County, UT Environmental Improvement
Revenue Bonds
5.05%, 11/1/17	170	180
Vancouver, WA Water & Sewer Revenue Bonds (MBIA)
4.60%, 6/1/13	1,000	1,011
Vermont Educational & Health Buildings Funding
Agency SAVRS Revenue Bonds (FGIC)
3.60%, 9/12/13	(h)7,950	7,950
Victor Elementary School District, CA General
Obligation Bonds (FGIC)
Zero Coupon, 2/1/30	2,100	753
Virginia State Peninsula Regional Jail Authority Revenue Bonds (MBIA)
5.00%, 10/1/12 - 10/1/13	2,705	2,888
Waco, TX Educational Finance Corp. Revenue
Bonds SAVRS
3.60%, 2/1/32	(h)12,850	12,850
Wake County Industrial Facilities & Pollution Control
Financing Authority, NC Revenue Bonds (AMBAC)
3.65%, 5/1/24	(h)8,400	8,400
Warren, MI Consolidated School District
General Obligation Bonds
4.15%, 5/1/14	1,000	1,019
Washington State Health Care Facilities (Children Hospital)
Revenue Bonds (FSA)
4.70%, 10/1/11	1,075	1,103
Washington State Health Care Facilities (Fred Hutchinson)
SAVRS Revenue Bonds(AMBAC)
3.50%, 1/1/33	(h)9,850	9,850
3.59%, 1/1/27	(h)7,800	7,800
Washington State Health Care Facilities Authority Revenue Bonds (AMBAC)
5.13%, 11/15/11	1,000	1,034
Washington State Motor Vehicle Fuel Facilities
General Obligation Bonds (AMBAC)
Zero Coupon, 6/1/14 - 6/1/16	8,160	5,877
Washington State Recreational Facilities General
Obligation Bonds (FGIC)
Zero Coupon, 1/1/17	6,900	4,579
Washoe County, NV General Obligation Bonds (FSA)
Zero Coupon, 7/1/18	4,235	2,619
Wayne State University, MI Revenue Bonds
SAVRS Revenue Bonds(AMBAC)
3.44%, 11/15/32	(h)12,600	12,600
West Contra Costa Unified School District, CA General
Obligation Bonds (FGIC)
Zero Coupon, 8/1/25 - 8/1/27	23,200	9,790
West Ottawa Public School District/MI General Obligation Bonds
5.00%, 5/1/21	850	907

West Virginia University Revenue Bonds (AMBAC)
Zero Coupon, 4/1/22 - 4/1/24	$2,000	$992
Western Michigan University, MI SAVRS Revenue
Bonds (AMBAC)
3.65%, 11/15/32	(h)9,550	9,550
Western Michigan University, MI SAVRS Revenue
Bonds (MBIA)
3.49%, 11/22/30	(h)9,800	9,800
William S Hart Union High School District General
Obligation Bonds (FSA)
Zero Coupon, 9/1/22	3,000	1,526
William S Hart Union High School District, CA General
Obligation Bonds (FSA)
Zero Coupon, 9/1/21 - 9/1/28	15,290	7,532
Winnebago County, IL School District General Obligation Bonds
(FSA)
Zero Coupon, 1/1/14	3,600	2,739
Wisconsin State Health & Educational Facilities Authority)
Revenue Bonds (AMBAC)
5.63%, 2/15/12	1,000	1,084
York County, PA Hospital Authority Revenue Bonds
SAVRS (AMBAC)
3.65%, 7/1/21	(h)7,200	7,200
Ypsilanti, MI School District General Obligation Bonds (FGIC)
4.70%, 5/1/12	1,115	1,140
		651,429
Total Fixed Income Securities (Cost $646,425)		672,499

	No. of Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
6/07 @ $94.25	1,601	40
6/07 @ $94.50	219	19
6/07 @ $94.75	497	177
Total Put Options Purchase (Cost $719)		236

	Shares
Preferred Stocks (4.4%)
Finance (4.4%)
ABN AMRO North America Capital Funding Trust I	(e)(h)5,875	6,176
Federal Home Loan Mortgage Corp.	88,000	4,400
Goldman Sachs Group, Inc.	121,000	3,134
US Bancorp	178,000	4,575
International Lease Finance Corp.	@—	3,114
Preferred Pass-Through Trust 2006	(e)6,900,000	6,900
Pitney Bowes International Holdings, Inc.	@—	3,400
Total Preferred Stocks (Cost$31,408)		31,699
Short-Term Investments (3.4%)
Mutual Fund (1.6%)
Dreyfus Basic Municipal Money Market Fund	11,260	11,260

	Face Amount (000)
Repurchase Agreement (1.6%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07 repurchase price $11,237	$ (f)11,231	11,231
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
5.09%, 01/11/07	(j)1,350	1,348
Total Short-Term Investments (Cost $23,839)		23,839
Total Investments + (101.4%) (Cost $702,391)		728,320
Liabilities in Excess of Other Assets (-1.4%)		(9,837)
Net Assets (100%)		$718,483

(e)                   144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are to be liquid.

(f)                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28;  Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32;  Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennesse Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                   Variable/Floating Rate Security — Interest rate change on these instruments are based on change in a designated based rate. The rates shown are those in effect on December 31, 2006.

(j)                    All or a portion of the security was pledged to cover margin requirements for futures contracts.

(n)                   All or a portion of the security was pledged to cover securities sold short.

@                    Value/Face Amount is less than $500.

Inv FI             Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate.  Indicated rate is the effective rate at December 31, 2006.

IO                                                           Interest Only

PAC                                               Planned Amortization Class

PO                                                        Principal Only

AMBAC                        Ambac Assurance Corp.

FGIC                                             Financial Guaranty Insurance Co.

FHA                                              Federal Housing Administration

FSA                                                Financial Security Assurance Inc.

MBIA                                      MBIA Insurance Corp.

PSFG                                           Permanent School Fund Guaranteed

SAVRS                                Semi-Annual Variable Rate Security

XLCA                                      XL Capital Assurance

+                                                                 At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $702,391,000  and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $25,929,000, of which $29,384,000 related to appreciated securities and $3,455,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
10 yr. Note	2,888	$310,370	Mar-07	$(2,516)

Short:
U.S. Treasury
5 yr. Note	655	68,816	Mar-07	465

U.S. Treasury
Long Bond	428	47,695	Mar-07	921
				$(1,130)

	Face Amount (000)	Value (000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association, January TBA
5.50%, 1/1/37
(Total Proceeds $30,823)	$(31,000)	$(30,642)

TBA       To Be Announced

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (90.6%)
Agency Adjustable Rate Mortgages (2.0%)
Federal National Mortgage Association,
Adjustable Rate Mortgages:
7.29%, 5/1/36	$21,185	$21,658
7.32%, 4/1/36 - 7/1/36	14,908	15,241
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.13%, 10/20/25 - 12/20/27	1,838	1,866
5.38%, 1/20/25 - 1/20/28	11,479	11,616
5.75%, 7/20/25 - 9/20/27	1,260	1,277
		51,658
Agency Fixed Rate Mortgages (13.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 7/1/20 - 11/1/20	1,379	1,517
10.50%, 8/1/09 - 10/1/20	358	388
11.00%, 6/1/12 - 9/1/20	362	398
11.25%, 10/1/11 - 12/1/15	162	176
11.50%, 1/1/11 - 12/1/15	3	3
11.75%, 12/1/17 - 4/1/19	12	13
12.00%, 10/1/09 - 2/1/15	15	16
13.00%, 6/1/19	4	4
14.75%, 3/1/10	1	2
Gold Pools:
6.50%, 3/1/16 - 8/1/33	1,894	1,939
7.00%, 2/1/28 - 7/1/32	2,355	2,423
7.50%, 8/1/17 - 10/1/32	12,943	13,458
8.00%, 11/1/25 - 12/1/31	3,670	3,862
8.50%, 3/1/09 - 8/1/31	7,759	8,316
9.00%, 7/1/17	560	599
9.50%, 1/1/21 - 12/1/22	671	726
10.00%, 6/1/17 - 3/1/21	452	500
10.50%, 11/1/15 - 4/1/21	234	252
12.00%, 10/1/10	5	6
Federal National Mortgage Association,
Conventional Pools:
6.50%, 11/1/23 - 1/1/34	28,994	29,717
7.00%, 11/1/13 - 4/1/36	77,766	80,012
7.50%, 11/1/22 - 2/1/36	31,528	32,824
8.00%, 2/1/12 - 10/1/32	24,568	25,931
8.50%, 11/1/08 - 5/1/32	21,230	22,841
9.00%, 12/1/08 - 1/1/22	1,376	1,453
9.50%, 11/1/13 - 4/1/30	5,614	6,093
10.00%, 9/1/10 - 10/1/25	978	1,072
10.50%, 5/1/12 - 7/1/25	902	1,000
11.00%, 7/1/20 - 11/1/20	133	146
11.50%, 1/1/13 - 2/1/20	231	255
12.00%, 11/1/15	268	294
12.50%, 9/1/15 - 2/1/16	43	47
January TBA
7.00%, 1/25/36	(i)70,475	72,347
7.50%, 1/25/32	(i)11,600	12,021
Government National Mortgage Association,
Various Pools:
9.00%, 12/15/21 - 11/15/24	2,239	2,409
9.50%, 8/15/09 - 12/15/19	2,180	2,364
10.00%, 11/15/09 - 1/15/26	14,223	15,788
10.50%, 7/15/13 - 4/15/25	1,675	1,868
11.00%, 12/15/09 - 2/15/25	3,833	4,236
11.50%, 4/15/13 - 4/20/19	118	127
12.00%, 3/15/11 - 11/15/19	1,800	2,026
12.50%, 6/15/10 - 12/15/13	9	10

		349,479
Asset Backed Corporates (12.8%)
ACE Securities Corp.
5.46%, 7/25/35	(h)20	20
5.67%, 5/25/34	(h)4,358	4,369
Aegis Asset Backed Securities Trust
5.46%, 10/25/35	(h)15	15
American Express Credit Account Master Trust
5.46%, 9/15/09	(h)150	150
5.46%, 11/16/09	(h)17,650	17,670
5.46%, 12/15/09	(h)17,050	17,069
Argent Securities, Inc.
5.40%, 10/25/36	(h)16,794	16,805
Bayview Financial Acquisition Trust
5.85%, 9/28/43	(h)1,889	1,891
Bear Stearns Asset Backed Securities, Inc.
5.47%, 8/25/35	(h)56	56
5.55%, 9/25/34	(h)3,964	3,970
5.57%, 3/25/35	(h)6,622	6,629
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	3,986	3,975
5.41%, 5/15/11	(h)21,396	21,396
5.43%, 1/15/08	(h)2,330	2,332
Carrington Mortgage Loan Trust
5.47%, 10/25/35	(h)2,256	2,258
5.50%, 9/25/35	(h)24	24
Citibank Credit Card Issuance Trust
6.88%, 11/16/09	18,410	18,671
Citicorp Residential Mortgage
5.43%, 9/25/36	(h)115	115
Citigroup Mortgage Loan Trust, Inc.
5.76%, 10/25/34	(h)21	21
Conti Mortgage Home Equity Loan Trust
8.10%, 8/15/25	131	135
Countrywide Asset-Backed Certificates
5.50%, 7/25/25	(h)10,750	10,758
Credit-Based Asset Servicing & Securitization LLC
5.45%, 8/25/35	(h)28	28
5.46%, 8/25/35	(h)16	16
First Franklin Mortgage Loan Asset Backed Certificates
5.40%, 7/25/36	(h)11,302	11,308
5.42%, 2/25/36	(h)10,075	10,084
5.45%, 7/25/35	(h)4,055	4,058
5.47%, 10/25/35	(h)7,110	7,116
Fremont Home Loan Owner Trust
5.40%, 10/25/36	(h)16,968	16,979
GE Capital Credit Card Master Note Trust
5.39%, 9/15/10	(h)10,825	10,837
5.40%, 6/15/10	(h)150	150
GE Dealer Floorplan Master Note Trust
5.43%, 7/20/09	(h)15,100	15,118
GSAMP Trust
5.40%, 1/25/37	(h)13,100	13,100
5.47%, 8/25/35	(h)14	14
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09	209	209
Long Beach Mortgage Loan Trust
5.44%, 1/25/36	(h)46	47
MBNA Credit Card Master Note Trust
5.55%, 2/16/10	(h)16,125	16,154
MBNA Master Credit Card Trust USA
4.95%, 9/15/09	(h)125	125
5.90%, 8/15/11	19,530	19,888
7.80%, 10/15/12	15,505	16,849
Merrill Auto Trust Securitization
5.36%, 4/25/08	(h)9	9
Nationstar Home Equity Loan Trust
5.60%, 9/25/36	(h)130	130

New Century Home Equity Loan Trust
5.88%, 11/25/34	(h)1,246	1,247
Novastar Home Equity Loan
3.79%, 1/25/36	(h)30	30
5.42%, 11/25/36	(h)90	90
RAAC Series
5.45%, 9/25/45	(h)7,141	7,147
Residential Asset Mortgage Products, Inc.
5.42%, 6/25/29	(h)16,077	16,088
Securitized Asset Backed Receivables LLC Trust
5.42%, 12/25/35	(h)5,505	5,510
5.43%, 11/25/36	(h)14,775	14,757
Specialty Underwriting & Residential Finance
5.47%, 6/25/36	(h)3,095	3,097
Structured Adjustable Rate Mortgage Loan Trust
5.70%, 12/25/34	(h)43	43
Structured Asset Investment Loan Trust
5.42%, 3/25/36	(h)55	55
5.45%, 7/25/35	(h)1,463	1,464
Structured Asset Securities Corp.
5.55%, 6/25/35	(h)11,824	11,836
Terwin Mortgage Trust
5.47%, 7/25/35	(e)(h)736	736
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	3,115	3,090
		335,738
Collateralized Mortgage Obligations - Agency Collateral Series (1.1%)
Bear Stearns Asset Backed Securities
Zero Coupon, 3/27/36 - 5/25/36	(e)295,554	5,611
Bear Stearns Structured Products, Inc.
Zero Coupon, 2/25/36	(e)156,661	4,716
Federal Home Loan Mortgage Corp.,
Inv Fl IO
20.38%, 11/15/07	35	3
Inv Fl IO PAC
4.23%, 3/15/08	241	4
4.90%, 2/15/08	475	8
Inv Fl IO REMIC
2.15%, 8/15/30	293	10
IO
6.00%, 5/1/31	7,548	1,435
7.50%, 12/1/29	445	122
8.00%, 1/1/28 - 6/1/31	3,211	722
Federal National Mortgage Association,
Inv Fl IO
1.05%, 7/25/34	9,424	239
2.85%, 10/25/28	7,338	266
3.15%, 7/25/30	4,675	236
3.20%, 10/18/30	2,689	138
3.90%, 10/25/07	618	6
Inv Fl IO REMIC
30.56%, 9/25/20	60	102
34.88%, 9/25/22	101	88
IO
1.33%, 3/25/36	90,442	2,134
6.00%, 8/25/32 - 7/25/33	4,993	956
6.50%, 7/25/09 - 6/25/33	28,549	6,046
7.00%, 4/1/32	5,921	1,382
8.00%, 4/1/24 - 12/1/31	10,591	2,370
8.50%, 10/1/25	319	83
9.00%, 11/1/26	513	129
IO PAC
8.00%, 9/18/27	1,720	354
Government National Mortgage Association,
Inv Fl IO
2.80%, 5/16/31	7,612	525
2.85%, 8/16/31	2,688	135
3.25%, 8/16/29	383	24

GS Mortgage Securities Corp.
IO
3.26%, 3/25/36	(e)(h)32,113	1,299
Kidder Peabody Mortgage Assets Trust
IO
9.50%, 4/22/18	4	1
		29,144
Collateralized Mortgage Obligations - Non Agency Collateral Series (3.0%)
Countrywide Alternative Loan Trust
3.26%, 2/25/47	(e)180,974	9,827
IO
0.48%, 2/25/37	71,761	3,947
1.00%, 3/20/46	69,759	3,313
1.70%, 12/20/46	146,489	7,707
1.81%, 12/20/35	(e)(h)94,581	3,029
3.00%, 12/20/35	(e)(h)95,981	4,756
Greenpoint Mortgage Funding Trust
IO
1.10%, 8/25/45	48,121	1,473
1.91%, 10/25/45	59,133	1,827
Harborview Mortgage Loan Trust
5.44%, 1/19/38	(h)6,390	6,391
5.53%, 11/19/36	(h)22,811	22,822
IO
1.41%, 6/19/35	(h)62,154	1,476
1.70%, 5/19/35	(h)85,445	2,109
2.08%, 3/19/37	(h)68,039	3,136
PO
3/19/37	@—	@—
Harborview NIM Corp.
Zero Coupon, 10/20/45	(e)(h)7,868	5,114
Indymac Index Mortgage Loan Trust
IO
1.34%, 7/7/35	(h)52,453	1,705
		78,632
Finance (5.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)9,447	9,840
American General Finance Corp.
4.63%, 5/15/09- 9/1/10	2,415	2,374
AXA Financial, Inc.
6.50%, 4/1/08	5,450	5,517
CIT Group, Inc.
3.65%, 11/23/07	2,385	2,352
7.38%, 4/2/07	5	5
Countrywide Home Loans, Inc.
3.25%, 5/21/08	(c)5,150	5,008
Farmers Exchange Capital
7.05%, 7/15/28	(e)100	105
Farmers Insurance Exchange
8.63%, 5/1/24	(e)6,970	8,380
General Electric Capital Corp.
4.25%, 12/1/10	(c)2,180	2,111
Household Finance Corp.
4.13%, 12/15/08	10	10
6.38%, 10/15/11	60	63
HSBC Finance Corp.
5.88%, 2/1/09	9,960	10,108
6.75%, 5/15/11	15	16
8.00%, 7/15/10	1,100	1,196
JPMorgan Chase & Co.
6.00%, 2/15/09	7,660	7,750
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	6,390	6,290
Mantis Reef Ltd.
4.69%, 11/14/08	(e)4,615	4,558
MBNA Corp.
5.80%, 5/5/08	(h)4,775	4,806
Metlife, Inc.
6.12%, 12/1/11	45	47

Nationwide Building Society
4.25%, 2/1/10	(e)5,000	4,848
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	3,015	3,185
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	2,900	2,883
Residential Capital Corp.
6.38%, 6/30/10	7,720	7,816
SLM Corp.
4.00%, 1/15/10	(c)3,595	3,470
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	4,070	4,055
Two-Rock Pass Through Trust
6.32%, 12/31/49	(e)(h)2,930	2,887
Unicredit Luxembourg Finance S.A.
5.43%, 10/24/08	(e)(h)8,220	8,224
USB Capital IX
6.19%, 12/29/49	(h)6,735	6,885
Wachovia Capital Trust Ill
5.80%, 12/31/49	(h)20,155	20,340
Washington Mutual Bank FA
5.50%, 1/15/13	25	25
Washington Mutual, Inc.
8.25%, 4/1/10	5,330	5,745
Washington Mutual Preferred Funding II
6.66%, 12/31/49	(e)(h)500	502
World Financial Properties
6.91%, 9/1/13	(e)1,183	1,238
6.95%, 9/1/13	(e)7,461	7,820
Xlliac Global Funding
4.80%, 8/10/10	(e)5,360	5,257
		155,716
Industrials (7.0%)
Abitibi-Consolidated, Inc.
8.85%, 8/1/30	1,333	1,100
America West Airlines, Inc.
7.10%, 4/2/21	44	47
ArvinMeritor, Inc.
8.75%, 3/1/12	(c)3,695	3,815
AT&T Corp.
8.00%, 11/15/31	5,300	6,595
Bowater Canada Finance Corp.
7.95%, 11/15/11	7,605	7,491
Brookfield Asset Management, Inc.
7.13%, 6/15/12	4,680	4,992
Caterpillar Financial Services Corp.
3.63%, 11/15/07	1,090	1,074
5.45%, 8/20/07	(h)4,545	4,550
Clorox Co.
5.49%, 12/14/07	(h)5,160	5,167
Comcast Cable Communications, Inc.
6.75%, 1/30/11	2,515	2,637
7.13%, 6/15/13	1,000	1,079
ConAgra Foods, Inc.
7.00%, 10/1/28	1,505	1,635
8.25%, 9/15/30	1,920	2,365
Consumers Energy Co.
4.00%, 5/15/10	1,410	1,349
4.80%, 2/17/09	2,100	2,073
Cooper Industries, Inc.
5.25%, 7/1/07	30	30
5.25%, 11/15/12	3,490	3,459
CVS Corp.
5.75%, 8/15/11	1,130	1,145
6.04%, 12/10/28	(e)6,395	6,388
DaimlerChrysler N.A. Holding Corp.
7.20%, 9/1/09	25	26
8.50%, 1/18/31	2,320	2,770

Delhaize America, Inc.
9.00%, 4/15/31	2,790	3,327
Echostar DBS Corp.
6.38%, 10/1/11	4,850	4,832
6.63%, 10/1/14	1,275	1,246
FBG Finance Ltd.
5.13%, 6/15/15	(c)(e)3,825	3,622
FedEx Corp.
2.65%, 4/1/07	2,565	2,548
France Telecom S.A.
8.50%, 3/1/31	4,130	5,438
General Mills, Inc.
3.88%, 11/30/07	20	20
General Motors Acceptance Corp.
6.88%, 9/15/11	18,885	19,390
General Motors Corp.
8.38%, 7/15/33	(c)4,570	4,250
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(b)(d)(k)18,080	@—
Hewlett Packard Co.
5.50%, 5/22/09	(h)3,825	3,834
Home Depot, Inc.
5.49%, 12/16/09	(h)1,835	1,836
Hyatt Equities LLC
6.88%, 6/15/07	(e)3,370	3,384
ICI Wilmington, Inc.
4.38%, 12/1/08	2,040	2,003
Interpublic Group of Cos., Inc.
5.40%, 11/15/09	(c)3,110	3,063
6.25%, 11/15/14	2,365	2,211
LG Electronics, Inc.
5.00%, 6/17/10	(c)(e)2,765	2,712
May Department Stores Co. (The)
6.70%, 7/15/34	3,770	3,730
Miller Brewing Co.
4.25%, 8/15/08	(e)3,885	3,818
Mohawk Industries, Inc.
7.20%, 4/15/12	2,090	2,173
News America Holdings, Inc.
7.28%, 6/30/28	655	707
7.75%, 2/1/24	3,256	3,643
Norfolk Southern Corp.
7.35%, 5/15/07	2,390	2,407
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	805	800
Pilgrim’s Pride Corp.
9.63%, 9/15/11	(c)1,240	1,302
Sara Lee Corp.
6.13%, 11/1/32	2,305	2,092
SBC Communications, Inc.
6.15%, 9/15/34	(c)3,110	3,069
Sprint Capital Corp.
8.75%, 3/15/32	845	1,020
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 5/1/07	1,740	1,747
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)5,624	5,892
TCI Communications, Inc.
7.88%, 2/15/26	25	29
Telecom Italia Capital S.A.
4.00%, 11/15/08	5	5
4.00%, 1/15/10	(c)5,340	5,103
Telefonica Europe BV
8.25%, 9/15/30	4,380	5,233
Time Warner, Inc.
5.61%, 11/13/09	(h)7,390	7,401
Union Pacific Corp.
6.63%, 2/1/08	1,225	1,240
6.79%, 11/9/07	1,020	1,030

Verizon New England, Inc.
6.50%, 9/15/11	2,100	2,161
Viacom, Inc.
6.88%, 4/30/36	3,720	3,689
WellPoint, Inc.
3.75%, 12/14/07	1,010	994
Yum! Brands, Inc.
8.88%, 4/15/11	2,390	2,683
		185,471
Mortgages - Other (22.4%)
American Express Co.
9.63%, 12/1/12	(d)(k)25	25
American Home Mortgage Assets
5.54%, 10/25/46	(h)23,267	23,305
5.58%, 5/25/46 - 9/25/46	(h)26,492	26,542
American Housing Trust
9.55%, 9/25/20	33	33
Asset Securitization Corp.
7.10%, 8/13/29	5	5
Banc of America Funding Corp.
5.70%, 9/20/35	(h)6,957	6,989
Bear Stearns Mortgage Funding Trust
5.55%, 9/25/36	(h)99	99
5.56%, 12/25/36	(h)18,000	18,004
5.60%, 7/25/36	(h)12,901	12,886
Bear Stearns Structured Products
6.50%, 2/25/36 - 5/27/36	(e)6,899	6,677
Countrywide Alternative Loan Trust
5.50%, 5/20/46	(h)101	101
5.54%, 10/25/46	(h)19,824	19,779
5.58%, 7/25/46	(h)14,772	14,818
5.61%, 11/20/35	(h)7,975	7,994
5.62%, 5/20/46 - 7/25/46	(h)15,617	15,684
5.64%, 8/25/35	(h)8,000	8,019
6.53%, 2/25/36	(h)110	111
Countrywide Home Loan Mortgage Pass Through Trust
5.62%, 4/25/46	(h)11,472	11,502
5.65%, 4/25/36	(h)104	104
Downey Savings & Loan Association Mortgage Loan Trust
5.55%, 10/19/36	(h)16,765	16,802
5.77%, 4/19/46	(h)12,306	12,321
Federal Home Loan Mortgage Corp.,
PAC
9.50%, 4/15/20	3	4
Federal National Mortgage Association,
Conventional Pools:
7.00%, 9/25/32	3,874	4,005
7.31%, 8/1/36	97	99
7.32%, 7/1/36	14,014	14,328
Greenpoint Mortgage Funding Trust
5.67%, 3/25/36	(h)16,517	16,537
GSR Mortgage Loan Trust
5.54%, 8/25/46	(h)142	142
5.61%, 8/25/46	(h)16,672	16,714
Harborview Mortgage Loan Trust
5.50%, 2/19/46	(h)12,500	12,500
5.54%, 12/19/37	(h)11,993	12,000
5.55%, 7/21/36	(h)16,214	16,227
5.56%, 11/19/36	(h)18,852	18,901
5.58%, 7/19/46	(h)11,779	11,791
5.59%, 3/19/36	(h)95	95
5.61%, 10/19/37	(h)14,569	14,600
5.69%, 1/19/36	(h)79	79
5.73%, 11/19/35	(h)7,792	7,831
Household Bank
8.24%, 7/1/08	(d)(k)@—	@—
Impac CMB Trust
5.60%, 6/25/34	(h)34	34
Indymac Index Mortgage Loan Trust

5.47%, 7/25/46	(h)16,843	16,933
5.56%, 11/25/36	(h)18,167	18,167
5.60%, 6/25/46	(h)115	115
5.63%, 7/25/35	(h)3,985	4,008
5.73%, 10/25/36	(h)9,674	9,728
Luminent Mortgage Trust
5.55%, 10/25/46	(h)16,530	16,568
5.59%, 4/25/36	(h)11,425	11,458
5.63%, 2/25/46	(h)89	89
Mastr Adjustable Rate Mortgages Trust
5.60%, 4/25/46	(h)80	80
Merrill Lynch Mortgage Investors, Inc.
5.47%, 8/25/35	(h)5,509	5,516
Mid-State Trust
8.33%, 4/1/30	87	90
Pelican Homestead Savings Association
9.36%, 10/1/07	(d)(k)26	26
Residential Accredit Loans, Inc.
5.54%, 12/25/36	(h)14,953	14,953
5.58%, 6/25/46	(h)121	121
5.61%, 2/25/46	(h)6,317	6,325
5.62%, 2/25/46	(h)5,460	5,460
Ryland Acceptance Corp. IV
6.65%, 7/1/11	400	399
Structured Adjustable Rate Mortgage Loan Trust
5.61%, 5/25/36	(h)8,672	8,697
5.65%, 9/25/34	(h)1,916	1,920
Structured Asset Mortgage Investments, Inc.
5.54%, 2/25/36	(h)8,776	8,791
5.55%, 10/25/36	(h)99	99
5.58%, 8/25/36	(h)12,982	13,022
5.62%, 4/25/36	(h)19,758	19,840
Wamu Alternative Mortgage Pass-Through Certificates
4.83%, 8/25/46	(h)11,870	11,912
5.54%, 7/25/46	(h)76	76
5.77%, 5/25/46	(h)23,448	23,542
Washington Mutual, Inc.
5.43%, 6/25/46	(h)79	79
5.60%, 11/25/45 - 12/25/45	(h)20,035	20,083
5.61%, 7/25/44 - 10/25/45	(h)7,451	7,471
5.62%, 4/25/45	(h)74	74
5.64%, 8/25/45	(h)3,609	3,619
5.71%, 7/25/45	(h)52	53
Zuni Mortgage Loan Trust
5.48%, 8/25/36	(h)11,415	11,408
		588,409
Sovereign (1.6%)
Citigroup, Inc.
Zero Coupon, 7/17/08	2,560	2,789
Government of Argentina
5.83%, 12/31/33	(b)9,855	4,804
Government of Japan
0.30%, 3/20/08	JPY3,045,000	25,481
United Mexican States
10.00%, 12/5/24	MXN68,890	7,917
		40,991
U.S. Treasury Securities (19.9%)
U.S. Treasury Bonds
5.50%, 8/15/28	$ (c)75	81
6.13%, 8/15/29	(c)64,745	75,691
6.38%, 8/15/27	(c)16,140	19,210
7.63%, 2/15/25	655	867
8.13%, 8/15/19 - 8/15/21	(c)46,325	60,546
U.S. Treasury Notes
4.00%, 2/15/14	(c)300	287
4.25%, 8/15/13 - 11/15/13	(c)3,045	2,967
4.50%, 2/28/11	1,075	1,068

U.S. Treasury Strips
IO
4.76%, 2/15/20	(c)170,175	89,700
4.91%, 8/15/20	39,000	19,982
4.95%, 11/15/21	(c)46,300	22,245
5.03%, 5/15/19	(c)10,200	5,590
5.10%, 11/15/19	(c)11,500	6,136
5.12%, 5/15/20	195,925	101,754
5.14%, 5/15/21	140,140	69,070
U.S. Treasury Strips
PO
5.01%, 5/15/21	100,600	49,749
		524,943
Utilities (1.6%)
Arizona Public Service Co.
5.80%, 6/30/14	3,935	3,932
CC Funding Trust I
6.90%, 2/16/07	3,865	3,871
Consolidated Natural Gas Co.
6.25%, 11/1/11	1,760	1,820
Detroit Edison Co.
6.13%, 10/1/10	2,035	2,082
Entergy Gulf States, Inc.
3.60%, 6/1/08	1,705	1,661
5.77%, 12/1/09	(h)1,995	1,992
6.10%, 12/8/08	(e)(h)4,225	4,236
Kinder Morgan Finance
5.70%, 1/5/16	3,970	3,649
NiSource Finance Corp.
5.94%, 11/23/09	(h)2,785	2,788
Ohio Power Corp.
6.00%, 6/1/16	(c)3,605	3,708
Plains All American Pipeline LP
6.70%, 5/15/36	3,635	3,751
PSEG Energy Holdings LLC
8.63%, 2/15/08	(c)2,547	2,623
Public Service Electric & Gas Co.
5.00%, 1/1/13	20	20
Sempra Energy
4.62%, 5/17/07	2,565	2,555
Texas Eastern Transmission LP
7.00%, 7/15/32	2,295	2,585
TXU Energy Co. LLC
7.00%, 3/15/13	1,685	1,765
Wisconsin Electric Power Co.
3.50%, 12/1/07	565	556
		43,594
Total Fixed Income Securities (Cost $2,422,120)		2,383,775

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
6/07 @ 94.25	6,255	156
6/07 @ 94.50	854	75
6/07 @ 94.75	2,057	668
9/07 @ 94.75	1,684	598
Total Put Options Purchased (Cost $3,371)		1,497

Shares
Preferred Stock (0.4%)
Mortgages — Other (0.4%)
Home Ownership Funding Corp.
13.33% (Cost $8,817)	(e)65	9,721

	Face
	Amount
	(000)
Short-Term Investments (16.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.3%)
Alliance & Leicester plc, 5.36%, 1/8/07	$ (h)4,495	4,495
Bancaja, 5.37%, 1/19/07	(h)2,248	2,248
Bank of America Corp., 5.32%, 1/2/07	(h)7,192	7,192
Bank of New York Co., Inc., 5.34%, 1/10/07	(h)2,248	2,248

Bear Stearns & Co., Inc.,
5.37%, 1/2/07	(h)2,697	2,697
5.38%, 1/2/07	(h)1,798	1,798
5.39%, 1/16/07	(h)4,495	4,495
BNP Paribas plc, 5.35%, 2/20/07	(h)4,495	4,495
CIC, New York,
5.33%, 1/3/07	(h)3,146	3,146
5.34%, 1/2/07	(h)4,495	4,495
Dekabank Deutsche Girozentrale,
5.39%, 1/19/07	(h)4,585	4,585
Deutsche Bank Securities, Inc.,
5.33%, 1/2/07	14,424	14,424
Dexia Bank, New York, 5.33%, 1/2/07	(h)4,494	4,494
Gemini Securitization Corp., 5.34%, 1/2/07	2,246	2,246
Goldman Sachs Group, Inc.,
5.40%, 1/16/07	(h)2,248	2,248
5.42%, 1/2/07	(h)4,225	4,225
HSBC Finance Corp., 5.34%, 1/8/07	(h)2,248	2,248
Liberty Lighthouse US Capital,
5.33%, 1/2/07	(h)2,247	2,247
Manufacturers & Traders, 5.33%, 1/16/07	(h)2,697	2,697
Merrill Lynch & Co., 5.35%, 1/26/07	(h)2,363	2,363
Mitsubishi UFJ Financial Group,
5.33%, 1/2/07	(h)2,248	2,248
Natexis Banques Populaires, New York,
5.34%, 1/2/07	(h)4,495	4,495
5.35%, 1/2/07	(h)2,247	2,247
National City Bank Cleveland,
5.32%, 1/2/07	(h)6,517	6,517
National Rural Utilities Cooperative Finance Corp., 5.34%, 1/2/07	(h)8,990	8,990
Nationwide Building Society, 5.44%, 3/28/07	(h)5,214	5,214
Nordea Bank, New York, 5.31%, 1/2/07	(h)6,742	6,742
Rhein-Main Securitisation Ltd., 5.33%, 1/18/07	2,122	2,122
Skandi, New York, 5.34%, 1/9/07	(h)4,495	4,495
SLM Corp., 5.36%, 1/22/07	(h)4,495	4,495
Toronto Dominion, New York, 5.32%, 5/29/07	(h)4,495	4,495
Tulip Funding, 5.36%, 1/16/07	2,469	2,469
Unicredito Italiano Bank (Ireland) plc,
5.36%, 1/9/07	(h)3,146	3,146
World Savings Bank FSB, 5.35%, 1/19/07	(h)1,528	1,528
		138,289
Repurchase Agreement (11.4%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $301,153	(f)300,979	300,979
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
5.09%, 1/11/07	(j)5,580	5,572
Total Short-Term Investments (Cost $444,840)		444,840
Total Investments+ (107.9%) (Cost $2,879,148) — including $212,724 of Securities Loaned		2,839,833
Liabilities in Excess of Other Assets (-7.9%)		(207,685)
Net Assets (100%)		$2,632,148

(b)           Issuer is in default.

(c)           All or a portion of security on loan at December 31, 2006.  At December 31, 2006 the Portfolio had loaned securities with a total value of $212,724,000.    This was secured by collateral of $138,289,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $78,965,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)           Security was valued at fair value — At December 31, 2006, the Portfolio held $51,000 of fair valued securities, representing less than 0.05% of net assets.

(e)           144A security — Certain conditions for public sale may exist.  Unless otherwise noted, these securities are deemed to be liquid.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp.,

0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(i)            Security is subject to delayed delivery.

(j)            All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)           Security has been deemed illiquid — At December 31, 2006.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $2,879,148,000 and,  accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $39,315,000 of which $38,275,000  related to appreciated securities and $77,590,000 related to depreciated securities.

@                                    Face Amount/Value is less than $500.

Inv Fl      Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate.  Indicated rate is the effective rate at December 31, 2006.

IO                                   Interest Only

JPY                            Japanese Yen

MXN                  Mexican Peso

PAC                       Planned Amortization Class

PO                                Principal Only

REMIC         Real Estate Mortgage Investment Conduit

TBA                      To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	19,754	$26,127	2/13/07	USD	26,431	$26,431	$304

EUR — Euro

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5yr. Note	792	$83,210	Mar-07	$(447)
U.S. Treasury
10yr. Note	3,963	425,899	Mar-07	(3,134)
U.S. Treasury
Long Bond	1,834	204,376	Mar-07	(3,040)
Short:
U.S. Treasury
2yr. Note	849	173,223	Mar-07	937
				$(5,684)

U.S. Small Cap Value Portfolio

Portfolio of Investments

First Quarter

December 31, 2006 (unaudited)

	Shares	Value (000)
Common Stocks (92.8%)
Basic Resources (5.8%)
Albany International Corp., Class A	304,000	$10,005
Cytec Industries, Inc.	195,900	11,070
Hercules, Inc.	(a)564,635	10,903
Rock-Tenn Co., Class A	302,400	8,198
Silgan Holdings, Inc.	152,200	6,684
		46,860
Consumer Durables (2.4%)
Dayton Superior Corp.	(a)412,000	4,837
General Cable Corp.	(a)133,200	5,822
Jarden Corp.	(a)250,900	8,729
		19,388
Consumer Services (3.3%)
Cenveo, Inc.	(a)584,900	12,400
Consolidated Graphics, Inc.	(a)116,500	6,882
Sinclair Broadcast Group, Inc., Class A	734,000	7,707
		26,989
Energy (4.6%)
Denbury Resources, Inc.	(a)301,400	8,376
St. Mary Land & Exploration Co.	261,860	9,647
Superior Energy Services, Inc.	(a)256,030	8,367
Universal Compression Holdings, Inc.	(a)179,920	11,175
		37,565
Financial Services (19.1%)
Alabama National Bancorporation	58,400	4,014
Anthracite Capital, Inc. REIT	849,400	10,813
Central Pacific Financial Corp.	63,400	2,457
Conseco, Inc.	(a)594,500	11,878
First Niagara Financial Group, Inc.	519,700	7,723
FTI Consulting, Inc.	(a)318,600	8,886
Greater Bay Bancorp.	198,800	5,234
Integra Bank Corp.	205,200	5,647
LaSalle Hotel Properties, REIT	144,300	6,616
Max Re Capital Ltd.	503,840	12,505
MB Financial, Inc.	202,300	7,609
National Financial Partners Corp.	146,100	6,424
NYMAGIC, Inc.	156,200	5,717
Parkway Properties, Inc. REIT	156,188	7,967
Platinum Underwriters Holdings Ltd.	293,900	9,093
ProAssurance Corp.	(a)188,951	9,433
Provident Bankshares Corp.	117,800	4,194
Provident New York Bancorp., Inc.	410,700	6,152
TAL International Group, Inc.	309,202	8,253
United America Indemnity Ltd., Class A	(a)593,530	15,034
		155,649
Food & Tobacco (1.2%)
Corn Products International, Inc.	289,200	9,989
Health Care (6.5%)
Apria Healthcare Group, Inc.	(a)782,300	20,848
Bio-Rad Laboratories, Inc., Class A	(a)166,200	13,715
Perrigo Co.	279,704	4,839
Sciele Pharma, Inc.	(a)388,900	9,333
West Pharmaceutical Services, Inc.	82,500	4,227
		52,962
Heavy Industry & Transportation (23.8%)
AAR Corp.	(a)111,100	3,243
ACCO Brands Corp.	(a)1,062,520	28,125
Acuity Brands, Inc.	236,360	12,300
American Commercial Lines, Inc.	(a)48,000	3,144
Brink’s Co. (The)	189,000	12,081

CIRCOR International, Inc.	285,272	10,495
DRS Technologies, Inc.	439,500	23,153
G&K Services, Inc., Class A	41,650	1,620
Gartner, Inc.	(a)407,000	8,055
Geo Group, Inc. (The)	(a)264,326	9,917
Gevity HR, Inc.	415,500	9,843
Laidlaw International, Inc.	415,100	12,631
MAXIMUS, Inc.	648,670	19,966
Moog, Inc., Class A	(a)269,200	10,281
Pacer International, Inc.	260,300	7,749
Stantec, Inc.	(a)188,300	4,094
Watts Water Technologies, Inc., Class A	282,500	11,614
Wright Express Corp.	(a)160,100	4,990
		193,301
Retail (9.9%)
AFC Enterprises, Inc.	(a)751,800	13,292
Central Garden & Pet Co.	(a)169,714	8,217
Denny’s Corp.	(a)2,334,200	10,994
Guitar Center, Inc.	(a)166,000	7,546
Landry’s Restaurants, Inc.	252,300	7,592
Lithia Motors, Inc., Class A	311,255	8,952
Maidenform Brands, Inc.	(a)298,619	5,411
Stage Stores, Inc.	281,000	8,540
Tween Brands, Inc.	(a)243,800	9,735
		80,279
Technology (12.1%)
Adtran, Inc.	40,500	919
Belden CDT, Inc.	584,550	22,850
Electronics for Imaging, Inc.	(a)678,900	18,045
Keane, Inc.	(a)741,800	8,835
Microsemi Corp.	(a)242,900	4,773
MSC.Software Corp.	(a)951,400	14,490
MTC Technologies, Inc.	(a)275,327	6,484
Paxar Corp.	(a)467,500	10,781
Tekelec	(a)774,000	11,478
		98,655
Utilities (4.1%)
AGL Resources, Inc.	148,900	5,794
Avista Corp.	285,921	7,236
PNM Resources, Inc.	248,550	7,730
Syniverse Holdings, Inc.	(a)383,600	5,750
UGI Corp.	262,500	7,161
		33,671
Total Common Stocks (Cost $604,060)		755,308
Investment Companies (0.8%)
Financial Services (0.8%)
iShares Russell 2000 Value Index Fund (Cost $5,753)	76,500	6,122

	Face Amount (000)
Short-Term Investment (6.7%)
Repurchase Agreement (6.7%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $54,556 (Cost $54,524)	$54,524	54,524
Total Investments+(100.3%) (Cost $664,337)		815,954
Liabilities in Excess of Other Assets (-0.3%)		(2,233)
Net Assets (100%)		$813,721

(a)           Non-income producing security.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to

11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $664,337,000  and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $151,617,000 of which $155,894,000 related to appreciated securities and $4,277,000 related to depreciated securities.

REIT       Real Estate Investment Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (86.3%)
Agency Adjustable Rate Mortgages (0.4%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.13%, 10/20/27 - 12/20/27	$30	$31
5.38%, 2/20/25 - 1/20/28	885	894
5.75%, 8/20/25 - 9/20/27	231	234
		1,159
Agency Fixed Rate Mortgages (10.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/12 - 11/1/20	31	33
11.50%, 8/1/19	25	28
Gold Pools:
6.50%, 2/1/29 - 4/1/29	84	87
7.50%, 2/1/30 - 6/1/32	518	538
8.00%, 10/1/29 - 10/1/31	493	518
8.50%, 3/1/30 - 7/1/31	204	219
10.00%, 6/1/17 - 3/1/21	93	100
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/29 - 2/1/33	2,114	2,163
7.00%, 2/1/26 - 6/1/36	9,444	9,711
7.30%, 5/1/36	1,601	1,637
7.32%, 7/1/36	1,661	1,698
7.50%, 7/1/29 - 9/1/35	3,178	3,310
8.00%, 4/1/25 - 8/1/32	2,234	2,360
8.50%, 5/1/23 - 5/1/32	1,510	1,624
9.00%, 4/1/26	424	455
9.50%, 2/1/20 - 8/1/21	151	166
10.00%, 8/1/18 - 2/1/25	40	44
10.50%, 11/1/10 - 10/1/18	40	44
11.00%, 9/1/19 - 9/1/20	58	65
11.50%, 11/1/19	54	59
January TBA
7.00%, 1/25/36	(i)4,700	4,825
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	38	41
9.50%, 12/15/17 - 12/15/21	261	284
10.00%, 9/15/18 - 4/15/25	259	287
10.50%, 11/15/14 - 2/15/25	473	530
11.00%, 12/15/09 - 7/15/20	48	53
11.50%, 4/15/13 - 8/15/13	32	35
12.00%, 12/15/12 - 3/15/14	9	10
		30,924
Asset Backed Corporates (26.0%)
Argent Securities, Inc.
5.40%, 10/15/36	(h)2,069	2,070
Banc of America Securities Auto Trust
3.99%, 8/18/09	1,500	1,488
Bayview Financial Acquisition Trust
5.52%, 11/28/36	(h)1,367	1,367
Bear Stearns Asset Backed Securities, Inc.
5.47%, 8/25/35	(h)260	260
5.55%, 9/25/34	(h)343	343
5.57%, 3/25/35	(h)563	564

Capital Auto Receivables Asset Trust
3.35%, 2/15/08	410	409
4.05%, 7/15/09	1,600	1,590
4.98%, 5/15/11	2,275	2,275
5.03%, 10/15/09	1,400	1,396
5.31%, 10/20/09	(e)2,700	2,702
5.43%, 1/15/08	(h)243	243
Capital One Auto Finance Trust
5.07%, 7/15/11	1,200	1,199
Carrington Mortgage Loan Trust
5.47%, 10/25/35	(h)200	200
5.50%, 9/25/35	(h)302	303
Caterpillar Financial Asset Trust
3.90%, 2/25/09	1,062	1,055
5.57%, 5/25/10	1,500	1,510
CIT Equipment Collateral
3.50%, 9/20/08	240	237
5.07%, 2/20/10	1,250	1,248
Citibank Credit Card Issuance Trust
6.88%, 11/16/09	1,240	1,258
Citicorp Residential
5.41%, 9/25/36	(h)1,701	1,701
CNH Equipment Trust
4.02%, 4/15/09	1,196	1,189
4.27%, 1/15/10	1,575	1,559
5.20%, 6/15/10	1,050	1,051
Countrywide Asset-Backed Certificates
5.46%, 6/25/35	(h)761	762
5.50%, 7/25/25	(h)948	948
Daimler Chrysler Auto Trust
4.04%, 9/8/09	1,014	1,008
Fieldstone Mortgage Investment Corp.
5.42%, 11/25/36	(h)2,064	2,065
First Franklin Mortgage Loan Asset Backed Certificates
5.40%, 7/25/36	(h)1,649	1,650
5.42%, 2/25/36	(h)1,360	1,362
5.45%, 7/25/35	(h)481	481
5.47%, 10/25/35	(h)729	730
Ford Credit Auto Owner Trust
4.17%, 1/15/09	681	677
5.26%, 10/15/10	2,150	2,153
Fremont Home Loan Owner Trust
5.40%, 10/25/36	(h)2,355	2,357
GE Dealer Floorplan Master Note Trust
5.43%, 7/20/09	(h)1,300	1,302
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)1,275	1,266
4.88%, 10/22/09	(e)1,375	1,370
GSAMP Trust
5.40%, 1/25/37	(h)1,550	1,550
GS Auto Loan Trust
5.37%, 12/15/10	2,300	2,307
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09	25	25
3.76%, 12/17/12	1,750	1,723
4.07%, 2/15/12	1,125	1,106
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)825	821
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	1,340	1,329
3.93%, 1/15/09	635	631
4.85%, 10/19/09	1,125	1,121
Hyundai Auto Receivables Trust
3.98%, 11/16/09	950	940

Long Beach Mortgage Loan Trust
5.44%, 1/25/36	(h)511	512
MBNA Master Credit Card Trust USA
7.80%, 10/15/12	1,480	1,608
National City Auto Receivables Trust
2.88%, 5/15/11	1,350	1,325
Nationstar Home Equity Loan Trust
5.60%, 9/25/36	(h)1,859	1,860
New Century Home Equity Loan Trust
5.88%, 11/25/34	(h)109	109
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	1,538	1,526
Novastar Home Equity Loan
5.39%, 11/25/36	(h)1,967	1,968
Option One Mortgage Loan Trust
5.65%, 11/25/34	(h)55	55
RAAC Series
5.45%, 9/25/45	(h)640	640
Residential Asset Mortgage Products, Inc.
5.42%, 6/25/29	(h)1,843	1,844
Residential Asset Securities Corp.
5.43%, 5/25/30	(h)1,244	1,245
Securitized Asset Backed Receivables LLC Trust
5.43%, 11/25/36	(h)1,725	1,723
Soundview Home Equity Loan Trust
5.41%, 1/25/37	(h)1,550	1,550
Specialty Underwriting & Residential Finance
5.43%, 12/25/35	(h)31	31
Structured Asset Investment Loan Trust
5.45%, 7/25/35	(h)145	145
Structured Asset Securities Corp.
5.55%, 6/25/35	(h)860	861
Terwin Mortgage Trust
5.47%, 7/25/35	(e)(h)97	97
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	300	298
USAA Auto Owner Trust
3.16%, 2/17/09	292	291
3.58%, 2/15/11	1,850	1,827
3.90%, 7/15/09	766	760
Volkswagen Auto Lease Trust
3.82%, 5/20/08	618	616
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	1,500	1,495
Wachovia Auto Owner Trust
2.91%, 4/20/09	255	253
4.06%, 9/21/09	766	761
World Omni Auto Receivables Trust
3.29%, 11/12/08	194	194
		80,495
Collateralized Mortgage Obligations — Agency Collateral Series (0.8%)
Federal Home Loan Mortgage Corp.
Inv Fl IO
0.63%, 3/15/24	548	13
Inv Fl IO PAC
3.20%, 10/15/29	46	1
IO
5.00%, 12/15/16	1,228	117
6.00%, 5/1/31	722	137
6.50%, 4/1/28 - 5/15/33	1,337	282
8.00%, 1/1/28 - 6/1/31	83	18
Federal National Mortgage Association
Inv Fl IO
2.20%, 2/17/31	397	21

2.75%, 12/25/29	43	@—
2.85%, 10/25/28	461	17
IO
1.33%, 3/25/36	7,798	184
6.00%, 8/25/32 - 11/25/32	1,062	137
6.50%, 2/25/33 - 5/25/33	1,765	369
7.00%, 4/25/33	650	146
8.00%, 4/1/24 - 12/1/31	588	131
9.00%, 11/1/26	37	9
IO PAC
8.00%, 8/18/27	35	7
Government National Mortgage Association
Inv Fl IO
2.25%, 9/16/31	84	4
2.62%, 12/16/25	513	28
2.63%, 9/16/27	235	16
3.17%, 9/20/30	93	6
3.25%, 8/16/29	477	28
Washington Mutual, Inc. IO
0.34%, 9/25/46	64,200	655
		2,326
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.5%)
Countrywide Alternative Loan Trust
IO
0.48%, 2/25/37	6,134	337
1.00%, 3/20/46	6,087	289
1.08%, 9/25/35	12,612	282
1.43%, 8/25/46	(h)4,112	176
1.70%, 9/25/46	17,371	914
1.75%, 10/25/46	10,550	554
1.81%, 12/20/35	(e)(h)8,774	281
2.99%, 12/20/35	(e)(h)8,229	408
Greenpoint Mortgage Funding Trust IO
1.10%, 8/25/45	4,123	126
1.91%, 10/25/45	4,891	151
Harborview Mortgage Loan Trust
IO
1.41%, 6/19/35	(h)4,941	117
1.70%, 5/19/35	(h)7,573	187
2.08%, 3/19/37	(h)6,012	277
2.18%, 7/19/46	(h)9,933	374
PO
3/19/37	3	2
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust IO
1.34%, 7/25/35	(h)4,458	145
		4,620
Finance (5.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)1,185	1,234
American General Finance Corp.
4.63%, 5/15/09	110	108
4.63%, 9/1/10	(c)680	664
AXA Financial, Inc.
6.50%, 4/1/08	170	172
Bank of New York Co., Inc. (The)
3.80%, 2/1/08	250	246
5.20%, 7/1/07	165	165
CIT Group, Inc.
4.75%, 8/15/08	215	213
Countrywide Home Loans, Inc.
3.25%, 5/21/08	640	622
Farmers Exchange Capital
7.05%, 7/15/28	(c)(e)165	173

Farmers Insurance Exchange
8.63%, 5/1/24	(e)475	571
General Electric Capital Corp.
4.25%, 12/1/10	(c)230	223
4.75%, 9/15/14	60	58
5.88%, 2/15/12	(c)50	52
HSBC Finance Corp.
4.13%, 12/15/08	100	98
5.88%, 2/1/09	290	294
6.38%, 10/15/11	570	597
6.75%, 5/15/11	235	249
8.00%, 7/15/10	150	163
Huntington National Bank
4.38%, 1/15/10	250	243
JPMorgan Chase & Co.
6.00%, 2/15/09	635	642
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	575	566
Mantis Reef Ltd.
4.69%, 11/14/08	(e)400	395
MBNA Corp.
5.80%, 5/5/08	(h)475	478
Nationwide Building Society
4.25%, 2/1/10	(e)615	596
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	265	280
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	260	258
Popular North American, Inc.
5.65%, 4/15/09	215	216
Residential Capital Corp.
6.38%, 6/30/10	925	937
SLM Corp.
4.00%, 1/15/10	485	468
Sovereign Bank
4.00%, 2/1/08	100	99
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	415	414
Two-Rock Pass Through Trust
6.32%, 12/31/49	(e)(h)315	310
Unicredit Luxembourg Finance S.A.
5.43%, 10/24/08	(e)(h)985	986
USB Capital IX
6.19%, 12/29/49	(h)760	777
Wachovia Capital Trust III
5.80%, 12/31/49	(h)2,350	2,372
Washington Mutual, Inc.
8.25%, 4/1/10	664	716
Washington Mutual Preferred Funding II
6.66%, 12/31/49	(e)300	301
World Financial Properties
6.91%, 9/1/13	(e)148	155
6.95%, 9/1/13	(e)599	628
Xlliac Global Funding
4.80%, 8/10/10	(e)630	618
		18,357
Industrials (5.3%)
America West Airlines, Inc.
7.10%, 4/2/21	577	611
Brookfield Asset Management, Inc.
7.13%, 6/15/12	520	555
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	260	264

Caterpillar Financial Services Corp.
3.63%, 11/15/07	110	108
5.45%, 8/20/07	(h)580	581
Clorox Co.
5.48%, 12/14/07	(h)620	621
Comcast Cable Communications, Inc.
6.75%, 1/30/11	265	278
7.13%, 6/15/13	175	189
ConAgra Foods, Inc.
7.00%, 10/1/28	120	130
8.25%, 9/15/30	285	351
Consumers Energy Co.
4.80%, 2/17/09	225	222
Cooper Industries, Inc.
5.25%, 7/1/07	405	404
5.25%, 11/15/12	295	292
CVS Corp.
5.75%, 8/15/11	140	142
6.04%, 12/10/28	(e)750	749
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	265	316
FBG Finance Ltd.
5.13%, 6/15/15	(c)(e)490	464
Federated Department Stores, Inc.
6.63%, 9/1/08	120	122
FedEx Corp.
2.65%, 4/1/07	215	214
France Telecom S.A.
8.50%, 3/1/31	505	665
Fred Meyer, Inc.
7.45%, 3/1/08	450	460
Hewlett Packard Co.
5.50%, 5/22/09	(h)460	461
Home Depot, Inc.
5.49%, 12/16/09	(h)220	220
Hyatt Equities LLC
6.88%, 6/15/07	(e)280	281
ICI Wilmington, Inc.
4.38%, 12/1/08	235	231
LG Electronics, Inc.
5.00%, 6/17/10	(c)(e)210	206
May Department Stores Co. (The)
6.70%, 7/15/34	(c)455	450
Miller Brewing Co.
4.25%, 8/15/08	(e)475	467
Mohawk Industries, Inc.
7.20%, 4/15/12	295	307
News America Holdings, Inc.
7.75%, 2/1/24	250	280
News America, Inc.
7.13%, 4/8/28	80	85
Norfolk Southern Corp.
7.35%, 5/15/07	245	247
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	115	114
Raytheon Co.
6.15%, 11/1/08	46	47
Sara Lee Corp.
6.13%, 11/1/32	370	336
SBC Communications, Inc.
6.15%, 9/15/34	250	247
Sprint Capital Corp.
8.75%, 3/15/32	80	97
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)381	399

Telecom Italia Capital S.A.
4.00%, 11/15/08	115	112
4.00%, 1/15/10	(c)535	511
Telefonica Europe BV
8.25%, 9/15/30	525	627
Textron Financial Corp.
4.13%, 3/3/08	230	227
5.13%, 2/3/11	550	546
Time Warner, Inc.
5.61%, 11/13/09	(h)895	896
Union Pacific Corp.
6.63%, 2/1/08	305	309
Viacom, Inc.
6.88%, 4/30/36	475	471
Vodafone Group plc
5.45%, 12/28/07	(h)335	335
Yum! Brands, Inc.
8.88%, 4/15/11	240	269
		16,516
Mortgages - Other (24.3%)
American Home Mortgage Assets
5.58%, 9/25/46	(h)1,537	1,542
5.61%, 10/25/46	(h)2,443	2,452
Banc of America Funding Corp.
5.70%, 9/20/35	(h)630	633
Bear Stearns Mortgage Funding Trust
5.53%, 10/25/36	(h)1,787	1,786
5.55%, 9/25/36	(h)2,130	2,128
5.60%, 7/25/36	(h)1,231	1,230
Countrywide Alternative Loan Trust
5.49%, 7/25/46	(h)900	901
5.58%, 10/25/46	(h)2,385	2,384
5.61%, 11/20/35	(h)719	721
5.66%, 3/20/46	(h)911	912
5.73%, 11/20/35	(h)894	897
5.74%, 12/20/35	(h)2,096	2,104
6.53%, 2/25/36	(h)1,426	1,440
Downey Savings & Loan Association Mortgage Loan Trust
5.55%, 10/19/36	(h)2,039	2,044
5.77%, 4/19/46	(h)1,431	1,433
Federal National Mortgage Association
5.41%, 12/25/36	1,412	1,412
7.13%, 7/1/36	1,331	1,361
Gemsco Mortgage Pass Through Certificate
8.70%, 11/25/10	(d)(k)6	6
Greenpoint Mortgage Funding Trust
5.51%, 1/25/37	(h)1,550	1,550
5.67%, 3/25/36	(h)1,339	1,341
GSR Mortgage Loan Trust
5.59%, 8/25/46	(h)2,031	2,036
Harborview Mortgage Loan Trust
5.44%, 1/19/38	(h)774	774
5.50%, 2/19/46	(h)1,575	1,575
5.53%, 11/19/36	(h)2,087	2,088
5.54%, 12/19/37	(h)1,624	1,625
5.55%, 7/21/36	(h)1,981	1,982
5.58%, 7/19/46	(h)1,122	1,123
5.61%, 10/19/37	(h)1,231	1,233
5.63%, 11/19/36	(h)2,198	2,208
5.64%, 7/19/45	(h)413	415
5.73%, 11/19/35	(h)708	712
Indymac Index Mortgage Loan Trust
5.47%, 7/25/46	(h)1,625	1,634
5.55%, 4/25/46	(h)1,898	1,901

5.56%, 11/25/36	(h)1,685	1,685
Luminent Mortgage Trust
5.55%, 10/25/46	(h)1,462	1,465
5.58%, 5/25/46	(h)1,058	1,061
5.59%, 4/25/36	(h)1,013	1,016
Mastr Adjustable Rate Mortgage Trust
5.60%, 4/25/46	(h)1,020	1,024
Merrill Lynch Mortgage Investors, Inc.
5.47%, 8/25/35	(h)480	481
Residential Accredit Loans, Inc.
5.54%, 12/25/36	(h)1,695	1,695
5.61%, 2/25/46	(h)440	440
5.62%, 2/25/46	(h)523	523
5.73%, 10/25/45	(h)1,720	1,728
Structured Asset Mortgage Investments, Inc.
5.54%, 2/25/36	(h)474	475
5.55%, 10/25/36	(h)2,129	2,133
5.58%, 7/25/36 - 8/25/36	(h)4,227	4,240
5.62%, 4/25/36	(h)1,648	1,654
Wamu Alternative Mortgage Pass-Through Certificates
4.83%, 8/25/46	(h)1,187	1,191
5.77%, 4/25/46	(h)1,144	1,151
5.78%, 5/25/46	(h)1,159	1,160
Washington Mutual, Inc.
5.43%, 6/25/46	(h)892	892
5.60%, 11/25/45 - 12/25/45	(h)1,618	1,622
5.61%, 7/25/44 - 10/25/45	(h)675	677
5.64%, 8/25/45	(h)333	334
Zuni Mortgage Loan Trust
5.48%, 7/25/36	(h)1,081	1,080
		75,310
U.S. Treasury Securities (10.7%)
U.S. Treasury Strips
IO
4.83%, 2/15/21	(c)500	250
4.91%, 5/15/19	(c)1,000	548
4.92%, 2/15/20	(c)6,075	3,202
4.97%, 8/15/20	(c)2,000	1,025
5.01%, 5/15/20	(c)17,325	8,998
5.06%, 5/15/21	36,705	18,090
5.10%, 11/15/19	(c)1,850	987
	65,455	33,100
Utilities (1.4%)
Ameren Corp.
4.26%, 5/15/07	460	458
Arizona Public Service Co.
5.80%, 6/30/14	500	500
Carolina Power & Light Co.
5.13%, 9/15/13	340	335
CC Funding Trust I
6.90%, 2/16/07	270	270
Consolidated Natural Gas Co.
6.25%, 11/1/11	175	181
Detroit Edison Co.
6.13%, 10/1/10	175	179
Entergy Gulf States, Inc.
3.60%, 6/1/08	320	312
5.77%, 12/1/09	(h)155	155
NiSource Finance Corp.
5.94%, 11/23/09	(h)240	240
Ohio Power Corp.
6.00%, 6/1/16	(c)460	473
Plains All American Pipeline LP
6.70%, 5/15/36	465	480

Public Service Electric & Gas Co.
5.00%, 1/1/13	230	225
Sempra Energy
4.63%, 5/17/07	230	229
Texas Eastern Transmission LP
7.00%, 7/15/32	(c)170	191
Wisconsin Electric Power Co.
3.50%, 12/1/07	250	246
		4,474
Total Fixed Income Securities (Cost $270,236)		267,281

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
6/07 @ $94.25	690	17
6/07 @ $94.50	104	9
6/07 @ $94.75	45	15
9/07 @ $94.75	73	26
Total Put Options Purchased (Cost $277)		67

Shares
Preferred Stock (0.2%)
Mortgages - Other (0.2%)
Home Ownership Funding Corp., 13.33% (Cost $458)	(e)2.975	448

	Face
	Amount
	(000)
Short-Term Investments (16.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (1.9%)
Alliance & Leicester plc, 5.36%, 1/8/07	$ (h)195	195
Bancaja, 5.37%, 1/19/07	(h)98	98
Bank of America Corp., 5.32%, 1/2/07	(h)313	313
Bank of New York Co., Inc., 5.34%, 1/10/07	(h)98	98
Bear Stearns & Co., Inc.,
5.37%, 1/2/07	(h)117	117
5.38%, 1/2/07	(h)78	78
5.39%, 1/16/07	(h)195	195
BNP Paribas plc, 5.35%, 2/20/07	(h)195	195
CIC, New York,
5.33%, 1/3/07	(h)137	137
5.34%, 1/2/07	(h)195	195
Dekabank Deutsche Girozentrale,
5.39%, 1/19/07	(h)200	200
Deutsche Bank Securities, Inc.,
5.33%, 1/2/07	628	628
Dexia Bank, New York, 5.33%, 1/2/07	(h)195	195
Gemini Securitization Corp., 5.34%, 1/2/07	98	98
Goldman Sachs Group, Inc.,
5.40%, 1/16/07	(h)98	98
5.42%, 1/2/07	(h)184	184
HSBC Finance Corp., 5.34%, 1/8/07	(h)98	98
Liberty Lighthouse U.S. Capital,
5.33%, 1/2/07	(h)98	98
Manufacturers & Traders, 5.33%, 1/16/07	(h)117	117
Merrill Lynch & Co., 5.35%, 1/26/07	(h)103	103
Mitsubishi UFJ Financial Group,
5.33%, 1/2/07	(h)98	98
Natexis Banques Populaires, New York,
5.34%, 1/2/07	(h)195	195
5.35%, 1/2/07	(h)98	98
National City Bank Cleveland,
5.32%, 1/2/07	(h)284	284
National Rural Utilities Cooperative Finance Corp., 5.34%, 1/2/07	(h)391	391

Nationwide Building Society, 5.44%, 3/28/07	(h)227	227
Nordea Bank, New York, 5.31%, 1/2/07	(h)293	293
Rhein-Main Securitisation Ltd., 5.33%, 1/18/07	92	92
Skandi, New York, 5.34%, 1/9/07	(h)196	196
SLM Corp., 5.36%, 1/22/07	(h)196	196
Toronto Dominion, New York, 5.32%, 5/29/07	(h)196	196
Tulip Funding, 5.36%, 1/16/07	107	107
Unicredito Italiano Bank (Ireland) plc, 5.36%, 1/9/07	(h)137	137
World Savings Bank FSB, 5.35%, 1/19/07	(h)67	67
		6,017
Repurchase Agreement (14.4%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $44,621	(f)44,595	44,595
U.S. Treasury Securities (0.3%)
U.S. Treasury Bills
5.09%, 1/11/07	(j)930	929
Total Short-Term Investments (Cost $51,541)		51,541
Total Investments + (103.1%) (Cost $322,512) — Including $6,678 of Securities Loaned		319,337
Liabilities in Excess of Other Assets (-3.1%)		(9,751)
Net Assets (100%)		$309,586

(c)           All or a portion of security on loan at December 31, 2006.  At December 31, 2006 the Portfolio had loaned securities with a total value of $6,678,000.    This was secured by collateral of $6,017,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $853,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)           Security was valued at fair value — At December 31, 2006, the Portfolio held $6,000 of fair valued securities,  representing less than 0.05% of net assets.

(e)           144A security — Certain conditions for public sale may exist.  Unless otherwise noted, these securities are deemed to be liquid.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp.,  0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(i)            Security is subject to delayed delivery.

(j)            All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)           Security has been deemed illiquid at December 31, 2006.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $322,512,000 and,  accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,175,000 of which $2,448,000  related to appreciated securities and $5,623,000 related to depreciated securities.

@            Face Amount/Value is less than $500.

Inv Fl      Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate.  Indicated rate is the effective rate at December 31, 2006.

IO                                   Interest Only

PO                                Principal Only

PAC                       Planned Amortization Class

TBA                      To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	571	$59,991	Mar-07	$(334)
U.S. Treasury
10 yr. Note	160	17,195	Mar-07	(126)
U.S. Treasury
Long Bond	511	56,945	Mar-07	(849)
Short:
U.S. Treasury
2 yr. Note	49	9,998	Mar-07	66
				$(1,243)

U.S. Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Consumer Discretionary (8.5%)
Amazon.com, Inc.	(a)47,190	$1,862
Dow Jones & Co., Inc.	68,110	2,588
Newell Rubbermaid, Inc.	104,030	3,012
Office Depot, Inc.	(a)71,300	2,722
Snap-On, Inc.	57,290	2,729
		12,913
Consumer Staples (9.9%)
Avon Products, Inc.	69,870	2,309
ConAgra Foods, Inc.	184,030	4,969
Rite Aid Corp.	(a)564,150	3,069
Safeway, Inc.	46,070	1,592
UST, Inc.	51,810	3,015
		14,954
Energy (5.6%)
Amerada Hess Corp.	78,020	3,867
Cameron International Corp.	(a)42,880	2,275
El Paso Corp.	155,900	2,382
		8,524
Financials (27.3%)
A.G. Edwards, Inc.	46,580	2,948
ACE Ltd.	69,450	4,207
Allied World Assurance Holdings Ltd. (Bermuda)	91,210	3,979
Amvescap plc ADR	135,560	3,342
Aspen Insurance Holdings Ltd.	83,490	2,201
Charles Schwab Corp. (The)	151,560	2,931
Conseco, Inc.	(a)112,360	2,245
Hudson City Bancorp, Inc.	270,850	3,759
KKR Financial Corp. REIT	153,300	4,107
Lazard Ltd.	70,370	3,331
Marsh & McLennan Cos., Inc.	141,550	4,340
Northern Trust Corp.	46,440	2,818
Security Capital Assurance Ltd.	45,440	1,265
		41,473
Health Care (10.1%)
Affymetrix, Inc.	(a)80,853	1,865
Applera Corp. - Applied Biosystems Group (Tracking Stock)	61,620	2,261
Beckman Coulter, Inc.	66,970	4,005
HealthSouth Corp.	(a)124,978	2,831
Tenet Healthcare Corp.	(a)236,930	1,651
Watson Pharmaceuticals, Inc.	(a)105,970	2,758
		15,371
Industrials (5.7%)
Goodrich Corp.	78,660	3,583
KBR, Inc.	(a)38,100	997
McDermott International, Inc.	(a)35,770	1,819
Pitney Bowes, Inc.	49,400	2,282
		8,681
Information Technology (10.4%)
Andrew Corp.	(a)218,494	2,235
Cognos, Inc.	(a)72,220	3,066
Diebold, Inc.	109,080	5,083
Juniper Networks, Inc.	(a)115,650	2,190
Linear Technology Corp.	103,820	3,148
		15,722
Materials (9.8%)
International Flavors & Fragrances, Inc.	145,750	7,165
Nalco Holding Co.	(a)166,120	3,399
Sealed Air Corp.	66,680	4,329
		14,893
Telecommunication Services (2.5%)
CenturyTel, Inc.	87,100	3,803
Utilities (6.7%)
Constellation Energy Group, Inc.	50,285	3,463
NiSource, Inc.	133,530	3,218
Wisconsin Energy Corp.	73,240	3,476

		10,157
Total Common Stocks (Cost $123,725)		146,491
Mutual Fund (0.9%)
StreetTRACKS Gold Trust
(Cost $982)	(a)20,440	1,292

	Face Amount (000)
Short-Term Investment (3.8%)
Repurchase Agreement (3.8%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07 repurchase price $5,714 (Cost $5,711)	$	(f)5,711	5,711
Total Investments+(101.2%) (Cost $130,418)			153,494
Liabilities in Excess of Other Assets (-1.2%)			(1792)
Net Assets (100%)			$151,702

(a)           Non-income producing security.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28;  Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32;  Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennesse Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $130,418,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $23,076,000 of which $25,823,000 related to appreciated securities and $2,747,000 related to depreciated securities.

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2006 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Consumer Discretionary (11.2%)
Clear Channel Communications, Inc.	138,099	$4,908
Comcast Corp., Class A	(c)264,700	11,205
Gannett Co., Inc.	47,100	2,848
Liberty Media Holding Corp. - Capital, Class A	(a)55,200	5,408
Liberty Media Holding Corp. - Interactive, Class A	(a)(c)276,400	5,962
Live Nation, Inc.	(a)1	@
Lowe’s Cos., Inc.	67,400	2,100
News Corp., Inc.	(c)268,300	5,972
Time Warner, Inc.	618,200	13,464
Viacom, Inc., Class B	(a)279,550	11,470
Walt Disney Co.	98,600	3,379
		66,716
Consumer Staples (15.0%)
Altria Group, Inc.	115,700	9,929
Anheuser-Busch Cos., Inc.	82,250	4,047
Cadbury Schweppes plc ADR	(c)170,500	7,320
Coca-Cola Co. (The)	269,200	12,989
CVS Corp.	200,600	6,200
Kimberly-Clark Corp.	(c)187,000	12,707
Kraft Foods, Inc., Class A	273,800	9,775
Unilever N.V. (NY Shares)	441,900	12,042
Wal-Mart Stores, Inc.	309,800	14,306
		89,315
Energy (0.5%)
Total S.A. ADR	41,200	2,963
Financials (27.7%)
Aflac, Inc.	68,600	3,156
American International Group, Inc.	89,400	6,406
Bank of America Corp.	377,000	20,128
Bank of New York Co., Inc. (The)	189,600	7,465
Barclays plc	(c)21,500	1,250
Berkshire Hathaway, Inc., Class B	(a)(c)950	3,483
Chubb Corp.	192,180	10,168
Citigroup, Inc.	469,800	26,168
Fannie Mae	59,900	3,557
Freddie Mac	232,300	15,773
Genworth Financial, Inc.	53,700	1,837
Hartford Financial Services Group, Inc.	24,200	2,258
JPMorgan Chase & Co.	148,600	7,177
Merrill Lynch & Co., Inc.	88,600	8,249
Metlife, Inc.	75,800	4,473
PNC Financial Services Group, Inc.	(c)81,300	6,019
St. Paul Travelers Cos., Inc. (The)	119,915	6,438
SunTrust Banks, Inc.	21,700	1,833
Torchmark Corp.	(c)52,900	3,373
U.S. Bancorp	86,600	3,134
Wachovia Corp.	235,400	13,406
Wells Fargo & Co.	261,500	9,299
		165,050

Health Care (18.0%)
Abbott Laboratories	159,500	7,769
Boston Scientific Corp.	(a)260,000	4,467
Bristol-Myers Squibb Co.	636,700	16,758
Cardinal Health, Inc.	82,400	5,309
Eli Lilly & Co.	186,200	9,701
GlaxoSmithKline plc ADR	242,200	12,778
Pfizer, Inc.	394,500	10,218
Roche Holding AG ADR	110,200	9,863
Sanofi-Aventis ADR	118,700	5,480
Schering-Plough Corp.	564,200	13,338
Wyeth	225,100	11,462
		107,143
Industrials (0.7%)
General Electric Co.	105,200	3,915
Southwest Airlines Co.	11,500	176
		4,091
Information Technology (7.5%)
Affiliated Computer Services, Inc., Class A	(a)(c)34,887	1,704
Cisco Systems, Inc.	(a)115,500	3,157
Dell, Inc.	(a)307,100	7,705
First Data Corp.	96,600	2,465
Flextronics International Ltd.	(a)99,600	1,143
Hewlett-Packard Co.	61,700	2,541
Intel Corp.	268,100	5,429
International Business Machines Corp.	50,900	4,945
KLA-Tencor Corp.	(c)63,400	3,154
McAfee, Inc.	(a)93,900	2,665
Microsoft Corp.	103,900	3,103
Nokia Oyj ADR	48,300	981
Telefonaktiebolaget LM Ericsson ADR	(c)32,700	1,316
Texas Instruments, Inc.	79,100	2,278
Western Union Co. (The)	96,600	2,166
		44,752
Materials (9.1%)
Alcoa, Inc.	450,100	13,508
E.I. du Pont de Nemours & Co.	347,000	16,902
International Paper Co.	559,623	19,083
Rohm & Haas Co.	(c)93,200	4,764
		54,257
Telecommunication Services (6.8%)
AT&T, Inc.	489,800	17,510
Embarq Corp.	11,670	614
Sprint Nextel Corp.	156,900	2,964
Verizon Communications, Inc.	527,900	19,659
		40,747
Utilities (0.9%)
American Electric Power Co., Inc.	120,200	5,118
Total Common Stocks (Cost $505,347)		580,152

	Face
	Amount
	(000)
Short-Term Investments (7.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.2%)
Alliance & Leicester plc, 5.36%, 1/8/07	$ (h)1,015	1,015
Bancaja, 5.37%, 1/19/07	(h)508	508
Bank of America Corp., 5.32%, 1/2/07	(h)1,624	1,624
Bank of New York Co., Inc., 5.34%, 1/10/07	(h)508	508

Bear Stearns & Co., Inc.,
5.37%, 1/2/07	(h)609	609
5.38%, 1/2/07	(h)406	406
5.39%, 1/16/07	(h)1,015	1,015
BNP Paribas plc, 5.35%, 2/20/07	(h)1,015	1,015
CIC, New York,
5.33%, 1/3/07	(h)710	710
5.34%, 1/2/07	(h)1,015	1,015
Dekabank Deutsche Girozentrale,
5.39%, 1/19/07	(h)1,035	1,035
Deutsche Bank Securities, Inc.,
5.33%, 1/2/07	3,257	3,257
Dexia Bank, New York, 5.33%, 1/2/07	(h)1,015	1,015
Gemini Securitization Corp., 5.34%, 1/2/07	507	507
Goldman Sachs Group, Inc.,
5.40%, 1/16/07	(h)508	508
5.42%, 1/2/07	(h)954	954
HSBC Finance Corp., 5.34%, 1/8/07	(h)508	508
Liberty Lighthouse US Capital,
5.33%, 1/2/07	(h)507	507
Manufacturers & Traders, 5.33%, 1/16/07	(h)609	609
Merrill Lynch & Co., 5.35%, 1/26/07	(h)533	533
Mitsubishi UFJ Financial Group,
5.33%, 1/2/07	(h)508	508
Natexis Banques Populaires, New York,
5.34%, 1/2/07	(h)508	508
5.35%, 1/2/07	(h)1,015	1,015
National City Bank Cleveland,
5.32%, 1/2/07	(h)1,471	1,471
National Rural Utilities Cooperative Finance Corp., 5.34%, 1/2/07	(h)2,030	2,030
Nationwide Building Society, 5.44%, 3/28/07	(h)1,177	1,177
Nordea Bank, New York, 5.31%, 1/2/07	(h)1,523	1,523
Rhein-Main Securitisation Ltd., 5.33%, 1/18/07	479	479
Skandi, New York, 5.34%, 1/9/07	(h)1,015	1,015
SLM Corp., 5.36%, 1/22/07	(h)1,015	1,015
Toronto Dominion, New York, 5.32%, 5/29/07	(h)1,015	1,015
Tulip Funding, 5.36%, 1/16/07	558	558
Unicredito Italiano Bank (Ireland) plc,
5.36%, 1/9/07	(h)711	711
World Savings Bank FSB, 5.35%, 1/19/07	(h)345	345
		31,228
Repurchase Agreement (2.6%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $15,473 Cost ($15,464)	(f)15,464	15,464
Total Short-Term Investments (Cost $46,692)		46,692
Total Investments+(105.2%) (Cost $552,039)—
Including $30,627 of Securities Loaned		626,844
Liabilities in Excess of Other Assets (-5.2%)		(31,071)
Net Assets (100%)		$595,773

(a)           Non-income producing security.

(c)           All or a portion of security on loan at December 31, 2006. At December 31, 2006, the Portfolio had loaned securities with a total value of $30,627,000. This was secured by collateral of $31,228,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28;  Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32;  Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennesse Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)           Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

+              At December 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $552,039,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $74,805,000, of which $79,751,000 related to appreciated securities and $4,946,000 related to depreciated securities.

ADR       American Depositary Receipt

@                                    Face Amount/Value less than $500.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this amended Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s (“SEC”) rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this amended report. The Trust’s principal executive officer and principal financial officer have also concluded that the Trust’s disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this amended Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to September 30, 2006, the Trust’s fiscal year end, the Trust had a deficiency in the operations of its internal control over financial reporting related to the accounting for recording accretion income for Interest Only securities. In addition, the Trust’s independent registered public accountants advised the Trust that this control deficiency represented a material weakness in the operations of internal control over financial reporting as of September 30, 2006. As a result, changes were made to the Trust’s financial statements, which did not impact the net asset value of the Trust’s shares or the Trust’s total return for any period, and were re-issued to the Trust’s shareholders. Since September 30, 2006, and prior to the re-issuance of the Trust’s annual report, management has enhanced its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls’ effectiveness to ensure that Interest Only securities are accounted for properly.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the period covered by this amended report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting. However, as discussed above, subsequent to September 30, 2006, the Trust’s internal control over financial reporting was enhanced.

Item 3. Exhibits.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 2, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 2, 2007